Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.77%
Alabama : 0.69%
GO Revenue : 0.02%
Jefferson County AL Series A	4.90%	4-1-2021	$135,000	$135,000

Miscellaneous Revenue : 0.53%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	3,250,000	3,820,830

Water & Sewer Revenue : 0.14%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,051,677

				5,007,507

Arizona : 2.88%
Education Revenue : 1.96%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	650,000	675,929
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	570,000	571,106
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,012,940
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,125,580
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	658,170
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	295,000	321,700
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	610,000	613,227
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,099,510
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	993,254
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,207,931
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	670,000	675,668
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,025,000	1,047,345
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,029,260
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	210,000	214,246
				14,245,866

GO Revenue : 0.07%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	516,780

Resource Recovery Revenue : 0.32%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	2,300,000	2,327,922

Tax Revenue : 0.18%
City of San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,347,792

Utilities Revenue : 0.35%
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,532,829

				20,971,189

California : 2.80%
Airport Revenue : 1.55%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,291,300

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.31%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13%	8-1-2043	$1,000,000	$1,109,210
University of California Series AI	5.00	5-15-2038	1,000,000	1,110,240
				2,219,450

GO Revenue : 0.16%
California Prerefunded Bond	6.00	4-1-2038	70,000	70,000
California Unrefunded Bond	6.00	4-1-2038	130,000	130,100
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	370,745
Hawthorne CA School District CAB Series C (National Insured) ¤	0.00	11-1-2025	100,000	85,654
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	500,189
				1,156,688

Health Revenue : 0.19%
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	100,000	106,230
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	150,000	159,924
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	897,757
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	248,327
				1,412,238

Industrial Development Revenue : 0.21%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,430,000	1,548,920

Miscellaneous Revenue : 0.30%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,104,270
California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	250,000	250,000
Palo Alto CA Improvement Bond Act of 1915	4.00	9-2-2020	240,000	248,119
San Diego CA Public Financing Authority Capital Improvement Project Series B	5.00	10-15-2029	500,000	597,725
				2,200,114

Water & Sewer Revenue : 0.08%
Los Angeles CA DW&P Series A	5.00	7-1-2039	500,000	567,430

				20,396,140

Colorado : 1.89%
Education Revenue : 0.46%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,500,000	1,536,975
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	465,000	522,879
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,270,610
				3,330,464

GO Revenue : 0.10%
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	689,826

Health Revenue : 0.55%
Colorado Health Facilities Authority Catholic Health Initiatives Series A	5.00	7-1-2039	4,000,000	4,032,600

2

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.39%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bond Series 2016	5.00%	12-1-2033	$2,500,000	$2,819,025

Miscellaneous Revenue : 0.39%
Regents of the University of Colorado Certificate of Participation Series 2013A	5.00	11-1-2028	1,000,000	1,132,190
Westminster CO Public Schools Certificates of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,734,750
				2,866,940

				13,738,855

Connecticut : 0.42%
GO Revenue : 0.42%
Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	515,795
Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	313,676
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,263,398
				3,092,869

Delaware : 0.22%
Education Revenue : 0.22%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,595,865

District of Columbia : 0.05%
Education Revenue : 0.01%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	30,000	30,517

Miscellaneous Revenue : 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	304,619

				335,136

Florida : 3.77%
Airport Revenue : 2.15%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,080,590
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	3,065,974
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,388,360
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,141,920
				15,676,844

Education Revenue : 0.81%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,144,510
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,365,689
Miami-Dade County FL IDA Aspira Florida Project Series 2016A 144A	5.75	11-1-2036	2,000,000	1,882,660

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75%	9-15-2035	$1,500,000	$1,540,560
				5,933,419

Health Revenue : 0.26%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,651,350
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	249,975
				1,901,325

Miscellaneous Revenue : 0.55%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	544,035
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,426,600
				3,970,635

				27,482,223

Georgia : 3.05%
Health Revenue : 0.15%
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,127,080

Industrial Development Revenue : 0.01%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	55,964

Utilities Revenue : 2.89%
Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	2.40	1-1-2038	4,000,000	3,997,640
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	5,083,650
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	4,000,000	4,313,800
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,700,000	2,906,253
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	2.42	4-1-2048	4,800,000	4,762,992
				21,064,335

				22,247,379

Guam : 0.28%
Tax Revenue : 0.05%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	380,498

Utilities Revenue : 0.07%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	523,305

Water & Sewer Revenue : 0.16%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	584,612

4

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25%	7-1-2022	$500,000	$545,900
				1,130,512

				2,034,315

Hawaii : 0.32%
Airport Revenue : 0.32%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,295,420

Idaho : 0.25%
Education Revenue : 0.25%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,066,980
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	460,000	466,293
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	250,000	250,390
				1,783,663

Illinois : 18.76%
Airport Revenue : 1.94%
Chicago IL Midway Airport Second Lien Refunding Bond Series A	5.50	1-1-2031	4,500,000	4,983,435
Chicago IL O’Hare International Airport	5.00	1-1-2035	2,350,000	2,401,418
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,000,000	1,106,680
Chicago IL O’Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,288,720
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,693,425
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	1,000,000	1,110,280
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	565,905
				14,149,863

Education Revenue : 0.33%
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	7.13	10-1-2041	200,000	210,436
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,000,000	2,215,040
				2,425,476

GO Revenue : 6.28%
Bureau County IL Township High School District #502 Series A (Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	904,988
Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,722,889
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	6,000,000	4,597,740
Chicago IL CAB Series C ¤	0.00	1-1-2021	610,000	579,488
Chicago IL City Colleges Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2031	800,000	513,688
Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	555,000	595,465
Chicago IL Library Project Series D	5.00	1-1-2021	440,000	441,078
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,430,962
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,123,350
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,117,460

5

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00%	1-1-2032	$1,225,000	$1,363,952
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,104,410
Chicago IL Park District Unlimited Tax Refunding Bond Series 2016A	5.00	11-15-2028	1,655,000	1,875,297
Chicago IL Park District Unlimited Tax Refunding Bond Series 2016E	5.00	11-15-2029	1,735,000	1,960,897
Chicago IL Series A	6.00	1-1-2038	2,500,000	2,852,000
Chicago IL Series C	4.00	1-1-2021	750,000	780,615
Chicago IL Series C (National Insured)	5.00	1-1-2029	875,000	877,651
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	560,426
Cook County IL School District #159 Matteson-Richton Park CAB (AGM Insured) ¤	0.00	12-1-2023	615,000	546,428
Cook County IL Series A	5.00	11-15-2020	770,000	806,359
Illinois (AGM Insured)	5.00	1-1-2023	820,000	837,704
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,255,972
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	2,000,000	2,119,200
Illinois Series A	4.00	9-1-2019	600,000	600,894
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,083,232
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,095,950
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,864,696
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	559,495
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	1,030,000	777,938
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2028	475,000	342,789
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,625,000	909,431
Will County IL Lincoln-Way Community High School District #210 Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,350,080
Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	1,043,040
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,164,654
				45,760,218

Miscellaneous Revenue : 1.44%
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	70,000	71,621
Chicago IL Board of Education Series C	5.00	12-1-2021	2,000,000	2,098,480
Illinois	5.00	5-1-2025	870,000	932,997
Illinois	5.50	7-1-2025	1,250,000	1,357,475
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,482
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	380,000	396,180
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	533,565
Illinois Refunding Bond Series 2016	5.00	2-1-2026	3,000,000	3,292,440
Illinois Series 2013	5.50	7-1-2038	1,000,000	1,056,740
Illinois University Certificate of Participation Capital Improvement Project	4.25	4-1-2020	715,000	725,267
				10,470,247

Tax Revenue : 6.09%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,500,000	2,504,625
Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,328,369
Chicago IL Sales Tax	5.00	1-1-2032	850,000	1,000,909
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,279,449
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,649,465
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,035,140
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,606,769
Illinois Sales Tax Revenue Second Series (National Insured)	5.75	6-15-2020	1,005,000	1,047,944

6

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Illinois Series 2013	5.00%	6-15-2024	$1,000,000	$1,079,610
Illinois Series A	4.00	1-1-2029	1,000,000	1,001,430
Illinois Series A	5.00	6-1-2019	465,000	467,255
Illinois Series A	5.00	1-1-2027	2,000,000	2,076,460
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,790,650
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,662,810
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2019	1,135,000	1,115,739
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	11,000,000	7,159,900
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	1,950,000	1,359,852
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,009,945
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,153,030
				44,329,351

Tobacco Revenue : 0.47%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,426,120

Transportation Revenue : 0.15%
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,000,000	1,111,660

Water & Sewer Revenue : 2.06%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,955,000	2,191,379
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,070,180
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	3,013,114
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,086,958
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,625,255
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012	4.00	11-1-2020	770,000	794,317
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,076,840
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,131,320
				14,989,363

				136,662,298

Indiana : 3.15%
Health Revenue : 1.74%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	5,686,853
Indiana Health & Educational Facility Financing Authority Series 2006B	1.75	11-15-2031	7,000,000	7,000,910
				12,687,763

Industrial Development Revenue : 0.15%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,080,330

Miscellaneous Revenue : 0.52%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	665,603
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,104,124
				3,769,727

7

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue : 0.55%
Whiting IN BP Products North America Incorporated Project (SIFMA Municipal Swap +0.75%) ±	2.25%	12-1-2044	$4,000,000	$4,002,040

Water & Sewer Revenue : 0.19%
Indiana Finance Authority Wastewater Utility Project Series A	5.25	10-1-2031	1,310,000	1,418,796

				22,958,656

Iowa : 2.20%
Industrial Development Revenue : 2.06%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.92	4-1-2022	15,000,000	15,000,000

Miscellaneous Revenue : 0.14%
Coralville IA Certificate of Participation	4.00	6-1-2020	500,000	498,560
Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	497,265
				995,825

				15,995,825

Kansas : 0.84%
Tax Revenue : 0.84%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,965,000	6,125,451

Kentucky : 2.71%
Transportation Revenue : 0.12%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	909,160

Utilities Revenue : 2.59%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,300,000	10,080,084
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	7,062,900
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,702,404
				18,845,388

				19,754,548

Louisiana : 1.37%
Industrial Development Revenue : 1.37%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Exxon Capital Ventures LIQ) ø	1.52	8-1-2035	10,000,000	10,000,000

Maine : 0.05%
Airport Revenue : 0.05%
Portland ME General Airport	5.00	7-1-2022	150,000	163,785
Portland ME General Airport	5.00	7-1-2023	175,000	194,353
				358,138

8

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.78%
Education Revenue : 0.78%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75%	8-1-2033	$1,000,000	$1,028,590
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,614,930
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	3,033,372
				5,676,892

Massachusetts : 1.81%
Education Revenue : 0.01%
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2039	100,000	103,424

Health Revenue : 0.78%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,712,900

Tax Revenue : 1.02%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,715,946
Massachusetts Series D	4.00	5-1-2036	5,225,000	5,675,761
				7,391,707

				13,208,031

Michigan : 5.51%
Education Revenue : 0.17%
Michigan Public Educational Facilities Authority Bradford Academy Project ††	8.00	9-1-2021	80,000	71,070
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010	6.00	6-1-2020	205,000	205,367
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	485,000	492,571
Western Michigan University	5.25	11-15-2031	400,000	454,760
				1,223,768

GO Revenue : 0.12%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	860,000	868,669

Health Revenue : 1.63%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	11,921,690

Miscellaneous Revenue : 0.29%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,095,600

Tax Revenue : 0.70%
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	4,000,000	4,325,080
Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2020	785,000	786,382
				5,111,462

9

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 2.60%
Detroit MI Water Supply System Second Lien Series B (AGM Insured)	7.00%	7-1-2036	$715,000	$724,531
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	4,075,203
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,254,880
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,253,080
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,505,000
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,131,210
				18,943,904

				40,165,093

Minnesota : 0.33%
Education Revenue : 0.07%
Independence MN Charter School Lease Series A	4.25	7-1-2026	500,000	503,385

Miscellaneous Revenue : 0.26%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA SPA) ø	1.41	8-15-2037	1,865,000	1,865,000

				2,368,385

Mississippi : 1.88%
Industrial Development Revenue : 0.97%
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Project Series D ø	1.52	12-1-2030	2,200,000	2,200,000
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series H (Chevron Corporation) ø	1.48	11-1-2035	4,855,000	4,855,000
				7,055,000

Miscellaneous Revenue : 0.63%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,507,836
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	1,000,000	1,086,700
				4,594,536

Resource Recovery Revenue : 0.28%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,078,120

				13,727,656

Missouri : 0.18%
Health Revenue : 0.15%
Missouri HEFA	5.00	2-1-2021	800,000	835,552
Missouri HEFA	5.00	2-1-2022	220,000	234,560
				1,070,112

Tax Revenue : 0.03%
Raymore MO Tax Increment Refunding & Improvement Bond Raymore Galleria Project Series A	4.00	5-1-2020	265,000	265,949

				1,336,061

10

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Hampshire : 0.62%
Water & Sewer Revenue : 0.62%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00%	1-1-2026	$1,000,000	$1,129,330
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	968,843
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,900,929
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	548,803
				4,547,905

New Jersey : 5.57%
Education Revenue : 1.15%
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,875,000	2,026,369
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	523,700
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,536,165
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	2,900,000	3,162,247
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,108,350
				8,356,831

GO Revenue : 0.35%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,559,084

Housing Revenue : 1.50%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	4,305,000	4,464,931
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	4,335,000	4,514,296
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,900,000	1,983,087
				10,962,314

Miscellaneous Revenue : 1.82%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	1,490,000	1,597,206
New Jersey EDA Police Barracks Project	5.00	6-15-2020	285,000	295,277
New Jersey EDA Prerefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	45,000	55,606
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,399,449
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,383,150
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	241,365
New Jersey TTFA Series A	5.00	6-15-2020	1,600,000	1,657,696
New Jersey TTFA Series A	5.25	12-15-2022	600,000	661,608
				13,291,357

Transportation Revenue : 0.75%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,550,375
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,284,520
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,597,530
				5,432,425

				40,602,011

11

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
New Mexico : 0.85%
Utilities Revenue : 0.85%
Farmington NM PCR Southern California Edison Company Four Corners Project Series 2011	1.88%	4-1-2029	$2,000,000	$1,986,020
Farmington NM PCR Southern California Edison Company Four Corners Project Series A	1.88	4-1-2029	4,200,000	4,170,642
				6,156,662

New York : 3.87%
Education Revenue : 0.91%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,573,430
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	495,000	513,152
Monroe County NY IDAG Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	550,740
New York Dormitory Authority Series C (Bank of America NA LOC) ø	1.46	7-1-2031	2,000,000	2,000,000
				6,637,322

GO Revenue : 0.17%
Nassau County NY Series F	5.00	10-1-2020	150,000	152,621
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,111,660
				1,264,281

Industrial Development Revenue : 0.19%
New York Transportation Development Corporation Special Facilities Laguardia Airport Project Series 2018	5.00	1-1-2030	1,135,000	1,337,484

Miscellaneous Revenue : 0.02%
New York Dormitory Authority State University Educational Facilities Series A	5.50	5-15-2019	170,000	170,838

Tax Revenue : 1.24%
New York Dormitory Authority Series B Group C	5.00	2-15-2044	8,000,000	9,027,200

Tobacco Revenue : 0.07%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	533,850

Transportation Revenue : 0.80%
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	5,000,000	5,853,050

Water & Sewer Revenue : 0.47%
New York Municipal Water Finance Authority Series 2011 (Landesbank Hessen-Thüringen SPA) ø	1.50	6-15-2044	3,000,000	3,000,000
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	340,000	400,102
				3,400,102

				28,224,127

12

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 2.28%
Health Revenue : 1.16%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00%	12-1-2037	$2,700,000	$2,886,084
Lucas County Ohio Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,583,100
				8,469,184

Miscellaneous Revenue : 0.63%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,241,220
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,355,039
				4,596,259

Resource Recovery Revenue : 0.49%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	3,500,000	3,537,030

				16,602,473

Oklahoma : 1.23%
Airport Revenue : 0.92%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,411,669
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,313,900
				6,725,569

Miscellaneous Revenue : 0.31%
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,253,913

				8,979,482

Oregon : 0.03%
Education Revenue : 0.03%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	196,368

Pennsylvania : 6.65%
Airport Revenue : 0.39%
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,836,750

Education Revenue : 0.86%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	405,000	422,208
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	694,630
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	828,392
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,473,225
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,116,690
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	285,000	287,839
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	120,000	128,144
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	314,644
				6,265,772

13

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 1.62%
Allegheny County PA Series C-72	5.25%	12-1-2032	$1,000,000	$1,139,070
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,000,000	1,121,710
Philadelphia PA School District Series C	5.00	9-1-2020	250,000	260,828
Philadelphia PA School District Series E	5.25	9-1-2022	1,350,000	1,408,293
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,389,790
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,125,110
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,154,500
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,233,841
				11,833,142

Health Revenue : 0.28%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.00	11-1-2039	2,000,000	2,027,980

Industrial Development Revenue : 0.76%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,574,500

Miscellaneous Revenue : 2.01%
Commonwealth Financing Authority Pennsylvania Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	586,950
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	1,400,000	1,743,994
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,332,574
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,687,926
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	1,710,000	1,932,351
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	232,729
Philadelphia PA Public School Building Authority Unrefunded Bond Series A	5.00	6-1-2036	4,525,000	5,144,925
				14,661,449

Resource Recovery Revenue : 0.00%
Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	5,000	5,013

Transportation Revenue : 0.36%
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,149,280
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,455,440
				2,604,720

Water & Sewer Revenue : 0.37%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,317,849
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,351,688
				2,669,537

				48,478,863

South Carolina : 2.24%
Education Revenue : 0.15%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,000,000	1,092,740

14

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.21%
Lexington County SC Health Services District LexMed Obligated Group	5.00%	11-1-2021	$250,000	$269,198
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,237,342
				1,506,540

Miscellaneous Revenue : 0.48%
South Carolina Public Service Authority Series C	5.00	12-1-2030	3,010,000	3,502,225

Resource Recovery Revenue : 0.21%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,527,015

Utilities Revenue : 0.44%
Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	3,000,000	3,242,190

Water & Sewer Revenue : 0.75%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,467,000

				16,337,710

Tennessee : 2.04%
Health Revenue : 0.42%
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1	1.55	11-15-2030	3,100,000	3,088,406

Utilities Revenue : 1.62%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	8,000,000	8,631,760
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	3,000,000	3,173,040

				11,804,800

				14,893,206

Texas : 6.79%
Airport Revenue : 1.82%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,777,275
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,547,050
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,926,335
				13,250,660

Education Revenue : 1.66%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,289,188
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,659,975
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,385,203
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,089,320
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,050,420
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	1,255,000	1,253,243
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	90,000	92,906
New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00	8-15-2026	500,000	514,825
Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	772,065
				12,107,145

15

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 1.56%
Crowley TX Independent School District Building	4.00%	8-1-2048	$4,365,000	$4,634,757
Houston TX Public Improvement Refunding Bond Series A	5.00	3-1-2029	1,000,000	1,207,410
San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,501,984
				11,344,151

Miscellaneous Revenue : 1.20%
Lewisville TX Castle Hills Public Improvement District #6 Project Series 2019 144A	5.50	9-1-2039	1,865,000	1,869,066
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,995,000	6,260,039
Texas Transportation Commission Highway	5.00	4-1-2028	540,000	649,658
				8,778,763

Transportation Revenue : 0.30%
North Texas Tollway Authority System Series B	5.00	1-1-2026	350,000	368,746
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project	7.50	6-30-2033	250,000	267,190
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,526,356
				2,162,292

Utilities Revenue : 0.05%
Texas SA Energy Acquisition Public Facility Corporation Gas Supply	5.50	8-1-2019	330,000	333,508

Water & Sewer Revenue : 0.20%
Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	881,610
Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	584,650
				1,466,260

				49,442,779

Utah : 1.81%
Airport Revenue : 0.32%
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,175,230
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,170,260
				2,345,490

Education Revenue : 0.76%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	900,000	927,351
Utah Charter School Finance Authority Freedom Academy Foundation Project (Charter School Credit Enhancement Program Insured) 144A	5.25	6-15-2037	4,500,000	4,586,715
				5,514,066

Health Revenue : 0.73%
Utah County UT Hospital Revenue Bond Intermountain Health Care Services Incorporated Series 2012	5.00	5-15-2043	5,000,000	5,298,500

				13,158,056

16

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Vermont : 0.33%
Airport Revenue : 0.01%
Burlington VT Airport (AGM Insured)	5.00%	7-1-2019	$100,000	$100,777

Education Revenue : 0.32%
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	3.49	6-2-2042	2,350,763	2,326,385

				2,427,162

Virginia : 0.60%
Transportation Revenue : 0.60%
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,487,360
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,909,620
				4,396,980

Washington : 3.16%
GO Revenue : 1.84%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	544,740
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,340,895
Washington State Series D	5.00	2-1-2037	5,620,000	6,503,857
				13,389,492

Health Revenue : 1.32%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,499,706
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.50	1-1-2035	5,040,000	5,051,239
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	2.90	1-1-2035	3,000,000	3,053,190
				9,604,135

				22,993,627

Wisconsin : 3.51%
Airport Revenue : 0.37%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,733,586

Education Revenue : 1.60%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,103,430
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	5,015,880
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,444,542
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,829,022
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	460,000	465,571
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,773,631
				11,632,076

17

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name		Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.36%
Public Finance Authority WI Capital Improvements Boynton Beach FL Municipal Improvements Project		5.00%	7-1-2041	$2,280,000	$2,606,405

Tax Revenue : 1.18%
Mount Pleasant WI Series A		5.00	4-1-2043	5,000,000	5,740,350
Mount Pleasant WI Series A		5.00	4-1-2048	2,500,000	2,867,825
					8,608,175

					25,580,242

Total Municipal Obligations (Cost $688,328,812)					712,335,248

		Yield		Shares
Short-Term Investments : 0.93%
Investment Companies : 0.93%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		1.39		6,766,446	6,770,506

Total Short-Term Investments (Cost $6,770,190)					6,770,506

Total investments in securities (Cost $695,099,002)	98.70%				719,105,754
Other assets and liabilities, net	1.30				9,492,849

Total net assets	100.00%				$728,598,603

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

††	On the last interest date, partial interest was paid.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit

18

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2019 (unaudited)

National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority

19

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	2,817,113	58,092,908	54,143,575	6,766,446	$6,770,506	0.93%

Wells Fargo CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Municipal obligations	$0	$712,335,248	$0	$712,335,248
Short-term investments
Investment companies	6,770,506	0	0	6,770,506

Total assets	$6,770,506	$712,335,248	$0	$719,105,754

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Alternative Risk Premia Fund	Consolidated portfolio of investments — March 31, 2019 (unaudited)

Security name		Yield		Shares	Value
Short-Term Investments : 100.20%
Investment Companies : 5.70%
Wells Fargo Government Money Market Fund Select Class (l)(u)*		2.38%		2,236,521	$2,236,521

			Maturity date	Principal
U.S. Treasury Securities : 94.50%
U.S. Treasury Bill (z)#		2.40	9-26-2019	$9,875,000	9,759,525
U.S. Treasury Bill (z)#*		2.45	8-1-2019	27,500,000	27,278,197
					37,037,722

Total Short-Term Investments (Cost $39,267,151)					39,274,243

Total investments in securities (Cost $39,267,151)	100.20%				39,274,243
Other assets and liabilities, net	(0.20)				(80,045)

Total net assets	100.00%				$39,194,198

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Low Sugar Gas Oil Futures*	4	4-11-2019	$248,614	$242,100	$0	$(6,514)
London Metal Exchange Aluminum Futures*	7	4-17-2019	333,189	332,544	0	(645)
London Metal Exchange Lead Futures*	8	4-17-2019	433,638	401,600	0	(32,038)
London Metal Exchange Nickel Futures*	6	4-17-2019	463,528	465,102	1,574	0
London Metal Exchange Zinc Futures*	10	4-17-2019	681,047	743,688	62,641	0
London Metal Exchange Copper Futures*	9	4-17-2019	1,466,582	1,459,913	0	(6,669)
CAC 40 Index	12	4-18-2019	706,864	719,221	12,357	0
Hang Seng Index	3	4-29-2019	551,484	555,615	4,131	0
Gasoline RBOB Futures*	18	4-30-2019	1,418,273	1,423,170	4,897	0
Live Cattle Futures*	4	4-30-2019	204,678	201,120	0	(3,558)
Brent Crude Futures*	11	4-30-2019	737,581	743,380	5,799	0
Lean Hogs Futures*	7	5-14-2019	231,138	227,710	0	(3,428)
Cocoa Futures*	15	5-15-2019	336,927	342,000	5,073	0
London Metal Exchange Zinc Futures*	3	5-15-2019	221,095	221,531	436	0
Euro-Bund Futures	70	6-6-2019	13,065,007	13,061,436	0	(3,571)
10-Year U.S. Treasury Notes	250	6-19-2019	30,495,244	31,054,688	559,444	0
SPI 200 Index	9	6-20-2019	991,980	985,886	0	(6,094)
S&P/TSX 60 Index	7	6-20-2019	995,048	1,002,687	7,639	0
NASDAQ 100 E-Mini Index	4	6-21-2019	564,359	592,040	27,681	0
FTSE 100 Index	8	6-21-2019	733,037	751,409	18,372	0
S&P 500 E-Mini Index	5	6-21-2019	688,052	709,450	21,398	0
Russell 2000 E-Mini Index	10	6-21-2019	765,303	771,900	6,597	0
Euro STOXX 50 Index	18	6-21-2019	661,514	660,666	0	(848)
Gold 100 Ounces Futures*	7	6-26-2019	911,622	908,950	0	(2,672)
Long Gilt Bonds	70	6-26-2019	11,552,005	11,794,854	242,849	0
Short
London Metal Exchange Zinc Futures*	(1)	4-17-2019	(69,883)	(74,369)	0	(4,486)
London Metal Exchange Lead Futures*	(8)	4-17-2019	(404,387)	(401,600)	2,787	0
London Metal Exchange Nickel Futures	(6)	4-17-2019	(470,948)	(465,102)	5,846	0
London Metal Exchange Copper Futures*	(7)	4-17-2019	(1,136,382)	(1,135,488)	894	0
London Metal Exchange Aluminium Futures*	(26)	4-17-2019	(1,232,759)	(1,235,162)	0	(2,403)
WTI Crude Futures*	(9)	4-22-2019	(524,218)	(541,260)	0	(17,042)
NY Harbor Ultra-Low Sulfur Diesel Futures*	(7)	4-30-2019	(579,076)	(579,592)	0	(516)
Cotton #2 Futures*	(2)	5-8-2019	(72,400)	(77,610)	0	(5,210)
KC Hard Red Winter Wheat Futures*	(2)	5-14-2019	(44,860)	(43,000)	1,860	0
Soybean Futures	(15)	5-14-2019	(683,991)	(663,188)	20,803	0
Soybean Oil Futures*	(61)	5-14-2019	(1,043,009)	(1,037,976)	5,033	0
Soybean Meal Futures*	(9)	5-14-2019	(278,064)	(275,850)	2,214	0
Wheat Futures*	(4)	5-14-2019	(91,284)	(91,550)	0	(266)
Corn Futures*	(98)	5-14-2019	(1,836,325)	(1,746,850)	89,475	0
London Metal Exchange Lead Futures*	(18)	5-15-2019	(907,565)	(906,075)	1,490	0
London Metal Exchange Nickel Futures*	(4)	5-15-2019	(314,357)	(310,824)	3,533	0
Coffee C Futures*	(41)	5-20-2019	(1,546,507)	(1,452,938)	93,569	0
Silver Futures*	(6)	5-29-2019	(453,579)	(453,300)	279	0
TOPIX Index	(4)	6-13-2019	(579,487)	(574,574)	4,913	0
Japanese Yen Futures	(7)	6-13-2019	(9,647,599)	(9,681,133)	0	(33,534)
10-Year Australian Treasury Bonds	(197)	6-17-2019	(19,001,827)	(19,381,261)	0	(379,434)
10-Year Canadian Treasury Bonds	(132)	6-19-2019	(13,592,673)	(13,733,887)	0	(141,214)
MSCI Emerging Markets Index	(10)	6-21-2019	(529,021)	(528,700)	321	0
DAX Index	(2)	6-21-2019	(650,104)	(646,942)	3,162	0

					$1,217,067	$(650,142)

*	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
6,934,160 USD	9,770,000 AUD	Goldman Sachs	4-24-2019	$0	$(6,076)
89,512 USD	126,000 AUD	Goldman Sachs	4-24-2019	6	0
1,287,000 BRL	336,383 USD	Goldman Sachs	4-24-2019	0	(8,148)
138,632 USD	540,000 BRL	Goldman Sachs	4-24-2019	911	0
4,602,000 CAD	3,446,626 USD	Goldman Sachs	4-24-2019	0	(892)
1,593,004 USD	2,124,000 CAD	Goldman Sachs	4-24-2019	2,665	0
233,929,000 CLP	349,827 USD	Goldman Sachs	4-24-2019	0	(6,057)
816,635 USD	555,336,000 CLP	Goldman Sachs	4-24-2019	542	0
67,996 USD	1,537,000 CZK	Goldman Sachs	4-24-2019	1,161	0
830,351 USD	19,089,000 CZK	Goldman Sachs	4-24-2019	282	0
1,066,000 EUR	1,211,898 USD	Goldman Sachs	4-24-2019	0	(13,884)
158,537 USD	141,000 EUR	Goldman Sachs	4-24-2019	76	0
27,523,000 HUF	96,322 USD	Goldman Sachs	4-24-2019	0	(51)
1,326,464 USD	366,888,000 HUF	Goldman Sachs	4-24-2019	43,144	0
101,935,000 INR	1,471,348 USD	Goldman Sachs	4-24-2019	0	(4,735)
96,498,000 INR	1,387,682 USD	Goldman Sachs	4-24-2019	705	0
37,791,464,000 IDR	2,642,760 USD	Goldman Sachs	4-24-2019	3,738	0
234,139 USD	3,350,064,000 IDR	Goldman Sachs	4-24-2019	0	(462)
189,130,000 JPY	1,701,697 USD	Goldman Sachs	4-24-2019	8,130	0
449,347,000 JPY	4,061,964 USD	Goldman Sachs	4-24-2019	352	0
31,042,000 MXN	1,605,349 USD	Goldman Sachs	4-24-2019	0	(11,747)
3,595,000 MXN	184,843 USD	Goldman Sachs	4-24-2019	0	(287)
338,168 USD	493,000 NZD	Goldman Sachs	4-24-2019	2,299	0
472,269 USD	693,000 NZD	Goldman Sachs	4-24-2019	145	0
678,000 NOK	78,743 USD	Goldman Sachs	4-24-2019	0	(66)
7,140,462 USD	60,896,000 NOK	Goldman Sachs	4-24-2019	73,887	0
1,733,000 PLN	452,108 USD	Goldman Sachs	4-24-2019	0	(423)
633,922 USD	2,403,000 PLN	Goldman Sachs	4-24-2019	7,609	0
1,958,000 GBP	2,603,396 USD	Goldman Sachs	4-24-2019	0	(50,365)
1,024,033 USD	786,000 GBP	Goldman Sachs	4-24-2019	0	(830)
95,930,000 RUB	1,463,396 USD	Goldman Sachs	4-24-2019	0	(6,746)
19,490,000 RUB	296,741 USD	Goldman Sachs	4-24-2019	0	(795)
15,306,000 ZAR	1,056,081 USD	Goldman Sachs	4-24-2019	1,920	0
3,056,000 ZAR	211,447 USD	Goldman Sachs	4-24-2019	0	(206)
176,932 USD	200,673,000 KRW	Goldman Sachs	4-24-2019	29	0
551,743 USD	627,415,000 KRW	Goldman Sachs	4-24-2019	0	(1,353)
901,738 USD	8,317,000 SEK	Goldman Sachs	4-24-2019	5,711	0
2,519,916 USD	23,338,000 SEK	Goldman Sachs	4-24-2019	5,611	0
7,794,795 USD	7,787,000 CHF	Goldman Sachs	4-24-2019	0	(41,825)
14,093 USD	14,000 CHF	Goldman Sachs	4-24-2019	3	0
7,969,000 TRY	1,427,088 USD	Goldman Sachs	4-24-2019	0	(38,252)
1,338,904 USD	7,852,000 TRY	Goldman Sachs	4-24-2019	0	(29,541)

				$158,926	$(222,741)

Total Return Swaps

Reference asset/index	Counterparty	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Custom Basket Total Return Swap	Goldman Sachs	2/1/2024	$7,718,774	$(217,133)	$0	$(217,133)

The following table represents the required component disclosures associated with the total return swap basket as of the end of the period.

Reference asset	Shares	Value	% of swap basket value
Long positions
Common Stock
Communication Services
Media
Hakuhodo DY Holdings Incorporated	29,800	$478,067	1.22%
Interpublic Group of Companies Incorporated	13,739	288,654	0.74

		766,721
Consumer Discretionary
Hotels, Restaurants & Leisure
Domino’s Pizza Incorporated	2,006	517,748	1.32
Consumer staples
Beverages
Coca-Cola Amatil Limited	61,934	380,387	0.97
Food products
Archer Daniels Midland Company	14,480	624,521	1.59

		1,004,908
Energy
Oil, Gas & Consumable Fuels
Caltex Australia Limited	32,875	611,815	1.56
Financials
Diversified Financial Services
Exor NV	10,315	669,948	1.71
Health Care
Health Care Providers & Services
Suzuken Company Limited	7,300	422,202	1.08
Industrials
Commercial Services & Supplies
Securitas AB	19,002	307,083	0.78
Industrial Conglomerates
Keihan Electric Railway Company Limited	8,800	369,608	0.94
NWS Holdings Limited	139,000	303,852	0.78
Professional Services
Manpower Incorporated	3,690	305,125	0.78
Randstad Holdings NV	7,405	361,084	0.92
Transportation Infrastructure
Japan Airport Terminal Company Limited	7,500	316,360	0.81
Kamigumi Company Limited	18,300	423,359	1.08

		2,386,471
Information Technology
Electronic Equipment, Instruments & Components
Arrow Electronics Incorporated	5,040	388,380	0.99
CDW Corporation of Delaware	7,788	750,528	1.91

		1,138,908
Materials
Construction Materials
Taiheiyo Cement Corporation	10,300	342,921	0.87
Metals & Mining
Kobe Steel Limited	48,800	365,900	0.93

		708,821
Real Estate
Equity REITs
Dexus Property Group	53,292	482,079	1.23
Link REIT	50,500	590,561	1.51
Segro plc	74,766	655,747	1.67
Smart REIT	21,500	563,259	1.44
Swire Pacific Limited Class A	55,000	707,642	1.81

		2,999,288

Utilities
Gas Utilities
UGI Corporation	7,052	390,803	1.00
Multi-Utilities
Centrica plc	209,578	311,716	0.80

		702,519
Short positions
Common Stock
Consumer Discretionary
Hotels, Restaurants & Leisure
Accor SA	(7,729)	(313,074)	(0.80)
Internet & Direct Marketing Retail
Delivery Hero SE	(8,043)	(290,516)	(0.74)
Specialty Retail
USS Company Limited	(23,000)	(426,256)	(1.09)
Textiles, Apparel & Luxury Goods
Compagnie Financière Richemont SA	(3,951)	(287,829)	(0.73)
EssilorLuxottica SA	(4,617)	(504,343)	(1.29)

		(1,822,018)
Consumer Staples
Beverages
Anheuser Busch InBev SA/NV	(8,492)	(712,157)	(1.82)
Financials
Capital Markets
Credit Suisse Group AG	(32,618)	(380,143)	(0.97)
The Charles Schwab Corporation	(7,263)	(310,566)	(0.79)
Insurance
American International Group Incorporated	(10,714)	(461,345)	(1.18)
Japan Post Holdings Company Limited	(49,900)	(583,510)	(1.49)
Legal & General Group plc	(129,276)	(463,538)	(1.18)
Prudential plc	(18,621)	(372,889)	(0.95)

		(2,571,991)
Health Care
Biotechnology
Alnylam Pharmaceuticals Incorporated	(5,033)	(470,334)	(1.20)
Health Care Equipment & Supplies
Dentsply Sirona Incorporated	(10,090)	(500,363)	(1.28)
Pharmaceuticals
Bayer AG	(4,986)	(322,160)	(0.82)
Takeda Pharmaceutical Company Limited	(9,000)	(367,130)	(0.94)

		(1,659,987)
Industrials
Industrial Conglomerates
General Electric Company	(66,197)	(661,308)	(1.69)
Machinery
FANUC Corporation	(2,500)	(425,877)	(1.09)
Transportation Infrastructure
Transurban Group Stapled Security	(72,930)	(683,548)	(1.74)

		(1,770,733)
Information Technology
Electronic Equipment, Instruments & Components
Keyence Corporation	(1,200)	(746,765)	(1.91)
Materials
Chemicals
Nutrien Limited	(5,900)	(311,170)	(0.79)
Real Estate
Equity REITs
Land Securities Group plc	(55,564)	(661,021)	(1.69)
Utilities
Electric Utilities
Power Assets Holdings Limited	(71,500)	(495,949)	(1.27)
Preferred Stocks
Consumer Discretionary
Automobiles
Porsche Automobil Holding SE	(6,810)	(427,332)	(1.09)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	14,532,569	12,296,048	2,236,521	$2,236,521	5.70%

Abbreviations:

AUD Australian dollar
BRL Brazilian real
CAD Canadian dollar
CHF Swiss franc
CLP Chilean peso
CZK Czech koruna
EUR Euro
GBP Great British pound
HUF Hungarian forint
IDR Indonesian rupiah
INR Indian repee
JPY Japanese yen
KRW Republic of Korea won
MXN Mexican peso
NOK Norwegian krone
NZD New Zealand dollar
PLN Polish zloty
RUB Russian ruble
SEK Swedish krona
TRY Turkish lira
ZAR South African rand

Wells Fargo Alternative Risk Premia Fund (the “Fund”)

Notes to Consolidated portfolio of investments – March 31, 2019 (unaudited)

The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. The Fund is the sole shareholder of the Subsidiary. As of March 31, 2019, the Fund held $2,246,858 in the Subsidiary, representing 5.73% of the Fund’s net assets prior to consolidation. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2019, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps. Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in an amount equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Total return basket swaps

The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically.

During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, if there is no liquid market for the agreements or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition, the Fund could be subject to the market risk associated with the reference securities in the basket.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Short-term investments
Investment companies	$2,236,521	$0	$0	$2,236,521
U.S. Treasury securities	37,037,722	0	0	37,037,722

	39,274,243	0	0	39,274,243
Futures contracts	1,217,067	0	0	1,217,067
Forward foreign currency contracts	0	158,926	0	158,926

Total assets	$40,491,310	$158,926	$0	$40,650,236

Liabilities
Futures contracts	$650,142	$0	$0	$650,142
Forward foreign currency contracts	0	222,741	0	222,741
Total return swap contracts	0	217,133	0	217,133

Total liabilities	$650,142	$439,874	$0	$1,090,016

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of March 31, 2019, the Fund had segregated $345,451 as cash collateral for open futures contracts.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.46%
California : 90.77%
Airport Revenue : 6.75%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	$750,000	$845,416
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	950,000	1,080,616
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	860,310
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,786,650
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	7,090,200
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	3,011,075
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,989,305
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2021	2,585,000	2,764,141
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2022	2,590,000	2,841,722
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2023	2,585,000	2,903,214
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2024	1,760,000	2,018,086
San Francisco CA City And County Airports Commission International Special Facilities Lease AMT SFO Fuel Company LLC Series 2019A	5.00	1-1-2025	4,000,000	4,637,400
				38,828,135

Education Revenue : 4.75%
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	635,047
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	391,281
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	600,000	614,472
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	705,000	745,636
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,400,000	1,435,574
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	954,454
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2021	250,000	269,498
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	276,515
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	254,678
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	316,319
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	321,684
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	355,278
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,860,000	1,979,970
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	2,560,000	2,560,000
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	250,000	260,938
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2021	310,000	316,085
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	500,000	536,080
California Statewide CDA California Baptist University Series A	5.13	11-1-2023	715,000	762,290
California Statewide CDA School Facilities	5.88	7-1-2022	1,220,000	1,288,271
California Statewide Community Refunding Bond California Baptist University Series A 144A	3.00	11-1-2022	1,665,000	1,681,717
University of California Series AK	5.00	5-15-2048	10,000,000	11,389,000
				27,344,787

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 24.82%
Alvord CA Unified School District Election of 2007 Series B (AGM Insured)	6.50%	8-1-2020	$1,605,000	$1,713,594
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	425,158
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	594,066
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	827,805
California	5.00	10-1-2021	6,795,000	7,377,128
California	5.00	11-1-2022	2,500,000	2,802,450
California	5.00	10-1-2023	8,400,000	9,644,712
California	5.25	10-1-2022	2,750,000	3,098,700
California Refunding Bond Various Purpose Bidding Group C	5.00	9-1-2027	8,500,000	10,363,030
California Series B (SIFMA Municipal Swap +0.38%) ±	1.88	12-1-2027	5,000,000	5,001,300
California Series B	5.00	9-1-2023	10,730,000	12,292,932
California Statewide Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,186,735
California Statewide Series B (1 Month LIBOR +0.76%) ±	2.50	12-1-2031	2,500,000	2,515,775
California Statewide Series E (SIFMA Municipal Swap +0.43%) ±	1.93	12-1-2029	3,050,000	3,059,059
Central California Unified School District Refunding Bond (AGM Insured)	4.00	7-1-2020	500,000	516,895
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2021	400,000	432,696
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	836,955
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,537,832
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,361,459
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,083,270
Cotati Rohnert Park CA Unified School District Series B (AGM Insured)	5.00	8-1-2020	2,275,000	2,383,791
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2021	1,210,000	1,309,256
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,433,199
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,859,240
El Monte CA Union High School Refunding Bond	5.00	6-1-2021	1,315,000	1,415,966
Fowler CA Unified School District School Facilities Improvement District #1 (National Insured)	5.20	7-1-2020	505,000	515,539
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	557,490
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	923,512
Huntington Beach CA City School District Election of 2002	4.00	8-1-2021	505,000	536,209
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	4.00	8-1-2021	320,000	336,374
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	4.00	8-1-2022	200,000	214,156
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2023	195,000	220,120
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2024	150,000	173,027
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2025	170,000	199,786
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2026	235,000	280,926
La Habra CA School District Refunding Bond	5.00	8-1-2019	950,000	961,666
La Habra CA School District Refunding Bond	5.00	8-1-2020	1,045,000	1,096,393
La Habra CA School District Refunding Bond	5.00	8-1-2021	805,000	871,034
Los Angeles CA Unified School District Refunding Bond Series D	5.00	7-1-2023	6,180,000	7,029,997
Merced CA Union High School CAB Series A (National Insured) ¤	0.00	8-1-2019	2,190,000	2,178,481
Mount Sanitary Antonio CA Community CAB College District ¤	0.00	4-1-2022	10,000,000	9,495,800
Natomas CA Unified School District (AGM Insured)	3.00	9-1-2019	1,000,000	1,006,690
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Authority	4.00	7-1-2020	500,000	516,200

2

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Authority	5.00%	7-1-2021	$950,000	$1,017,574
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Authority	5.00	7-1-2022	750,000	826,380
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Authority	5.00	7-1-2023	755,000	854,199
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	830,040
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	691,776
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,809,823
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	597,715
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	934,292
Redondo Beach CA Unified School District CAB Election of 2008 Series E ¤	0.00	8-1-2020	460,000	450,266
Riverside CA Community College District Election of 2004 CAB Series D ¤	0.00	8-1-2020	535,000	523,471
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2026	2,430,000	2,590,842
Salinas CA Union High School District CAB ¤	0.00	8-1-2020	5,000,000	4,862,450
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2021	275,000	294,542
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2022	500,000	549,605
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2023	1,000,000	1,123,060
San Mateo Foster City CA School District	5.00	8-15-2020	2,000,000	2,100,920
Santa Ana CA Unified School District CAB Election of 2008 Series A ¤	0.00	8-1-2020	1,815,000	1,774,961
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2019	225,000	226,904
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2021	345,000	364,034
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2022	425,000	457,368
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2023	405,000	442,880
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2024	420,000	466,914
Southern CA Mono Healthcare District	4.00	8-1-2019	845,000	851,388
SouthWestern Community College District Refunding Bond	5.00	8-1-2020	1,250,000	1,310,450
SouthWestern Community College District Refunding Bond	5.00	8-1-2021	2,710,000	2,935,580
Sweetwater CA Union High School District PFA Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	665,384
Twin Rivers CA Unified School District Series A (Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	388,334
Twin Rivers CA Unified School District Series A (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	534,388
Vacaville CA Unified School District Series C (Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	755,892
Vallejo City CA Unified School District Refunding Bond Series A (National Insured)	5.90	2-1-2022	3,905,000	4,316,275
				142,734,110

Health Revenue : 7.17%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporations Sharp Healthcare Series A	5.00	8-1-2019	500,000	505,770
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	4,000,000	4,257,600
California HFFA Chinese Hospital Associates	5.00	6-1-2019	200,000	201,086
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,181,750
California HFFA Fellowship Homes Incorporated	5.00	9-1-2019	390,000	394,969
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,757,967
California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	2,000,000	1,985,880
California HFFA Sutter Health Series A	5.00	11-15-2023	2,500,000	2,891,575
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	819,334
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	570,270
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,163,640
California Municipal Finance Authority Revenue Insured (NCROC-Paradise Valley Estates Project) Series 2019B-1	2.25	7-1-2025	2,200,000	2,205,544
California Municipal Finance Authority Revenue Insured (NCROC-Paradise Valley Estates Project) Series 2019B-2	2.00	7-1-2024	2,500,000	2,505,600

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00%	5-15-2022	$475,000	$526,761
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2023	925,000	1,055,471
California Municipal Finance Authority Revenue Refunding Bond Community Medical Centers Series A	5.00	2-1-2022	1,000,000	1,086,740
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	473,496
California Statewide CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	923,488
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (M)	1.92	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2021	500,000	540,015
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	438,881
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	569,420
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	588,250
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	598,745
California Statewide CDA Insured Viamonte Senior Living 1 Project	3.00	7-1-2025	3,000,000	3,054,240
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	287,873
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	348,462
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	289,238
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2019	400,000	406,420
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2020	250,000	260,745
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2021	275,000	293,964
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	410,475
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	335,190
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	341,565
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	381,780
San Buenaventura CA Community Mental Health System	6.00	12-1-2019	2,000,000	2,050,140
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	2,585,000	2,872,659
Washington Township CA Health Care District Revenue Refunding Bond Series A	5.00	7-1-2023	600,000	668,154
				41,243,157

Housing Revenue : 4.05%
California Department of Veterans Affairs Home Purchase Series A	3.50	12-1-2021	855,000	890,961
California HFA Home Mortgage Series A (GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	345,000	346,925
California Municipal Finance Authority Mobile Senior Caritas Affordable Housing Incorporated Projects Series A	5.00	8-15-2019	515,000	520,928
California Municipal Finance Authority Multifamily 1 Church Street Series B	2.19	9-1-2021	10,000,000	10,063,800
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,608,950
California Municipal Finance Authority Student Housing Revenue Collegiate Housing Foundation Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,363,596
California Municipal Finance Authority Student Housing Revenue Collegiate Housing Foundation Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	3,968,730
California Municipal Finance Authority Village Grove Apartments Series A (FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,035,340
California PFA NCCD-Claremont Properties LLC University Housing Project Series A 144A	5.00	7-1-2027	1,825,000	1,948,918

4

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
California Statewide Communities Development Authority College Housing Revenue Bonds (NCCD Hooper Street LLC-California College of the Arts Project) Series 2019 144A	5.00%	7-1-2024	$500,000	$544,900
				23,293,048

Industrial Development Revenue : 0.36%
California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	500,000	515,285
California PCFA AMT Calplant I Project 144A	7.50	7-1-2032	1,500,000	1,568,280
				2,083,565

Miscellaneous Revenue : 12.69%
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	4.00	12-1-2019	1,000,000	1,018,040
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2021	1,000,000	1,093,620
Albany CA Limited Obligation Improvement Bond Act of 1915 (Ambac Insured)	4.75	9-2-2019	455,000	461,284
Association of Bay Area Governments California Finance Authority for Nonprofit Corporations Jackson Laboratory	5.00	7-1-2019	730,000	736,519
Brentwood CA Infrastructure Financing Authority Subordinate Bond Series B	4.00	9-2-2021	1,135,000	1,199,843
California	5.00	9-1-2022	2,240,000	2,498,966
California Infrastructure & Economic Development Bank Refunding Bond California Academy of Sciences Project Series C (1 Month LIBOR +0.38%) ±	2.12	8-1-2047	4,000,000	4,000,320
California Public Works Board Capital Project Series G	5.00	11-1-2020	3,000,000	3,164,340
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,675,290
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	558,430
California Public Works Board Judicial Council Projects Series D	5.00	12-1-2019	1,000,000	1,023,220
California Public Works Board Various Capital Projects Series I	5.00	11-1-2020	1,250,000	1,318,475
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2019	250,000	255,748
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2020	210,000	222,514
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2021	200,000	218,262
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	224,972
California Statewide Community Monterey County Savers Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2027	2,185,000	2,686,567
Carlsbad CA Improvement Bond Act of 1915	3.00	9-2-2019	540,000	542,263
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project	5.00	10-1-2021	720,000	784,274
Compton CA PFA Lease 144A	4.00	9-1-2022	2,000,000	2,035,940
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	2,024,240
Desert Sands CA Unified School District Certificate of Participation (Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,751,580
Fresno County CA Financing Authority Lease Series A (AGM Insured)	3.00	8-1-2019	970,000	975,539
Golden Empire School CA Financing Authority Refunding Bond Kern High School District	5.00	5-1-2021	1,000,000	1,070,290
Hayward CA Unified School District Certificate of Participation (AGM Insured)	3.00	6-1-2019	750,000	751,973
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	897,208
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	970,649
Lodi CA Public Financing Authority Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,291,477
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,939,466
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	2,079,919
Los Angeles County CA Public Works Multiple Capital Projects II	5.00	8-1-2020	500,000	524,590
Los Angeles County CA Schools Pooled Financing Program Certificate of Participation Series A4	4.00	7-1-2019	5,000,000	5,026,400
Norwalk CA Community Facilities Financing Series A (AGM Insured)	4.00	6-1-2019	280,000	281,246
Norwalk CA Community Facilities Financing Series A (AGM Insured)	4.00	6-1-2020	350,000	361,043
Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00	6-1-2019	625,000	627,781
Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00	6-1-2020	650,000	670,508

5

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District	4.00%	9-2-2021	$450,000	$475,488
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (National Insured) ¤	0.00	6-1-2019	1,000,000	997,220
Riverside County CA Public Financing County Facilities Projects	4.00	5-1-2020	795,000	817,514
Riverside County CA Public Financing County Facilities Projects	5.00	5-1-2019	840,000	842,444
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	901,360
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,225,136
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	883,294
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	850,136
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	918,644
San Bernardino County CA Certificate of Participation Arrowhead Project Series A	5.50	8-1-2020	1,000,000	1,013,550
Santa Clara County CA Financing Authority Capital Projects Series A	4.00	2-1-2024	6,000,000	6,433,080
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	4.00	8-1-2020	150,000	155,202
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2021	125,000	134,895
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	183,460
Soledad CA Unified School District CAB Anticipation Notes ¤	0.00	8-1-2021	3,000,000	2,854,230
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,460,698
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	833,740
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	1,870,706
Sweetwater CA Union High School District PFA Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,015,380
Ventura County CA PFA Series B	5.00	11-1-2019	375,000	383,104
Ventura County CA PFA Series B	5.00	11-1-2020	250,000	264,585
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2020	250,000	260,988
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2021	250,000	266,960
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	377,572
West Sacramento CA Flood Control Agency	2.75	9-1-2019	285,000	286,744
West Sacramento CA Flood Control Agency	5.00	9-1-2020	290,000	305,150
				72,974,076

Tax Revenue : 23.14%
California School Infrastructure Financing Agency Refunding Bond (AGM Insured)	5.00	9-1-2021	1,300,000	1,405,508
California Statewide Community Facilities District #2015-01	5.00	9-1-2027	500,000	551,820
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2020	775,000	816,432
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2021	855,000	929,565
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	671,856
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2020	2,295,000	2,397,150
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2021	2,425,000	2,618,709
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,830,883
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,979,462
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	2,061,218
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	2,025,462
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	765,600
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	935,000	841,855
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	683,730
Culver City CA RDA CAB Tax Allocation Series A ¤	0.00	11-1-2019	2,575,000	2,550,254

6

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	4.00%	9-1-2019	$210,000	$212,226
Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	270,413
Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	278,550
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2020	1,000,000	1,049,180
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2021	3,170,000	3,433,871
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,676,197
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,178,227
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,118,840
Fullerton CA Community Facilities District	4.00	9-1-2019	665,000	672,076
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	816,377
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,369,534
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	797,080
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (Build America Mutual Assurance Company Insured)	5.00	5-1-2025	1,000,000	1,183,250
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	9,730,948
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2020	320,000	335,216
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2021	340,000	367,377
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	406,807
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	429,184
Jurupa CA PFA Series A	5.00	9-1-2020	750,000	785,820
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2019	1,150,000	1,167,204
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2020	1,045,000	1,098,076
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2021	565,000	613,940
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	689,815
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	1,017,004
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	480,336
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2022	450,000	485,393
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	670,170
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	657,278
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (AGM Insured)	5.00	9-1-2019	165,000	167,226
Los Angeles County CA Redevelopment Refunding Bond Authority Hollywood Redevelopment Project	5.00	7-1-2019	1,780,000	1,796,198
Los Angeles County CA Redevelopment Refunding Bond Authority Series D	5.00	9-1-2019	2,545,000	2,581,572
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	577,082
Modesto CA Community Facilities District #2004-1 Village One #2	4.50	9-1-2019	580,000	586,368
Monrovia CA RDA Subordinate Bond Central Project #1	4.00	8-1-2019	815,000	821,919
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	423,682
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	375,000	413,239
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	335,000	377,713
Orange County CA Development Agency Santa Ana Heights Project	5.00	9-1-2019	1,085,000	1,101,004
Orange County CA Development Agency Santa Ana Heights Project	5.00	3-1-2020	1,110,000	1,146,042
Orange County CA Development Agency Santa Ana Heights Project	5.00	9-1-2020	1,140,000	1,197,080
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2021	1,885,000	2,037,365
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,454,148
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	893,069

7

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Placentia CA RDA Project (Build America Mutual Assurance Company Insured)	4.00%	8-1-2019	$580,000	$585,214
Placentia CA RDA Project (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	629,508
Poway CA Unified School District PFA	4.00	9-15-2020	335,000	348,172
Poway CA Unified School District PFA (Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	312,108
Poway CA Unified School District PFA (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	196,846
Poway CA Unified School District PFA Series B (Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,318,599
Poway CA Unified School District PFA Series B (Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	936,611
Rialto CA RDA Successor Agency to Merged Project Area	5.00	9-1-2022	475,000	530,589
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	959,869
Riverside County CA PFA Indian Wells Project Series A (AGM Insured)	5.00	9-1-2020	1,610,000	1,689,920
Romoland CA School District Community Facilities District #2004-1	4.00	9-1-2019	850,000	857,166
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	460,664
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	371,094
Roseville CA Special Tax Refunding Bond Community Facilities District	4.00	9-1-2019	875,000	882,446
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2020	1,050,000	1,093,827
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2021	500,000	533,095
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,144,706
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,826,785
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2019	555,000	561,216
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,758,752
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2020	500,000	523,570
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	416,306
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Subordinate Bond Series D 144A	3.00	8-1-2021	4,000,000	4,043,120
San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,575,754
San Jose CA RDA Tax Refunding Bond Merged Area Redevelopment Project Series A-1	5.00	8-1-2022	800,000	838,472
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	231,493
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	292,583
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	279,168
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2021	1,775,000	1,906,439
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	2,064,145
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,208,256
Santa Ana CA Community RDA Merged Project Area Series A	5.25	9-1-2019	1,000,000	1,015,690
Santa Clara Valley CA Transportation Authority Sales Tax Revenue Various Refunding Bond Measure A Series B (TD Bank NA SPA) ø	1.31	4-1-2036	3,500,000	3,500,000
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	634,325
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,050,650
Solana Beach CA School District Special Tax PFA	4.00	9-1-2019	735,000	742,975
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,996,114
Successor Agency to the Morgan Hill CA RDA Series A	5.00	9-1-2021	1,055,000	1,145,857
Successor Agency to the Rancho Mirage CA RDA Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	580,000

8

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Successor Agency to the Rancho Mirage CA RDA Series A (Build America Mutual Assurance Company Insured)	5.00%	4-1-2019	$850,000	$850,000
Successor Agency to the Rancho Mirage CA RDA Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2019	600,000	600,000
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	180,606
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	335,005
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	333,834
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	302,384
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	172,652
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2022	445,000	496,037
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2023	470,000	538,103
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	267,526
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	526,654
Sulphur Springs CA Union School District Prerefunded Bond Community Facilities District #2002-1 Series A	3.00	9-1-2019	295,000	296,779
Sulphur Springs CA Union School District Unrefunded Bond Community Facilities District #2002-1 Series A	3.00	9-1-2019	300,000	302,145
Tracy CA Community Facilities District #2016-1	4.00	9-1-2021	140,000	145,020
Tracy CA Community Facilities District #2016-1	4.00	9-1-2022	180,000	187,997
Tracy CA Community Facilities District #2016-1	4.00	9-1-2024	135,000	142,457
Tracy CA Community Facilities District #2016-1	4.00	9-1-2025	155,000	164,443
Tracy CA Community Facilities District #2016-1	5.00	9-1-2028	425,000	481,823
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,196,390
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,144,290
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2020	600,000	630,474
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2021	600,000	648,840
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2022	1,050,000	1,170,278
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	363,489
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	396,638
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	739,832
Western Riverside County CA Regional Wastewater Authority Series A-1	4.00	9-1-2019	1,830,000	1,848,392
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	898,800
				133,096,592

Tobacco Revenue : 0.61%
Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A1	5.00	6-1-2026	3,000,000	3,491,190

Transportation Revenue : 0.52%
Alameda County CA Corridor Transportation Authority Prerefunded CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,759,956
Alameda County CA Corridor Transportation Authority Unrefunded CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	220,000	217,342
				2,977,298

9

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 2.19%
Colton CA PFA Series A	4.00%	4-1-2019	$415,000	$415,000
Modesto CA Irrigation District Electric Refunding Bond Series A	5.00	7-1-2020	500,000	522,675
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	2.25	7-1-2040	6,000,000	6,050,580
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00	7-1-2027	1,000,000	1,072,960
Southern California Public Power Authority Refunding Bond Canyon Power Project Series B (SIFMA Municipal Swap +0.25%) ±	1.75	7-1-2040	4,000,000	3,982,400
Walnut CA Energy Center Authority Refunding Bond Series A	5.00	1-1-2021	500,000	532,025
				12,575,640

Water & Sewer Revenue : 3.72%
Eastern California Municipal Water District Refunding Bond Series C (SIFMA Municipal Swap +0.25%) ±	1.75	7-1-2046	3,000,000	2,999,370
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2019	1,000,000	1,014,750
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2020	1,000,000	1,050,070
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2021	1,250,000	1,349,900
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2022	1,250,000	1,389,663
Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2019	125,000	127,986
Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2020	140,000	148,186
Oxnard CA Financing Authority Refunding Bond (AGM Insured)	5.00	6-1-2021	735,000	790,948
San Fransico City & County CA Public Utilities Commision Series C Green Bond	2.13	10-1-2048	10,000,000	10,138,700
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	103,387
Vallejo CA Refunding Bond (National Insured)	5.00	5-1-2019	790,000	792,086
Vallejo CA Refunding Bond (National Insured)	5.00	5-1-2021	1,500,000	1,503,450
				21,408,496

				522,050,094

Guam : 1.27%
Airport Revenue : 0.24%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	591,224
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	833,903
				1,425,127

Miscellaneous Revenue : 0.74%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00	10-1-2023	3,840,000	4,250,381

Utilities Revenue : 0.29%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2019	1,640,000	1,665,617

				7,341,125

Illinois : 2.34%
Miscellaneous Revenue : 1.92%
Illinois Series D	5.00	11-1-2025	10,000,000	11,024,600

Tax Revenue : 0.42%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	720,467
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,723,410
				2,443,877

				13,468,477

10

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Michigan : 0.07%
Education Revenue : 0.07%
RBC Municipal Products Incorporated Trust Series E-127 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø		1.55%	7-1-2020	$390,000	$390,000

New York : 2.49%
Industrial Development Revenue : 1.01%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment		5.00	1-1-2026	5,000,000	5,803,600
Tax Revenue : 1.48%
New York City NY Transitional Finance Authority Subordinated Bond Series 2B (Dexia Credit Local SPA) ø		1.44	11-1-2022	1,500,000	1,500,000
New York New York City Transitional Adjusted Future Tax Secured Tax-Exempt Subordinate Bond (Adjustable Rate Bond) Fiscal 2015 Subseries A-4 (Mizuho Bank Limited SPA) ø		1.47	8-1-2043	6,000,000	6,000,000
New York NY Transitional Finance Authority Recovery Subordinate Bond Series C3 (Dexia Credit Local SPA) ø		1.44	8-1-2031	500,000	500,000
The City of New York Adjusted Subordinate Bond Fiscal 2006 Series H2 (JPMorgan Chase & Company SPA) ø		1.50	1-1-2036	500,000	500,000
					8,500,000

					14,303,600

Texas : 1.52%
Resource Recovery Revenue : 1.52%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø		1.65	4-1-2040	500,000	500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø		1.65	4-1-2040	8,250,000	8,250,000
					8,750,000

Total Municipal Obligations (Cost $553,227,070)					566,303,296

Mutual Funds : 0.87%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø		1.80	10-1-2047	5,000,000	5,000,000

Total Mutual Funds (Cost $5,000,000)					5,000,000

		Yield		Shares
Short-Term Investments : 0.01%
Investment Companies : 0.01%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		1.39		44,965	44,992

Total Short-Term Investments (Cost $44,992)					44,992

Total investments in securities (Cost $558,272,062)	99.34%				571,348,288
Other assets and liabilities, net	0.66				3,804,594

Total net assets	100.00%				$575,152,882

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.

11

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement

12

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,529,712	152,918,130	154,402,877	44,965	$44,992	0.01%

Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$566,303,296	$0	$566,303,296
Mutual funds	0	5,000,000	0	5,000,000
Short-term investments
Investment companies	44,992	0	0	44,992

Total assets	$44,992	$571,303,296	$0	$571,348,288

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.73%
California : 94.39%
Airport Revenue : 3.47%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	$5,730,000	$6,517,868
Palm Springs CA Palm Springs International Airport	6.40	7-1-2023	500,000	500,570
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	8,599,400
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,523,260
San Francisco CA City & County International Airport AMT Series A	5.00	5-1-2047	7,715,000	8,821,254
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,557,760
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	2,034,340
				34,554,452

Education Revenue : 5.13%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	3,031,355
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	595,000	609,351
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	1,025,000	1,129,530
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,687,580
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,109,210
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	690,708
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,318,238
California Municipal Financing Authority Charter School Revenue Palmdale Aerospace Academy Series A 144A	5.00	7-1-2049	1,800,000	1,906,470
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,035,860
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,028,970
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	515,304
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,777,399
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,102,840
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	982,507
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,163,819
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,309,291
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	3,228,424
California Statewide CDA School Facility Alliance for College-Ready Public Schools	6.75	7-1-2031	1,625,000	1,742,796
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	8,525,600
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,344,000
University of California Series AI	5.00	5-15-2038	2,000,000	2,220,480
University of California Series K	4.00	5-15-2046	5,295,000	5,581,618

				51,041,350

GO Revenue : 32.01%
Alhambra CA Unified School District Election of 2008 Series B (AGM Insured)	6.00	8-1-2029	4,100,000	4,538,864
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,828,381

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00%	8-1-2027	$1,050,000	$1,238,076
Beaumont CA Unified School District Election of 2008 Series D (Build America Mutual Assurance Company Insured)	5.25	8-1-2044	2,000,000	2,373,260
Cabrillo CA Unified School District CAB Series A (Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,438,020
California	5.25	11-1-2040	3,000,000	3,147,930
California Prerefunded Bond	6.00	4-1-2035	900,000	900,000
California Prerefunded Bond	6.00	4-1-2038	8,300,000	8,300,000
California State Series B5 (U.S. Bank NA LOC) ø	1.24	5-1-2034	1,000,000	1,000,000
California Statewide Series B (1 Month LIBOR +0.76%) ±	2.50	12-1-2031	2,500,000	2,515,775
California Unrefunded Bond	6.00	4-1-2035	1,240,000	1,240,955
California Unrefunded Bond	6.00	4-1-2038	15,165,000	15,176,677
California Various Purposes	5.00	9-1-2029	1,475,000	1,592,513
California Various Purposes	5.00	10-1-2029	7,000,000	7,118,090
California Various Purposes	5.00	9-1-2032	5,100,000	5,740,509
California Various Purposes	5.00	2-1-2038	5,000,000	5,504,700
California Various Purposes	5.00	10-1-2039	5,000,000	5,784,450
California Various Purposes	5.00	8-1-2046	10,000,000	11,543,000
California Various Purposes	5.00	4-1-2049	2,500,000	2,982,350
California Various Purposes	5.25	9-1-2028	5,000,000	5,430,300
California Various Purposes	5.25	10-1-2029	800,000	814,480
California Various Purposes	5.25	4-1-2035	12,640,000	13,814,003
California Various Purposes	5.60	3-1-2036	8,715,000	8,997,279
California Various Purposes	5.75	4-1-2029	1,600,000	1,605,008
California Various Purposes	5.75	4-1-2031	3,380,000	3,382,467
California Various Purposes Refunding Bond	5.00	9-1-2035	35,000,000	41,251,700
Center Unified School District California CAB Series C (National Insured) ¤	0.00	9-1-2021	5,000,000	4,795,150
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,982,700
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,295,840
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,348,848
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	976,920
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	893,060
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	1,870,325
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,654,658
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,753,856
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	6,924,333
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,267,000
Gilroy CA Unified School District Election of 2008 Series A (AGC Insured)	6.00	8-1-2027	1,000,000	1,015,320
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,758,580
Inglewood CA Unified School District Election of 2012 GO Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2036	200,000	229,038
Inglewood CA Unified School District Election of 2012 GO Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2038	500,000	568,360
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,184,120
Long Beach CA Unified School District Prerefunded Bond Election of 2008 Series A	5.50	8-1-2026	1,435,000	1,454,387
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	96,264
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	10,766,200
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,570
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,145,890
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,300,259
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,459,996
Natomas CA Unified School District Series 1999 (National Insured)	5.95	9-1-2021	285,000	300,829
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,383,390
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	500,000	567,965
Oakland CA Unified School District Election of 2012	6.63	8-1-2038	7,750,000	8,688,448
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,500,000	3,920,980

2

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00%	8-1-2034	$1,695,000	$1,985,862
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,905,666
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,582,875
Pomona CA Unified School District Series A (National Insured)	6.55	8-1-2029	1,480,000	1,885,934
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,618,578
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,832,458
Sacramento CA Unified School District Election of 2012 Series A (Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,124,200
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,128,676
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,293,060
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	9,211,840
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,540,240
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,920,450
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,897,084
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,662,492
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,793,487
San Jose CA Libraries & Parks Project	5.13	9-1-2031	2,040,000	2,045,610
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2033	7,000,000	2,549,470
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2036	11,130,000	3,162,367
San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	6,915,000	2,316,041
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	2,990,000	1,001,441
San Rafael CA City High School District CAB Election of 2002 Series B (National Insured) ¤	0.00	8-1-2023	1,260,000	1,163,043
Sanger CA Unified School District Refunding Bond (National Insured)	5.60	8-1-2023	655,000	694,601
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	7,751,400
Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	837,548
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	283,178
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,157,110
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,700,595
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,959,510
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	838,165
South Pasadena CA Unified School District Series A (FGIC Insured)	5.55	11-1-2020	220,000	229,682
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,151,321
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,759,635
West Contra Costa CA Unified School District (AGM Insured)	5.25	8-1-2024	1,350,000	1,463,913
West Contra Costa CA Unified School District CAB Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,440,180
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,770,740
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,255,212
				318,780,737

Health Revenue : 11.58%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured O’Connor Woods Project	5.00	1-1-2043	5,000,000	5,488,850
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Odd Fellows Home of California Series A	5.00	4-1-2042	1,100,000	1,204,115
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	3,000,000	3,193,200
California HFFA Catholic Healthcare West Series A	6.00	7-1-2029	4,000,000	4,044,800
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,483,390
California HFFA LA Biomedical Research Institutute at Harbor-UCLA Medical Center	5.00	9-1-2048	5,000,000	5,619,000

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00%	7-1-2030	$1,830,000	$2,150,634
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,155,520
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2045	4,500,000	5,087,655
California HFFA Refunding Bond Cedars Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	11,044,425
California HFFA Refunding Bond Children’s Hospital Series A	5.00	8-15-2047	5,000,000	5,635,200
California HFFA Sutter Health Series B	5.00	11-15-2046	5,000,000	5,737,950
California HFFA Sutter Health Series D	5.25	8-15-2031	3,100,000	3,357,486
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,186,500
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	4,000,000	4,452,440
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,556,492
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	553,380
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	4,000,000	4,387,240
California Statewide CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,835,425
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2033	1,650,000	1,923,933
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2035	1,000,000	1,159,100
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2038	2,000,000	2,296,580
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,594,136
California Statewide CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,695,240
California Statewide CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	5,767,950
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	832,062
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	592,190
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	529,871
Palomar Health CA Refunding Bond	5.00	11-1-2042	4,000,000	4,381,880
San Buenaventura CA Community Mental Health System	8.00	12-1-2031	1,615,000	1,822,156
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,966,056
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,594,172
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,494,560
Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,371,237
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,113,170
				115,307,995

Housing Revenue : 1.81%
California Municipal Finance Authority LLC-West Village Student Housing Project	5.00	5-15-2048	6,700,000	7,576,427
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	578,720
California PFA NCCD-Claremont Properties LLC University Housing Project Series A 144A	5.00	7-1-2047	2,950,000	3,034,105
California Statewide CDA College Housing Series 2019 144A	5.25	7-1-2049	2,000,000	2,152,560
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,709,115
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	105,000	114,486
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,126,660
Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,777,428
				18,069,501

Industrial Development Revenue : 0.22%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	2,000,000	2,166,340

4

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 16.74%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00%	12-1-2034	$1,005,000	$1,136,896
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	8,597,800
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,340,050
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	3,000,000	3,312,810
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,228,411
California Public Works Board California State University Projects Series B-1	5.70	3-1-2035	2,210,000	2,286,908
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,648,970
California Public Works Board Judicial Council Projects Series D	5.25	12-1-2025	4,000,000	4,386,200
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	5,327,176
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	25,259,750
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,279,780
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	9,850,000	10,795,600
California Statewide Communities Series A	5.00	9-2-2047	2,000,000	2,167,020
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	3,800,000	3,846,056
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	2,000,000	2,044,280
Emeryville CA PFA Assessment District Refinancing	5.90	9-2-2021	765,000	766,668
Fullerton CA Joint Union High School Project Certificate of Participation (Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,588,152
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	842,240
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	462,300
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,500,000	1,641,615
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Ambac Insured)	6.00	11-1-2019	535,000	536,894
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,316,260
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,221,676
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,729,712
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (AGC Insured)	5.88	8-1-2037	5,000,000	5,066,500
Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	7,500,000	7,591,500
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (National Insured) ¤	0.00	6-1-2026	10,000,000	8,371,100
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (Build America Mutual Assurance Company Insured)	5.00	12-1-2035	1,300,000	1,509,456
Sacramento CA City Financing Authority Series A (Ambac Insured)	5.40	11-1-2020	920,000	954,592
Sacramento CA City School Joint Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,410,165
San Bernardino County CA Certificate of Participation Arrowhead Project Series A	5.50	8-1-2020	6,000,000	6,081,300
San Bernardino County CA Certificate of Participation Medical Center Financing Project (National Insured)	5.00	8-1-2028	5,720,000	5,839,033
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A	5.20	4-1-2026	3,000,000	3,008,550
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,174,959
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,794,667
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	502,425
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2037	250,000	274,558
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2042	625,000	682,300
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2047	1,000,000	1,086,630
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25	8-1-2022	1,710,000	1,823,373
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	651,580
Sutter Butte CA Flood Control Agency (Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	4,027,971

5

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Torrance CA Certificate of Participation	5.25%	6-1-2039	$5,385,000	$6,200,504
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (AGC Insured)	6.25	10-1-2033	1,000,000	1,003,520
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	2,179,805
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,707,725
				166,705,437

Tax Revenue : 12.06%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2043	750,000	831,555
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2048	1,100,000	1,215,841
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2043	750,000	831,555
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2048	1,035,000	1,143,996
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	4,195,169
California Statewide CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,562,085
California Statewide Communities Development Authority Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,546,150
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (Build America Mutual Assurance Company Insured)	5.25	9-1-2047	5,000,000	5,952,150
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,638,471
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	991,241
Chino CA Community Facilitiess District Special Tax #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,766,775
Chula Vista CA Community Facilities District Special Tax #16I Improvement Area #1	5.00	9-1-2043	500,000	553,520
Chula Vista CA Community Facilities District Special Tax #16I Improvement Area #1	5.00	9-1-2048	1,000,000	1,105,210
Compton CA Community College RDA Project 2nd Lien Series A	5.00	8-1-2020	1,140,000	1,179,467
Corona CA Community Facilities District #2018-1 (Improvement Area Number 1) 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,084,720
Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,647,780
Dinuba CA RDA Merged City Redevelopment Project (Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,721,580
Elk Grove CA Financing Authority Special Tax Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,716,360
Folsom Ranch Financing Authority California Facilities District #20 Russell	5.00	9-1-2048	1,650,000	1,824,603
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	2,937,249
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	5-1-2034	500,000	586,515
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	5-1-2038	305,000	352,385
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,533,720
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,708,110
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,847,812
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas	6.50	8-1-2029	2,000,000	2,033,180
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,409,880
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,928,048
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,589,200
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	2,000,000	2,194,600

6

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00%	9-1-2032	$1,870,000	$2,139,748
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,516,835
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,190,000	1,306,513
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,751,824
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,291,900
Roseville CA Special Tax Westbrook Community Facilities District #1 Series 2018	5.00	9-1-2048	2,030,000	2,243,576
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	4,378,013
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,324,056
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	980,000	1,070,826
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,190,000	1,293,149
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	812,324
San Diego CA RDA Naval Training Center Series A	5.00	9-1-2025	575,000	604,371
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,789,825
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,735,425
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	2,856,080
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,710,000	1,964,858
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,489,924
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,325,000	1,524,717
Santa Ana CA Community Redevelopment Merged Project Area Series A	6.00	9-1-2022	2,000,000	2,174,700
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project	6.63	9-1-2029	2,100,000	2,144,730
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (National Insured)	5.00	6-1-2033	1,325,000	1,539,412
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	380,161
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	441,596
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	276,608
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	273,420
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	3,035,313
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	819,968
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,090,280
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,139,150
Union City CA Community RDA Successor Agency to Union City Community Redevelopment Project (AGC Insured)	5.25	10-1-2033	8,000,000	8,462,160
Yorba Linda CA RDA CAB Series A (National Insured) ¤	0.00	9-1-2019	630,000	624,929
				120,125,318

Tobacco Revenue : 0.53%
Golden State Tabacco Securitization Corporation CA Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,333,340
Golden State Tabacco Securitization Corporation CA Tobacco Settlement Refunding Bond Series A-2	5.00	6-1-2047	3,000,000	2,984,970
				5,318,310

7

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 2.82%
Alameda County CA Corridor Transportation Authority Prerefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00%	10-1-2019	$2,780,000	$2,759,956
Alameda County CA Corridor Transportation Authority Unrefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	220,000	217,342
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,283,140
Bay Area CA Toll Authority Toll Bridge Series S-H	5.00	4-1-2049	8,000,000	9,436,320
Foothill-Eastern Corridor CA Transportation Agency Subordinate Bond Series B-3	5.50	1-15-2053	8,000,000	8,917,840
San Diego CA RDA Centre City Subordinate Refunding Bond Parking Series B	5.30	9-1-2020	1,060,000	1,063,286
San Francisco CA Municipal Transportation	5.00	3-1-2039	3,000,000	3,392,580
				28,070,464

Utilities Revenue : 4.92%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,719,700
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,301,636
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,220,738
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,888,450
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	14,026,266
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	5,902,200
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	1,060,000	1,325,837
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	3,988,005
Northern California Power Agency Public Power Prerefunded Bond (Ambac Insured)	7.50	7-1-2023	35,000	38,241
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	515,064
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,217,551
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,159,500
Turlock CA Irrigation District Refunding Bond Subordinate First Priority	5.50	1-1-2041	2,000,000	2,117,900
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,545,711
				48,966,799

Water & Sewer Revenue : 3.10%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,339,680
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,681,240
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,043,151
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,287,920
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (National Insured)	5.00	9-1-2032	2,000,000	2,275,360
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,525,800
Pico Rivera CA Water Authority Series A (National Insured)	5.50	5-1-2019	450,000	451,278
Pico Rivera CA Water Authority Series A	6.25	12-1-2032	4,015,000	4,052,340
San Buenaventura CA PFFA Series B	5.00	7-1-2042	4,000,000	4,374,920
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,726,635
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,123,660
				30,881,984

				939,988,687

Guam : 0.75%
Airport Revenue : 0.14%
Guam Port Authority AMT Series A	5.00	7-1-2048	1,235,000	1,384,768

8

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.11%
Guam Government Business Privilege Tax Series A	5.00%	1-1-2031	$1,000,000	$1,042,460

Water & Sewer Revenue : 0.50%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,622,325
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,383,313
				5,005,638

				7,432,866

Illinois : 1.21%
Miscellaneous Revenue : 1.11%
Illinois Series D	5.00	11-1-2025	10,000,000	11,024,600

Tax Revenue : 0.10%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00	6-15-2057	1,000,000	1,057,010

				12,081,610

New York : 1.48%
Industrial Development Revenue : 0.58%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	5,000,000	5,803,600

Tax Revenue : 0.55%
New York New York City Transitional Adjusted Future Tax Secured Tax-Exempt Subordinate Bond (Adjustable Rate Bond) Fiscal 2015 Subseries A-4 (Mizuho Bank Limited SPA) ø	1.47	8-1-2043	5,000,000	5,000,000
New York NY Subordinate Bond Series H-5 (Dexia Credit Local LOC) ø	1.55	3-1-2034	445,000	445,000
				5,445,000

Water & Sewer Revenue : 0.35%
New York City Water & Sewer System Revenue Series BB-2 (Bank of Montreal SPA) ø	1.45	6-15-2049	3,500,000	3,500,000

				14,748,600

Texas : 0.90%
Resource Recovery Revenue : 0.90%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	1.65	4-1-2040	5,905,000	5,905,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.65	4-1-2040	3,000,000	3,000,000
				8,905,000

Total Municipal Obligations (Cost $913,387,150)				983,156,763

Mutual Funds : 0.50%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø	1.80	10-1-2047	5,000,000	5,000,000
Total Mutual Funds (Cost $5,000,000)				5,000,000

9

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo California Tax-Free Fund

Security name		Yield	Shares	Value
Short-Term Investments : 0.01%
Investment Companies : 0.01%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		1.39%	91,045	$91,100

Total Short-Term Investments (Cost $91,100)				91,100

Total investments in securities (Cost $918,478,250)	99.24%			988,247,863
Other assets and liabilities, net	0.76			7,598,114

Total net assets	100.00%			$995,845,977

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement

10

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	896,900	113,858,756	114,664,611	91,045	$91,100	0.01%

Wells Fargo California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$983,156,763	$0	$983,156,763
Mutual funds	0	5,000,000	0	5,000,000
Short-term investments
Investment companies	91,100	0	0	91,100

Total assets	$91,100	$988,156,763	$0	$988,247,863

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.19%
Alabama : 0.50%
Water & Sewer Revenue : 0.50%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) ¤	0.00%	10-1-2027	$920,000	$671,913

Arizona : 3.30%
Education Revenue : 1.38%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	250,000	259,973
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	110,000	115,393
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	550,895
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	395,000	414,493
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	495,000	499,069
				1,839,823

Health Revenue : 1.92%
Maricopa County AZ IDA Senior Living Facility Series 2016 144A	6.00	1-1-2048	1,000,000	1,024,130
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,536,388
				2,560,518

				4,400,341

California : 5.72%
Education Revenue : 0.21%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	277,303

Health Revenue : 0.82%
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	1,000,000	1,086,240

Industrial Development Revenue : 0.81%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,000,000	1,083,170

Miscellaneous Revenue : 1.63%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	500,000	552,135
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	1,585,000	1,620,092
				2,172,227

Resource Recovery Revenue : 1.47%
California Pollution Control Financing Authority AMT Rialto Bioenergy Facility LLC 144A	7.50	12-1-2040	2,000,000	1,953,740

Tax Revenue : 0.78%
Compton CA Community College RDA Project 2nd Lien Series A	4.75	8-1-2019	225,000	226,809
Compton CA Community College RDA Project 2nd Lien Series A	5.00	8-1-2020	100,000	103,462
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D ¤144A	0.00	8-1-2026	1,000,000	714,020
				1,044,291

				7,616,971

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 7.91%
GO Revenue : 5.94%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75%	12-1-2045	$500,000	$523,970
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,036,300
Brighton CO Crossing Metropolitan District #4 Series A	5.00	12-1-2047	1,220,000	1,254,001
Colorado Big Dry Creek Metropolitan District Refunding & Improvement Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	1,012,040
Colorado Copperleaf Metropolitan District #3 Series A	5.13	12-1-2047	1,200,000	1,209,684
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	1,000,000	1,011,800
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	864,905
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	507,210
Southlands CO Metropolitan District #1 Series A1	3.50	12-1-2027	500,000	500,285
				7,920,195

Tax Revenue : 1.56%
Colorado Centerra Metropolitan District #1 Special Revenue Refunding & Improvement Bonds 144A	5.00	12-1-2029	1,000,000	1,071,780
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	1,009,900
				2,081,680

Transportation Revenue : 0.41%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	545,585

				10,547,460

Connecticut : 0.47%
GO Revenue : 0.47%
Hartford CT Series A	4.00	4-1-2032	325,000	338,618
Hartford CT Series A	5.00	4-1-2024	105,000	116,939
Hartford CT Series B	5.00	4-1-2033	50,000	54,293
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	48,385
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	75,065
				633,300

Delaware : 0.80%
Education Revenue : 0.80%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,063,910

District of Columbia : 0.34%
Tobacco Revenue : 0.34%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	449,116

Florida : 3.09%
Education Revenue : 2.90%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A	5.13	7-1-2039	2,000,000	2,026,640
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	286,128
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	500,000	525,265
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	1,028,130
				3,866,163

2

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.19%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00%	11-1-2038	$250,000	$249,975

				4,116,138

Georgia : 2.11%
Housing Revenue : 0.66%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	884,096

Transportation Revenue : 0.54%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A	7.00	6-1-2049	1,000,000	716,540

Utilities Revenue : 0.91%
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2049	1,000,000	1,216,600

				2,817,236

Guam : 0.22%
Airport Revenue : 0.22%
Guam International Airport Authority Series C	6.38	10-1-2043	260,000	299,694

Idaho : 0.19%
Education Revenue : 0.19%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	254,748

Illinois : 17.30%
Airport Revenue : 0.95%
Chicago IL Midway Airport Second Lien Refunding Bond Series A	5.00	1-1-2031	1,000,000	1,102,530
Chicago IL O’Hare International Airport Revenue Bond Series B	6.00	1-1-2041	150,000	161,675
				1,264,205

Education Revenue : 1.13%
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	800,000	825,320
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	640,000	674,598
				1,499,918

GO Revenue : 7.48%
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2025	500,000	395,980
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	700,000	770,518
Chicago IL Series A	5.00	1-1-2033	310,000	320,227
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,711,200
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	606,090

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Illinois	5.00%	3-1-2033	$2,000,000	$2,053,060
Illinois Series A (AGM Insured)	5.00	4-1-2024	500,000	546,780
Lake County IL Community Unit School District #187 North Chicago Series A (AGM Insured) ¤	0.00	1-1-2023	590,000	528,900
Will County IL Lincoln-Way Community High School District #210	4.00	1-1-2022	525,000	525,184
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	685,000	517,367
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,000,000	559,650
Will County IL Lincoln-Way Community High School District #210 Series A	3.25	1-1-2030	450,000	395,892
Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	1,043,040
				9,973,888

Miscellaneous Revenue : 0.74%
Illinois	5.50	7-1-2025	250,000	271,495
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	720,161
				991,656

Tax Revenue : 7.00%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,000,000	2,003,700
Chicago IL Sales Tax	5.00	1-1-2032	1,500,000	1,766,310
Chicago IL Sales Tax Series A	5.00	1-1-2041	1,000,000	1,091,280
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	1,000,000	1,103,180
Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,379,634
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	1,140,000	920,390
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00	6-15-2057	1,000,000	1,057,010
				9,321,504

				23,051,171

Indiana : 0.89%
Health Revenue : 0.89%
Indiana Business Finance Authority Marquette Project Refunding Bond Series A	5.00	3-1-2030	1,100,000	1,181,202

Iowa : 1.32%
Health Revenue : 1.32%
Iowa Finance Authority Senior Housing Northcrest Incorporated Project Series A	5.00	3-1-2028	1,615,000	1,756,603

Kansas : 2.26%
Health Revenue : 0.80%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	1,068,860

4

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 1.46%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00%	12-1-2028	$805,000	$815,972
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 ¤144A	0.00	9-1-2034	2,935,000	1,126,101
				1,942,073

				3,010,933

Kentucky : 0.78%
Health Revenue : 0.78%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	1,047,320

Maryland : 0.80%
Education Revenue : 0.80%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,068,970

Massachusetts : 1.02%
Health Revenue : 1.02%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	1,335,000	1,354,050

Michigan : 6.80%
Education Revenue : 0.62%
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00	2-1-2022	155,000	156,745
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	190,000	142,758
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	292,693
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	235,000	238,668
				830,864

GO Revenue : 1.10%
Detroit MI	5.00	4-1-2027	500,000	551,845
Wayne County MI Building Improvement Series A	6.75	11-1-2039	900,000	909,072
				1,460,917

Miscellaneous Revenue : 1.13%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	330,000	332,317
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	950,000	950,257
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	225,000	225,356
				1,507,930

Tax Revenue : 2.26%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2020	285,000	270,402
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2021	170,000	154,093
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	15,498
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	424,989
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F	4.50	10-1-2029	1,000,000	1,071,190
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2044	1,000,000	1,074,320
				3,010,492

5

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 1.69%
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4	5.00%	7-1-2031	$1,015,000	$1,138,901
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2036	1,000,000	1,107,100
				2,246,001

				9,056,204

Minnesota : 1.02%
Education Revenue : 0.43%
Deephaven MN Charter School Eagle Ridge Academy Project Series A	4.40	7-1-2025	160,000	165,653
Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.00	7-1-2030	195,000	209,802
Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.25	7-1-2037	190,000	202,893
				578,348

Housing Revenue : 0.59%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	355,552
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	425,068
				780,620

				1,358,968

Mississippi : 1.17%
Resource Recovery Revenue : 1.17%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	1,500,000	1,558,590

Missouri : 1.20%
Tax Revenue : 1.20%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	595,000	595,803
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,000,000	1,000,200
				1,596,003

Nevada : 1.22%
Industrial Development Revenue : 1.22%
Director of the State of Nevada Department of Business & Industry AMT Fulcrum Sierra Biofuels LLC Project 144A	6.25	12-15-2037	1,500,000	1,622,070

6

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 4.10%
GO Revenue : 0.81%
Newark NJ Qualified General Improvement Series A	5.00%	7-15-2027	$1,000,000	$1,084,020

Industrial Development Revenue : 0.21%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	273,025

Miscellaneous Revenue : 0.96%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	200,000	214,390
New Jersey EDA School Facilities Construction Project Series NN (National Insured)	5.00	3-1-2030	1,000,000	1,070,550
				1,284,940

Transportation Revenue : 2.12%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	1,000,000	620,150
New Jersey TTFA Series C	5.25	6-15-2032	2,000,000	2,197,620
				2,817,770

				5,459,755

New York : 5.81%
Education Revenue : 0.78%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	995,000	1,031,487

GO Revenue : 0.99%
New York NY Subordinate Bond Series H-5 (Dexia Credit Local LOC) ø	1.55	3-1-2034	1,320,000	1,320,000

Tax Revenue : 3.75%
New York City NY Transitional Finance Authority Subordinate Bond Series 2B (Dexia Credit Local SPA) ø	1.44	11-1-2022	1,500,000	1,500,000
New York NY Transitional Finance Authority Recovery Subordinate Bond Series C3 (Dexia Credit Local SPA) ø	1.44	8-1-2031	3,500,000	3,500,000
				5,000,000

Utilities Revenue : 0.29%
Green Island NY Power Authority Power System	6.00	12-15-2020	385,000	385,755

				7,737,242

Ohio : 1.59%
Miscellaneous Revenue : 0.83%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	1,000,000	1,108,400

Resource Recovery Revenue : 0.76%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	1,000,000	1,010,580

				2,118,980

7

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Oklahoma : 0.43%
Health Revenue : 0.43%
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.50%	8-15-2057	$500,000	$572,615

Oregon : 0.54%
Health Revenue : 0.54%
Multnomah County OR Hospital Facilities Authority Mirabella South Waterfront Project Refunding Bond Series A	5.00	10-1-2019	120,000	121,658
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	550,000	594,622
				716,280

Pennsylvania : 5.26%
Education Revenue : 2.23%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	115,000	119,886
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	542,630
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2026	1,655,000	1,893,237
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	413,858
				2,969,611

Health Revenue : 0.75%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	1,001,090

Miscellaneous Revenue : 2.28%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	1,050,000	1,082,918
Philadelphia PA State Public School Building Authority School District Project	5.00	4-1-2031	1,000,000	1,058,130
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	880,000	903,848
				3,044,896

				7,015,597

Puerto Rico : 0.74%
Tax Revenue : 0.74%
Puerto Rico Sales Tax Financing Corporation Series A-1	5.00	7-1-2058	1,000,000	988,050

South Carolina : 2.05%
Education Revenue : 0.51%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	130,000	134,074
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	543,275
				677,349

Health Revenue : 0.78%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00	4-1-2048	1,000,000	1,040,080

8

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue : 0.76%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25%	2-1-2045	$1,000,000	$1,021,600

				2,739,029

Tennessee : 1.14%
Tax Revenue : 1.14%
Bristol TN Industrial Development Board Sales Tax CAB Series B ¤144A	0.00	12-1-2031	2,000,000	986,560
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	535,245
				1,521,805

Texas : 7.68%
Education Revenue : 1.51%
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	331,088
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,015,000	1,009,499
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	5.00	8-15-2036	655,000	670,989
				2,011,576

Health Revenue : 1.38%
New Hope TX Cultural Education Facilities Finance Corporation Retirement Facility Presbyterian Village North Project Series 2018	5.00	10-1-2025	1,730,000	1,845,460

Miscellaneous Revenue : 2.19%
Hackberry TX Special Assessment Public Improvement District #3 Phase #13	6.00	9-1-2026	185,000	193,384
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	905,000	912,204
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	500,000	501,090
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,250,000	1,305,263
				2,911,941

Resource Recovery Revenue : 2.25%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	1.65	4-1-2040	3,000,000	3,000,000

Transportation Revenue : 0.18%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	234,824

Utilities Revenue : 0.17%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	227,861

				10,231,662

9

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utah : 0.76%
Education Revenue : 0.76%
Utah Finance Authority Charter School Revenue Spectrum Academy Project 144A	5.00%	4-15-2030	$1,000,000	$1,009,530

Virginia : 1.82%
Health Revenue : 0.79%
Henrico County VA EDA Residential Care Facilities Pinnacle Living Series A	5.00	6-1-2049	1,000,000	1,050,180

Miscellaneous Revenue : 1.03%
Stafford County & Staunton VA IDA Community Services Boards League/Central Series B	6.50	8-1-2028	1,370,000	1,371,439

				2,421,619

Washington : 0.83%
Health Revenue : 0.83%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project	5.25	12-1-2025	250,000	261,165
Washington Housing Finance Commission Bayview Manor Homes Series A 144A	4.00	7-1-2026	825,000	844,272
				1,105,437

West Virginia : 1.18%
Tax Revenue : 1.18%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,567,380

Wisconsin : 3.83%
Education Revenue : 2.69%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A	4.13	10-1-2024	230,000	236,320
Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00	7-1-2024	435,000	460,574
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,000,000	1,021,800
Wisconsin PFA Wilson Preparatory Academy Series A 144A	4.13	6-15-2029	550,000	558,201
Wisconsin PFA Wilson Preparatory Academy Series A 144A	5.00	6-15-2039	1,285,000	1,309,813
				3,586,708

Health Revenue : 1.14%
Wisconsin HEFA Wisconsin Illinois Senior Housing Incorporated Series 2018-A	5.25	8-1-2048	1,500,000	1,521,990

				5,108,698

Total Municipal Obligations (Cost $125,346,214)				130,846,590

	Yield		Shares
Short-Term Investments : 0.72%
Investment Companies : 0.72%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.39		957,847	958,422

10

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

		Value
Total Short-Term Investments (Cost $958,387)		$958,422

Total investments in securities (Cost $126,304,601)	98.91%	131,805,012
Other assets and liabilities, net	1.09	1,450,278

Total net assets	100.00%	$133,255,290

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
Ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

11

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	193,315	37,095,906	36,331,374	957,847	$958,422	0.72%

Wells Fargo High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$130,846,590	$0	$130,846,590
Short-term investments
Investment companies	958,422	0	0	958,422

Total assets	$958,422	$130,846,590	$0	$131,805,012

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.00%
Alabama : 0.29%
GO Revenue : 0.03%
Jefferson County AL Series A	4.90%	4-1-2021	$665,000	$665,000

Utilities Revenue : 0.26%
SouthEast Alabama Gas Supply District Series A	4.00	4-1-2049	6,180,000	6,599,498

				7,264,498

Alaska : 0.21%
Industrial Development Revenue : 0.04%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	1,000,000	1,054,420

Miscellaneous Revenue : 0.17%
Matanuska Susitna Borough AL Goode Creek Correctional Series 2015	4.00	9-1-2030	3,870,000	4,167,410

				5,221,830

Arizona : 1.92%
Airport Revenue : 0.53%
Phoenix AZ Civic Improvement Corporation Series A ##	5.00	7-1-2029	5,000,000	5,214,050
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	8,227,800
				13,441,850

Education Revenue : 0.35%
McAllister AZ Arizona State University Hassayampa Academic Village Project	5.00	7-1-2025	750,000	891,105
Pima County AZ Community College District Series 2019	5.00	7-1-2033	450,000	542,318
Pima County AZ Community College District Series 2019	5.00	7-1-2034	500,000	600,430
Pima County AZ Community College District Series 2019	5.00	7-1-2035	600,000	717,576
Pima County AZ Community College District Series 2019	5.00	7-1-2036	500,000	595,755
Pima County AZ IDA New Plan Learning Project Series A	7.00	7-1-2021	525,000	529,573
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	4,920,000	4,961,230
				8,837,987

GO Revenue : 0.40%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	675,318
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2024	1,575,000	1,763,858
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2025	1,270,000	1,422,286
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	478,955
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50	7-1-2029	960,000	1,114,406
Phoenix AZ	5.00	7-1-2026	3,810,000	4,639,780
				10,094,603

Health Revenue : 0.05%
Maricopa County AZ IDA Bond	5.00	1-1-2048	1,000,000	1,160,390

Miscellaneous Revenue : 0.14%
Arizona Refunding Certificate of Participation	5.00	9-1-2027	3,040,000	3,577,259

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.35%
Arizona Sports & Tourism Authority Series A	4.00%	7-1-2020	$1,365,000	$1,397,583
Arizona Sports & Tourism Authority Series A	5.00	7-1-2021	795,000	845,021
Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,088,280
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	515,561
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	800,723
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,159,062
				8,806,230

Utilities Revenue : 0.10%
Salt River Project AZ Electric System Revenue Bond 2017 Series A	5.00	1-1-2034	2,000,000	2,430,000

				48,348,319

California : 8.76%
Airport Revenue : 0.18%
Sacramento CA Airport System Senior Bond	5.00	7-1-2025	2,000,000	2,088,080
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	734,562
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	609,960
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,215,560
				4,648,162

Education Revenue : 0.54%
California Statewide CDA Series A	6.90	8-1-2031	1,860,000	2,061,047
University of California General Project Unrefunded Bond Series Q	5.25	5-15-2024	65,000	65,190
University of California Limited Project Prerefunded Bond Series G	5.00	5-15-2037	5,180,000	5,758,917
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,666,083
				13,551,237

GO Revenue : 3.98%
California	5.25	3-1-2024	5,000,000	5,174,150
California	5.25	3-1-2030	1,440,000	1,488,010
California	6.00	3-1-2033	2,510,000	2,614,918
California Prerefunded Bond	6.00	4-1-2038	2,850,000	2,850,000
California Refunding Bond	5.00	4-1-2032	9,000,000	11,643,030
California Unrefunded Bond	6.00	4-1-2038	5,205,000	5,209,008
California Various Purposes	5.00	8-1-2030	1,500,000	1,795,215
California Various Purposes	5.00	8-1-2032	6,700,000	7,954,508
Cerritos CA Community College District CAB Series D ¤	0.00	8-1-2025	1,800,000	1,580,418
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,160,432
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,607,520
Emery CA Unified School District Election of 2010 Series A (AGM Insured)	6.25	8-1-2031	4,500,000	5,007,420
Monterey County CA Alisal Union School District Series A (Build America Mutual Assurance Company Insured)	5.25	8-1-2042	1,500,000	1,787,865
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	3,564,408
Northern Humboldt CA High School District Election of 2010 Series A	6.50	8-1-2034	1,145,000	1,280,373
Oakland CA Unified School District Alameda County Election of 2006 Series A	6.50	8-1-2020	1,730,000	1,759,289
Oakland CA Unified School District Alameda County Election of 2009 Series A	6.25	8-1-2019	1,285,000	1,304,879
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2028	2,000,000	2,225,520
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2030	2,000,000	2,225,520
Oxnard CA School District Series A (National Insured)	5.75	8-1-2030	1,825,000	2,093,823
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,929,180
Peralta CA Community College District Alameda County	5.00	8-1-2023	3,045,000	3,390,912
Peralta CA Community College District Alameda County	5.00	8-1-2024	3,000,000	3,334,590
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,702,659
San Diego CA Community College District Election of 2012	5.00	8-1-2032	3,095,000	3,507,471

2

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50%	7-1-2027	$5,000,000	$6,507,100
San Jose CA Libraries & Parks Project	5.13	9-1-2031	6,110,000	6,126,803
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,794,766
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,853,712
Tustin CA Unified School District #88-1 Election of 2008 Series B	6.00	8-1-2036	1,500,000	1,660,560
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2026	4,620,000	3,944,417
				100,078,476

Health Revenue : 1.30%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,173,549
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,376,734
California Statewide CDA Series C	5.25	8-15-2031	3,000,000	3,249,180
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-013 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.62	8-15-2051	8,710,000	8,710,000
University of California Medical Center Prerefunded Bond Series J	5.25	5-15-2030	13,135,000	15,117,991
University of California Medical Center Unrefunded Bond Series J	5.25	5-15-2030	1,865,000	2,128,170
Washington Township CA Health Care District Series A	5.00	7-1-2019	905,000	911,670
				32,667,294

Miscellaneous Revenue : 1.06%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,783,375
California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	2,750,000	2,750,000
California Public Works Board Various Judicial Council Project Series D	5.25	12-1-2026	1,000,000	1,096,000
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	12,110,000	13,272,560
Foothill de Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	575,230
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	633,802
Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	2,700,000	2,732,940
San Diego CA PFFA Capital Improvement Projects Series B	5.00	10-15-2027	500,000	604,580
San Diego CA PFFA Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,202,280
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance Bond (National Insured)	6.25	7-1-2019	500,000	505,910
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance Bond (National Insured)	6.25	7-1-2019	500,000	505,795
				26,662,472

Tax Revenue : 0.06%
San Jose CA RDA Series A-1	5.50	8-1-2030	1,355,000	1,429,064

Transportation Revenue : 0.41%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.75	4-1-2036	9,810,000	10,240,463

Utilities Revenue : 0.83%
California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,819,380
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,000,000	2,951,100
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,426,650
Northern California Power Agency Series A	5.25	8-1-2023	5,150,000	5,305,221
Sacramento CA MUD Series B	5.00	8-15-2030	1,075,000	1,223,802
Southern California Public Power Authority Milford Wind Corridor Project #1	5.00	7-1-2024	5,000,000	5,132,100
				20,858,253

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.40%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	1.87%	12-1-2035	$10,000,000	$9,999,300

				220,134,721

Colorado : 0.74%
Education Revenue : 0.05%
Colorado ECFA University of Denver Project (National Insured)	5.25	3-1-2025	1,110,000	1,289,587

GO Revenue : 0.30%
Adams County CO 12 Five Star Schools Series B	5.00	12-15-2028	3,800,000	4,634,518
Mesa County CO Valley School District # 51 Grand Junction	5.50	12-1-2035	2,175,000	2,710,833
				7,345,351

Industrial Development Revenue : 0.13%
Denver CO Convention Center Hotel Authority Refunding Bond	5.00	12-1-2023	3,000,000	3,322,530

Miscellaneous Revenue : 0.26%
Adams County CO Refunding & Improvement Certificate of Participation	5.00	12-1-2021	830,000	902,011
Regents of the University of Colorado Certificate of Participation Series 2013A	5.00	11-1-2028	5,000,000	5,660,950
				6,562,961

				18,520,429

Connecticut : 3.21%
Education Revenue : 1.77%
Connecticut HEFAR Yale University Issue Series A	1.00	7-1-2042	25,000,000	24,959,000
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	10,000,000	10,100,700
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	3,425,000	3,422,020
University of Connecticut Series A	5.00	3-15-2027	1,000,000	1,157,980
University of Connecticut Series A	5.00	3-15-2032	4,355,000	4,909,435
				44,549,135

GO Revenue : 0.96%
Connecticut Series A	5.00	3-1-2029	2,500,000	2,798,675
Connecticut Series B	5.00	6-15-2027	3,000,000	3,463,050
Connecticut Series F	5.00	11-15-2032	300,000	340,950
Hamden CT	4.00	8-15-2020	1,235,000	1,275,483
Hamden CT	4.00	8-15-2021	1,235,000	1,303,925
Hamden CT (AGM Insured)	5.00	8-15-2022	1,000,000	1,096,190
Hamden CT Prerefunded Bond (AGM Insured)	5.00	8-15-2021	125,000	134,871
Hamden CT Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2029	500,000	593,705
Hamden CT Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2030	1,200,000	1,410,420
Hamden CT Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2026	2,000,000	2,355,040
Hamden CT Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2027	1,200,000	1,422,960
Hamden CT Unrefunded Bond (AGM Insured)	5.00	8-15-2021	875,000	934,806
Hartford CT Series A (AGM Insured)	5.00	4-1-2022	3,010,000	3,287,642
Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,000,000	1,166,840
Hartford CT Series C (AGM Insured)	5.00	7-15-2022	2,320,000	2,553,485
				24,138,042

Miscellaneous Revenue : 0.43%
Connecticut Series A (SIFMA Municipal Swap +0.85%) ±	2.35	3-1-2022	3,000,000	3,022,980
Connecticut Series A (SIFMA Municipal Swap +1.10%) ±	2.60	4-15-2019	2,300,000	2,300,690
Connecticut Series A (SIFMA Municipal Swap +1.25%) ±	2.75	4-15-2020	3,300,000	3,332,637
Connecticut Series G	4.00	10-15-2026	1,985,000	2,100,209
				10,756,516

4

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.05%
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00%	8-1-2030	$1,000,000	$1,129,880

				80,573,573

Delaware : 0.09%
Education Revenue : 0.09%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,135,020

District of Columbia : 1.35%
Education Revenue : 0.10%
District of Columbia Howard University Series A	5.75	10-1-2026	2,510,000	2,632,388

GO Revenue : 0.56%
District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,391,500
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,828,607
District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	5,906,100
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,876,424
				14,002,631

Miscellaneous Revenue : 0.44%
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2023	1,000,000	1,111,550
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2025	3,520,000	3,892,874
District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,778,569
District of Columbia Medical Association of Colleges Series B	5.00	10-1-2024	3,095,000	3,312,052
				11,095,045

Transportation Revenue : 0.14%
Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,604,200

Water & Sewer Revenue : 0.11%
District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00	10-1-2037	2,260,000	2,698,372

				34,032,636

Florida : 3.74%
Airport Revenue : 0.10%
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,436,372

Education Revenue : 0.18%
Florida Development Finance Corporation Renaissance Charter School Series A	5.00	9-15-2020	665,000	672,475
Florida HEFAR	4.00	4-1-2021	1,000,000	1,037,970
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2022	1,730,000	1,907,342
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2023	815,000	919,581
				4,537,368

GO Revenue : 0.05%
Plantation FL Ad Valorem Bond	5.00	7-1-2031	1,155,000	1,397,435

5

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.14%
Escambia County FL HFA ACTS Retirement-Life Communities Incorporated Series B (AGC Insured, TD Bank NA SPA) ø	1.60%	11-15-2029	$1,000,000	$1,000,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2031	500,000	587,835
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2033	1,645,000	1,918,185
				3,506,020

Industrial Development Revenue : 0.12%
Saint Lucie County FL Florida Power and Light Company ø	1.42	9-1-2028	3,100,000	3,100,000

Miscellaneous Revenue : 1.99%
Boynton FL PFA Capital Improvement Series 2018	4.00	7-1-2030	1,000,000	1,094,360
Boynton FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	4,174,847
Broward County FL School Board Certificate of Participation Series A	5.00	7-1-2024	5,000,000	5,803,450
Cityplace Florida Community Development District Special Assessment	5.00	5-1-2021	2,945,000	3,130,771
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,914,075
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,813,350
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,426,600
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,589,802
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,766,325
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,174,060
Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,337,480
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,351,940
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	5,259,015
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	698,958
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,401,220
				49,936,253

Tax Revenue : 0.59%
Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2019	3,440,000	3,480,730
Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2020	3,600,000	3,727,872
Miami-Dade County FL Public Services (AGM Insured)	4.00	4-1-2021	2,485,000	2,600,776
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	773,990
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	4,178,883
				14,762,251

Transportation Revenue : 0.47%
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2023	3,910,000	4,456,423
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,913,567
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,451,525
				11,821,515

Water & Sewer Revenue : 0.10%
Daytona Beach FL Utility System (AGM Insured)	5.00	11-1-2022	2,205,000	2,450,571

				93,947,785

Georgia : 2.15%
Education Revenue : 0.14%
Private Colleges & Universities Authority of Georgia Series A	5.00	10-1-2021	3,330,000	3,557,672

Health Revenue : 0.42%
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1016 (Barclays Bank plc LIQ) 144Aø	1.55	8-15-2049	10,520,000	10,520,000

6

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.12%
Atlanta GA Urban Residential Finance Authority MFHR Wheat Street Towers Project	1.40%	5-1-2020	$3,000,000	$2,999,430

Industrial Development Revenue : 0.08%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	2,000,000	1,994,700

Utilities Revenue : 1.39%
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	6,127,560
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	1,000,000	997,350
Georgia Public Gas Partners Incorporated Series A	5.00	10-1-2019	5,000,000	5,079,850
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	3,079,232
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50	9-15-2022	1,000,000	1,110,080
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	2,500,000	2,696,125
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	5,500,000	5,920,145
Main Street Natural Gas Incorporated Georgia Gas Supply Series B (1 Month LIBOR +0.75%) ±	2.42	4-1-2048	10,000,000	9,922,900
				34,933,242

				54,005,044

Guam : 0.28%
Airport Revenue : 0.11%
Guam International Airport Authority	5.00	10-1-2022	1,000,000	1,077,520
Guam International Airport Authority	5.00	10-1-2023	1,500,000	1,599,375
				2,676,895

Tax Revenue : 0.05%
Guam Government Business Privilege Tax Bond Series A	5.00	1-1-2020	1,345,000	1,372,707

Water & Sewer Revenue : 0.12%
Guam Government Waterworks Authority	5.25	7-1-2020	350,000	362,467
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,703,875
				3,066,342

				7,115,944

Hawaii : 0.40%
GO Revenue : 0.40%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.30%) ±	1.80	9-1-2022	2,500,000	2,499,050
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.82	9-1-2025	2,500,000	2,499,050
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.82	9-1-2028	5,000,000	4,998,100
				9,996,200

Illinois : 15.25%
Airport Revenue : 1.39%
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,905,087
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,705,652
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	8,755,000	9,720,501
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,000,000	9,176,640

7

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Chicago IL O’Hare International Airport Senior Lien Series B	5.00%	1-1-2036	$1,500,000	$1,778,985
Chicago IL O’Hare International Airport Third Lien Series C (AGC Insured)	5.25	1-1-2025	4,075,000	4,186,777
Chicago IL O’Hare International Airport Third Lien Series F	4.25	1-1-2021	735,000	749,171
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,676,398
				34,899,211

Education Revenue : 0.63%
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	1,250,000	1,443,188
Illinois Finance Authority Student Housing Illinois State University Project	5.50	4-1-2021	1,930,000	1,991,972
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	793,689
Northern Illinois University Board of Trustees Auxiliary Facilities (AGM Insured)	5.00	4-1-2019	1,000,000	1,000,000
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,450,372
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,133,000
University of Illinois Auxiliary Facilities Systems CAB ¤	0.00	4-1-2020	8,270,000	8,095,503
				15,907,724

GO Revenue : 4.79%
Bolingbrook, Will & DuPage Counties IL Series A (AGM Insured)	5.00	1-1-2023	650,000	717,594
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2025	3,380,000	2,676,825
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,030,000	3,063,485
Chicago IL Board of Education Series F	5.00	12-1-2020	2,375,000	2,464,158
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,222,975
Chicago IL Metropolitan Reclamation Series B	5.00	12-1-2025	2,500,000	2,708,725
Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,345,940
Chicago IL Park District Series B	5.00	1-1-2021	3,765,000	3,933,371
Chicago IL Park District Series B (Build America Mutual Assurance Company Insured)	5.00	1-1-2029	2,000,000	2,219,340
Chicago IL Park District Series C	5.00	1-1-2022	1,615,000	1,721,929
Chicago IL Series A	5.00	1-1-2027	1,000,000	1,073,440
Chicago IL Series A	5.00	1-1-2025	750,000	808,778
Chicago IL Series C	4.00	1-1-2020	1,505,000	1,522,789
Chicago IL Series C	5.00	1-1-2026	5,000,000	5,534,450
Chicago IL Series G (Ambac Insured)	5.00	12-1-2024	13,465,000	13,515,224
Cook County IL	5.00	11-15-2035	1,300,000	1,446,848
Cook County IL Community College District #508	5.25	12-1-2025	1,425,000	1,530,749
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,382,076
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,329,038
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,160,560
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,362,912
Cook County IL Series A	5.00	11-15-2031	1,000,000	1,125,140
Cook County IL Series A	5.25	11-15-2022	7,240,000	7,602,290
Cook County IL Series A	5.25	11-15-2023	7,680,000	8,059,238
Cook County IL Series A	5.25	11-15-2024	2,200,000	2,366,386
Cook County IL Series B	5.00	11-15-2023	600,000	673,116
Cook County IL Series C	5.00	11-15-2021	1,460,000	1,568,872
Cook County IL Series C	5.00	11-15-2024	2,175,000	2,382,539
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,672,901
DuPage, Cook & Will Counties IL Community College District #502 Series A	5.00	6-1-2022	2,650,000	2,918,445
Homer, Glen, Will & Cook Village Counties IL Series A	4.00	12-1-2019	1,000,000	1,015,700
Homer, Glen, Will & Cook Village Counties IL Series A	5.00	12-1-2021	1,015,000	1,037,878
Illinois (AGM Insured)	5.00	1-1-2023	2,450,000	2,502,896
Illinois (AGM Insured)	5.00	4-1-2026	5,000,000	5,557,400
Illinois	4.75	4-1-2020	2,650,000	2,655,062
Illinois Series A	5.00	4-1-2023	4,500,000	4,839,435
Illinois Series A (AGM Insured)	5.00	4-1-2024	2,500,000	2,733,900
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Bond Series B	4.50	1-1-2024	1,170,000	1,261,143

8

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Bond Series B	4.50%	1-1-2024	$3,100,000	$3,315,171
Kendall, Kane & Will Counties IL Unified School District Series A	5.00	2-1-2023	1,000,000	1,056,430
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,177,240
McHenry & Lake Counties IL Community Consolidated School District #26 (AGM Insured)	5.00	2-1-2020	1,455,000	1,494,401
Springfield IL	5.00	12-1-2021	850,000	910,860
Springfield IL	5.00	12-1-2023	570,000	637,385
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,126,233
				120,431,267

Health Revenue : 0.09%
Illinois Finance Authority Ann & Robert H. Laurie Children’s Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,167,730
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,160,040
				2,327,770

Housing Revenue : 0.24%
Illinois Housing Development Authority 2019 Series B (FHLB SPA) ø	1.50	4-1-2042	6,000,000	6,000,000

Miscellaneous Revenue : 0.84%
Chicago IL Board of Education Series C	5.00	12-1-2021	5,000,000	5,246,200
Illinois	5.00	7-1-2023	5,065,000	5,467,161
Illinois	5.00	8-1-2024	1,000,000	1,060,190
Illinois	5.50	7-1-2026	2,300,000	2,486,300
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2023	4,040,000	4,580,714
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,000,000	1,156,290
University of Illinois Board of Trustees Certificate of Participation Unrefunded Bond Series B (AGM Insured)	5.00	10-1-2020	955,000	957,263
				20,954,118

Tax Revenue : 6.01%
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	12,800,000	8,331,520
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	10,000,000	6,973,600
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2026	5,140,000	6,052,556
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,532,620
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,075,000	2,443,396
Chicago IL Sales Tax Securitization Bond Series C	5.00	1-1-2027	3,500,000	4,056,570
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,509,716
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2027	2,600,000	2,777,554
Cook County IL Sales Tax Bond	5.00	11-15-2033	4,000,000	4,643,400
Cook County IL Sales Tax Bond	5.25	11-15-2035	2,000,000	2,344,560
Illinois	5.00	6-15-2023	16,150,000	17,570,716
Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,465,360
Illinois Regional Transportation Authority (National Insured)	6.50	7-1-2026	8,615,000	10,858,432
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,035,140
Illinois Series A	5.00	1-1-2027	10,625,000	11,031,194
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,771,350
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,473,560
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,340,800
Illiois Tender Option Bond Trust Floater Series 2018-XM0713 (Morgan Stanley Bank LIQ) 144Aø	1.65	1-1-2043	17,000,000	17,000,000
lllinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ) 144Aø	1.65	1-1-2026	2,265,000	2,265,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2029	35,200,000	23,970,848

9

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B	5.00%	12-15-2028	$1,945,000	$2,044,214
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	1,875,000	1,522,144
				151,014,250

Tobacco Revenue : 0.14%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,426,120

Transportation Revenue : 0.14%
Illinois Toll Highway Authority Series A-1	5.25	1-1-2026	3,500,000	3,592,295

Water & Sewer Revenue : 0.98%
Chicago IL Second Lien	5.00	11-1-2022	1,730,000	1,908,726
Chicago IL Second Lien	5.00	11-1-2023	1,515,000	1,657,107
Chicago IL Second Lien	5.00	11-1-2025	620,000	673,487
Chicago IL Second Lien	5.00	11-1-2026	2,000,000	2,164,860
Chicago IL Second Lien	5.00	11-1-2028	3,000,000	3,237,270
Chicago IL Second Lien	5.00	11-1-2029	1,490,000	1,606,697
Chicago IL Second Lien	5.00	11-1-2033	1,000,000	1,109,260
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2022	1,340,000	1,447,723
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	2,335,000	2,514,188
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,150,400
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,670,000	2,972,538
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,092,500
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,088,430
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,083,450
				24,706,636

				383,259,391

Indiana : 1.20%
Education Revenue : 0.04%
University of Southern Indiana Student Fee Series J (AGC Insured)	5.00	10-1-2019	1,000,000	1,017,020

Health Revenue : 0.23%
Indiana Finance Authority Parkview Health Project Prerefunded Bond	5.50	5-1-2024	30,000	30,093
Indiana Finance Authority Parkview Health Project Unrefunded Bond	5.50	5-1-2024	780,000	782,426
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-3	1.35	11-1-2027	2,500,000	2,485,500
Knox County IN EDA Series A	5.00	4-1-2022	925,000	981,370
Knox County IN EDA Series A	5.00	4-1-2023	665,000	704,734
Knox County IN EDA Series A	5.00	4-1-2026	750,000	791,670
				5,775,793

Miscellaneous Revenue : 0.67%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,500,000	1,860,615
Indiana Bond Bank Special Program Series A (AGM Insured)	5.00	9-1-2022	1,545,000	1,679,570
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,383,900
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	914,614
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,201,440
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	879,001
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,636,374
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,183,810
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,816,194
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,330,860
Valparaiso IN Multi-Schools Building Corporation	5.00	7-15-2024	750,000	869,633
				16,756,011

10

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.26%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00%	10-1-2030	$2,315,000	$2,662,829
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,184,526
Indiana Finance Authority Wastewater Utilities Clean Water Act Authority Project Series A	5.25	10-1-2038	2,500,000	2,696,175
				6,543,530

				30,092,354

Iowa : 0.45%
GO Revenue : 0.11%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,729,496

Industrial Development Revenue : 0.34%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.92	4-1-2022	8,600,000	8,600,000

				11,329,496

Kansas : 0.22%
Health Revenue : 0.05%
Kansas Development Finance Authority Health Facilities Series F	5.00	11-15-2021	1,300,000	1,406,808

Miscellaneous Revenue : 0.12%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,930,264

Tax Revenue : 0.05%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 ¤144A	0.00	9-1-2034	3,395,000	1,302,594

				5,639,666

Kentucky : 1.57%
Health Revenue : 0.05%
Kentucky EDFA Catholic Health Initiative Series B2 (1 Month LIBOR +0.90%) ±	2.59	2-1-2046	1,250,000	1,250,350

Transportation Revenue : 0.36%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2020	1,000,000	965,440
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2021	2,750,000	2,566,878
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2022	4,320,000	3,896,856
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2025	1,020,000	788,297
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	909,160
				9,126,631

Utilities Revenue : 1.16%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	16,770,000	18,176,668
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	10,000,000	10,866,000
				29,042,668

				39,419,649

11

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 2.22%
Airport Revenue : 0.13%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured) (AGM Insured)	5.00%	1-1-2035	$2,000,000	$2,320,840
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	870,563
				3,191,403

Education Revenue : 0.22%
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2027	3,380,000	3,119,503
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2028	2,500,000	2,333,625
				5,453,128

Industrial Development Revenue : 0.66%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Exxon Capital Ventures LIQ) ø	1.52	8-1-2035	11,000,000	11,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	1.68	11-1-2040	5,550,000	5,550,000
				16,550,000

Miscellaneous Revenue : 0.79%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,770,360
Louisiana Correctional Facilities Corporation (Ambac Insured)	5.00	9-1-2019	1,000,000	1,013,700
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	1,129,100
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	685,422
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	579,040
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,354,260
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,176,469
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,824,673
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,154,686
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,146,850
				19,834,560

Tax Revenue : 0.24%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,196,660
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,190,770
St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,639,877
				6,027,307

Transportation Revenue : 0.14%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,165,300
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,162,040
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,159,560
				3,486,900

Water & Sewer Revenue : 0.04%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,126,430

				55,669,728

Maine : 0.24%
Education Revenue : 0.24%
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2029	1,015,000	1,206,480
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2030	1,200,000	1,416,156

12

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Maine Health and HEFAR University of New England Issue Series A	5.00%	7-1-2032	$1,415,000	$1,647,966
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2033	1,485,000	1,727,515
				5,998,117

Maryland : 2.10%
Education Revenue : 0.13%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	500,000	528,245
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,809,538
				3,337,783

GO Revenue : 1.77%
Maryland Series B	4.00	8-1-2023	5,000,000	5,496,200
Maryland Series B	4.00	8-1-2024	15,000,000	16,780,800
Maryland Series C	5.00	8-1-2022	2,975,000	3,309,866
Montgomery County MD Consolidated Public Improvement Bond Series E (U.S. Bank NA SPA) ø	1.47	11-1-2037	3,510,000	3,510,000
Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2027	6,000,000	6,552,480
Prince Georges County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2029	8,000,000	8,678,960
				44,328,306

Miscellaneous Revenue : 0.14%
Maryland CDA Local Government Infrastructure Bond Series A-2	2.00	6-1-2022	460,000	463,703
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2028	1,215,000	1,511,096
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,576,563
				3,551,362

Tax Revenue : 0.06%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	500,000	513,595
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	1,010,400
				1,523,995

				52,741,446

Massachusetts : 2.53%
Education Revenue : 0.22%
Massachusetts Development Finance Agency Lasell College	5.00	7-1-2021	1,780,000	1,840,894
Massachusetts Development Finance Agency Merrimack College Series A	5.00	7-1-2021	1,035,000	1,096,997
Massachusetts Development Finance Agency Sabis International Charter Series A	6.55	4-15-2020	615,000	631,617
Massachusetts HEFA Harvard University Series A	5.00	12-15-2029	1,890,000	1,936,570
				5,506,078

GO Revenue : 1.79%
Boston MA Series A	4.00	4-1-2031	1,500,000	1,698,315
Boston MA Series A	5.00	4-1-2026	5,790,000	6,894,558
Massachusetts Consolidated Loan Series D	5.00	9-1-2028	10,000,000	11,887,300
Massachusetts Series A	5.25	1-1-2033	15,630,000	19,562,039
Massachusetts Series B %%	5.00	7-1-2035	1,500,000	1,819,815
Massachusetts Series B %%	5.00	7-1-2036	2,700,000	3,263,004
				45,125,031

13

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.52%
Massachusetts Consolidated Loan Series D	1.05%	8-1-2043	$10,000,000	$9,910,300
Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	3,085,028
				12,995,328

				63,626,437

Michigan : 2.85%
Airport Revenue : 0.07%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	941,720
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	705,168
				1,646,888

Education Revenue : 0.54%
Flint MI International Academy	5.38	10-1-2022	1,870,000	1,870,860
Flint MI International Academy	5.50	10-1-2027	1,985,000	1,985,437
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00	2-1-2022	1,600,000	1,618,016
Michigan State Uniiversity Board of Trustees	5.00	2-15-2036	1,325,000	1,591,087
RBC Municipal Products Incorporated Trust Series E-127 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A ø	1.55	7-1-2020	3,900,000	3,900,000
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	683,652
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,138,230
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	854,220
				13,641,502

GO Revenue : 0.45%
Eaton Rapids MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	1,959,038
Hazel Park MI School District (AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,203,082
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,243,029
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,327,966
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,849,187
Southfield MI 2015 Street Improvement	4.00	5-1-2025	1,490,000	1,659,428
				11,241,730

Health Revenue : 0.31%
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	444,704
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	884,072
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series F-2	1.90	11-15-2047	6,570,000	6,591,221
				7,919,997

Miscellaneous Revenue : 0.40%
Macomb MI Interceptor Drainage	5.00	5-1-2024	1,750,000	1,812,108
Macomb MI Interceptor Drainage	5.00	5-1-2025	1,750,000	1,812,300
Macomb MI Interceptor Drainage	5.00	5-1-2026	1,930,000	1,998,496
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,523,607
				10,146,511

14

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.13%
Michigan Finance Authority Local Government Loan Program Series F	4.00%	10-1-2024	$3,000,000	$3,186,570

Water & Sewer Revenue : 0.95%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	3,920,639
Michigan Finance Authority Local Government Loan Program Series D (National Insured)	5.00	7-1-2025	1,000,000	1,142,710
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,515,000
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	3,065,728
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,219,320
				23,863,397

				71,646,595

Minnesota : 0.11%
Miscellaneous Revenue : 0.11%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA SPA)	1.41	8-15-2037	2,725,000	2,725,000

Mississippi : 1.01%
GO Revenue : 0.04%
Mississippi Development Bank Special Obligation Jackson Public School District Project Series A	5.00	4-1-2020	1,000,000	1,032,590

Industrial Development Revenue : 0.36%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B ø	1.48	12-1-2030	9,000,000	9,000,000

Miscellaneous Revenue : 0.43%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	10,000,000	10,867,000

Water & Sewer Revenue : 0.18%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,333,456
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	612,428
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	505,870
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	854,288
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,137,100
				4,443,142

				25,342,732

Missouri : 0.40%
Airport Revenue : 0.02%
St. Louis MO Lambert St. Louis International Airport Series A-1	6.00	7-1-2019	415,000	419,420

Education Revenue : 0.10%
Missouri HEFA Webster University Project	5.00	4-1-2027	2,155,000	2,434,913

GO Revenue : 0.03%
Belton MO School District #124 Missouri Direct Deposit Program Project	5.00	3-1-2026	750,000	902,528

Miscellaneous Revenue : 0.25%
Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,401,507
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,693,215

15

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Poplar Bluff MO School District (AGM Insured)	5.00%	3-1-2034	$1,000,000	$1,123,610
				6,218,332

Tax Revenue : 0.00%
Manchester MO Highway 141 Manchester Road Project	6.00	11-1-2025	115,000	115,071

				10,090,264

Nebraska : 0.21%
Health Revenue : 0.04%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center	5.00	11-1-2024	1,000,000	1,073,910

Utilities Revenue : 0.17%
Central Plains NE Energy Gas Project #3	5.00	9-1-2027	1,290,000	1,391,368
Central Plains NE Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,216,960
Municipal Energy Agency of Nebraska Series A (BHAC Insured)	5.00	4-1-2019	500,000	500,000
				4,108,328

				5,182,238

Nevada : 1.40%
Airport Revenue : 0.34%
Clark County NV Airport Series C (AGM Insured)	5.00	7-1-2023	5,600,000	5,648,552
Clark County NV Airport Series D	5.00	7-1-2024	2,750,000	2,820,345
				8,468,897

GO Revenue : 0.98%
Clark County NV Refunding Bond	5.00	6-1-2030	3,905,000	4,738,991
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	6,070,350
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	1,968,879
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,913,994
Clark County NV Water Reclamation District Series A	5.25	7-1-2038	2,880,000	2,906,755
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,261,669
Las Vegas NV Valley Water District Series A	4.00	6-1-2028	1,665,000	1,853,844
				24,714,482

Miscellaneous Revenue : 0.08%
Las Vegas NV Special Improvement District #607	4.00	6-1-2019	645,000	646,180
Las Vegas NV Special Improvement District #607	4.00	6-1-2020	540,000	547,479
Las Vegas NV Special Improvement District #607	4.00	6-1-2021	700,000	715,575
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	205,782
				2,115,016

				35,298,395

New Hampshire : 0.04%
Housing Revenue : 0.04%
New Hampshire HFA Single Family Mortgage Acquisition Series E & F	4.80	7-1-2028	950,000	969,703

New Jersey : 3.58%
Airport Revenue : 0.20%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,445,240
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,515,546
				4,960,786

16

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.39%
New Jersey HEFAR Student Assistance Authority Series A	5.00%	6-1-2019	$9,860,000	$9,913,540

GO Revenue : 0.48%
Montclair NJ School Refunding Bond Series B	4.00	3-1-2026	500,000	572,870
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,799,618
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	2,035,020
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,169,709
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,166,560
Union County NJ General Improvement Bond	3.00	3-1-2026	4,165,000	4,408,736
				12,152,513

Miscellaneous Revenue : 1.98%
Essex County NJ Import Authority Series A	6.00	11-1-2025	5,000,000	5,340,300
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	1,000,000	1,004,560
New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,753,175
New Jersey EDA Prerefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	540,000	667,273
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	4,315,000	4,536,834
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2023	3,000,000	3,283,530
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	9,830,000	10,648,053
New Jersey EDA Series XX	5.00	6-15-2022	5,020,000	5,429,883
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	2,320,000	2,731,545
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,326,269
New Jersey Sports & Exposition Authority (National Insured)	5.50	3-1-2022	1,755,000	1,949,085
New Jersey TTFA Series A	5.00	6-15-2020	4,000,000	4,144,240
New Jersey TTFA Series A	5.25	6-15-2024	1,695,000	1,800,378
New Jersey TTFA Series A	5.25	6-15-2025	2,000,000	2,121,960
				49,737,085

Tobacco Revenue : 0.11%
New Jersey EDA Cigarette Tax Refunding Bond	5.00	6-15-2021	2,500,000	2,655,425

Transportation Revenue : 0.42%
New Jersey TTFA Series A	5.25	12-15-2020	1,305,000	1,376,514
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,747,025
New Jersey TTFA Unrefunded Balance Bond (National Insured)	5.25	12-15-2021	6,000,000	6,496,020
				10,619,559

				90,038,908

New Mexico : 0.68%
GO Revenue : 0.13%
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2025	400,000	477,688
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2026	1,205,000	1,464,220
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2034	1,150,000	1,397,365
				3,339,273

17

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.04%
New Mexico Mortgage Finance Authority SFMR Class I Series A (GNMA/FNMA/FHLMC Insured)	4.63%	9-1-2025	$725,000	$732,468
New Mexico Mortgage Finance Authority SFMR Class I Series B (GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	260,000	269,152
				1,001,620

Miscellaneous Revenue : 0.46%
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2028	9,265,000	10,530,692
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2029	1,000,000	1,132,620
				11,663,312

Water & Sewer Revenue : 0.05%
Albuquerque & Bernalillo Counties NM Water Utility Authority Series B	5.00	7-1-2024	1,000,000	1,162,320

				17,166,525

New York : 8.79%
Airport Revenue : 0.13%
Port Authority New York & New Jersey Special Obligation	5.00	12-1-2020	3,070,000	3,188,379

Education Revenue : 0.75%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	392,218
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,786,715
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	2,820,927
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	2,700,000	2,799,009
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2022	790,000	855,704
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	716,202
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	1,025,827
Monroe County NY Industrial Development St. John Fisher College Project Series A	5.00	6-1-2020	2,125,000	2,206,685
New York Dormitory Authority Mount Sinai School of Medicine	5.50	7-1-2022	2,000,000	2,019,560
Niagara NY Area Development Corporation	5.00	5-1-2020	1,160,000	1,200,148
Niagara NY Area Development Corporation	5.00	5-1-2022	1,350,000	1,476,522
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B	5.00	9-1-2020	1,430,000	1,494,808
				18,794,325

GO Revenue : 1.01%
Hempstead Town Nassau County NY Public Improvement Series A	4.00	6-15-2028	5,000,000	5,640,350
Nassau County NY	5.00	10-1-2024	7,965,000	9,278,667
New York NY Series B	5.00	12-1-2032	2,000,000	2,375,320
New York NY Series C	5.00	8-1-2031	5,000,000	5,783,700
Suffolk NY Public Improvement Serial Bond Series A (AGM Insured)	3.00	6-1-2019	1,180,000	1,182,513
Yonkers NY Series A (AGM Insured)	5.00	10-1-2024	1,000,000	1,087,790
				25,348,340

Miscellaneous Revenue : 0.39%
New York Dormitory Authority Non State Supported Debt Prerefunded Bond	4.00	7-1-2019	30,000	30,183
New York Dormitory Authority Non State Supported Debt Unrefunded Bond	4.00	7-1-2019	640,000	643,597
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,414,541

18

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
New York Dormitory Authority State University Educational Facilities Series A	5.50%	5-15-2019	$1,235,000	$1,241,089
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,500,000	3,001,100
New York NY Trust for Cultural Resources Series A-1	5.00	7-1-2031	2,475,000	2,614,145
				9,944,655

Tax Revenue : 2.79%
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	9,458,000
New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,894,450
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,568,890
New York Dormitory Authority Series B (Ambac Insured)	5.50	3-15-2025	3,885,000	4,706,211
New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	18,227,100
New York Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.00	11-15-2024	6,010,000	6,728,796
New York NY Transitional Finance Authority Prerefunded Balance Bond Series A	5.00	5-1-2023	2,875,000	2,883,251
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,115,000	1,292,909
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,909,750
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,191,680
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,343,339
New York Urban Development Corporation Personal income Tax Series A	5.00	3-15-2032	5,000,000	5,873,200
				70,077,576

Tobacco Revenue : 0.04%
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	4.00	6-1-2022	420,000	437,216
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	5.00	6-1-2023	500,000	535,105
				972,321

Transportation Revenue : 2.59%
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	4,010,000	4,399,090
New York Metropolitan Transportation Authority Series C	5.25	11-15-2028	5,000,000	5,930,450
New York Metropolitan Transportation Authority Series C	5.25	11-15-2029	11,100,000	13,103,883
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	8,350,000	9,811,751
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	4,500,000	5,267,745
New York Metropolitan Transportation Authority Series D	5.00	11-15-2027	2,000,000	2,282,020
New York Metropolitan Transportation Authority Series F	5.00	11-15-2025	2,490,000	2,939,246
New York Metropolitan Transportation Authority Series F	5.00	11-15-2028	2,450,000	2,691,668
Triborough NY MTA Bridges & Tunnels Authority Series B	5.00	11-15-2030	6,000,000	7,788,600
Triborough NY MTA Bridges & Tunnels Authority Series C	5.00	11-15-2034	4,000,000	4,898,600
Triborough NY MTA Bridges & Tunnels Authority Series C	5.00	11-15-2035	5,000,000	6,101,300
				65,214,353

Utilities Revenue : 0.76%
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.75%) ±	2.49	5-1-2033	10,000,000	10,020,100
New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,422,588
New York Utility Debt Securitization Authority	5.00	12-15-2033	6,575,000	7,719,445
				19,162,133

Water & Sewer Revenue : 0.33%
Nassau NY Water Authority Series A	5.00	4-1-2027	350,000	407,939
Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	348,633
Nassau NY Water Authority Series B	5.00	4-1-2024	400,000	461,232
Nassau NY Water Authority Series B	5.00	4-1-2026	755,000	883,509
New York NY Municipal Water Finance Authority Series GG	5.00	6-15-2029	1,295,000	1,525,134

19

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
New York NY Municipal Water Finance Authority Series HH	5.00%	6-15-2037	$4,000,000	$4,596,040
				8,222,487

				220,924,569

North Carolina : 0.50%
Airport Revenue : 0.32%
Raleigh Durham NC Airport Series C (TD Bank NA LOC) ø	1.48	5-1-2036	8,120,000	8,120,000

Health Revenue : 0.06%
New Hanover County NC Regional Medical Center	5.00	10-1-2022	250,000	276,338
New Hanover County NC Regional Medical Center	5.00	10-1-2023	1,000,000	1,131,440
				1,407,778

Miscellaneous Revenue : 0.12%
North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,863,817
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	96,386
				2,960,203

				12,487,981

North Dakota : 0.00%
Housing Revenue : 0.00%
North Dakota Housing Finance Agency Series D	4.50	1-1-2029	85,000	85,283

Ohio : 2.00%
Education Revenue : 0.04%
Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	685,000	728,258
Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	315,000	332,379
				1,060,637

GO Revenue : 0.09%
Columbus OH Various Purposes Series 2	5.00	7-1-2026	1,775,000	2,165,624

Health Revenue : 0.32%
Ohio Tender Option Bond Trust Floaters Series 2018-BAML5002 (Bank of America NA LOC, National Insured, Bank of America NA LIQ) 144Aø	1.54	4-1-2026	8,000,000	8,000,000

Miscellaneous Revenue : 0.61%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,622,524
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,425,633
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	500,000	590,370
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	704,796
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,461,113
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A	5.00	1-1-2022	2,500,000	2,726,225
Ohio Building Authority Series A	5.00	10-1-2024	1,000,000	1,081,560
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	835,000	836,795
				15,449,016

20

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.12%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00%	10-1-2030	$2,500,000	$3,028,875

Transportation Revenue : 0.04%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,119,950

Utilities Revenue : 0.03%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	741,106

Water & Sewer Revenue : 0.75%
Ohio Water Development Authority Fresh Water	5.00	6-1-2028	14,000,000	17,565,800
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,210,260
				18,776,060

				50,341,268

Oklahoma : 2.38%
Airport Revenue : 0.30%
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,507,650
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,228,845
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	538,996
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,243,548
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,295,363
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,036,290
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	518,325
				7,369,017

Miscellaneous Revenue : 1.71%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2024	2,905,000	3,347,170
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,590,114
Canadian County OK Education Facilities Authority Mustang Public Schools Project	4.00	9-1-2025	1,110,000	1,235,252
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,381,800
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,581,643
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,193,320
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,189,510
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,518,009
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	844,683
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	480,348
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	298,530
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2030	625,000	741,988
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	794,401

21

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00%	12-1-2032	$1,600,000	$1,867,296
Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,440,636
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,467,747
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,471,124
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2019	860,000	871,816
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2020	455,000	473,669
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,161,180
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,444,735
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,131,510
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2024	1,075,000	1,241,012
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	588,565
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,357,861
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2020	1,250,000	1,297,725
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2021	1,000,000	1,062,280
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2022	1,000,000	1,085,670
Oklahoma Development Finance Authority	4.00	6-1-2023	1,270,000	1,381,531
Oklahoma Development Finance Authority	5.00	6-1-2023	1,230,000	1,390,847
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	1,037,036
				42,969,008

Tax Revenue : 0.18%
Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,762,680
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,342,601
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,486,451
				4,591,732

Utilities Revenue : 0.15%
Claremore OK Public Works Authority	4.00	6-1-2022	2,595,000	2,765,050
Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,073,822
				3,838,872

Water & Sewer Revenue : 0.04%
McGee Creek OK Authority (National Insured)	6.00	1-1-2023	920,000	997,620

				59,766,249

Oregon : 0.67%
GO Revenue : 0.55%
Benton & Linn Counties OR Corvallis School District Series B (AGM Insured)	5.00	6-15-2031	5,110,000	6,295,878
Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00	6-15-2035	1,500,000	1,783,905
Washington County OR Full Faith & Credit Obligations Series B	5.00	3-1-2022	5,345,000	5,871,215
				13,950,998

Health Revenue : 0.12%
Medford OR Hospital Facilities Authority	5.00	10-1-2020	1,155,000	1,208,038
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,769,610
				2,977,648

				16,928,646

22

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 9.29%
Education Revenue : 1.51%
Adams County PA IDA Gettysburg College Project	5.00%	8-15-2024	$1,500,000	$1,563,690
Adams County PA IDA Gettysburg College Project	5.00	8-15-2025	1,500,000	1,563,060
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,597,950
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	4,000,000	4,319,160
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,237,690
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	988,757
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	732,131
Pennsylvania HEFAR Series AQ	5.00	6-15-2023	6,090,000	6,874,636
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,174,800
Pennsylvania HEFAR Series AS	5.00	6-15-2025	1,575,000	1,849,318
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,600,516
Pennsylvania HEFAR Series LL1	5.00	11-1-2019	880,000	887,392
Pennsylvania HEFAR Series LL1	5.00	11-1-2020	590,000	602,107
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,360,343
Pennsylvania Public School Building Authority	5.00	5-1-2023	2,185,000	2,458,191
Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,630,798
Philadelphia PA IDA	6.13	6-15-2023	930,000	981,596
Philadelphia PA IDA	5.88	6-15-2022	950,000	992,598
Philadelphia PA IDA	7.00	5-1-2026	740,000	784,015
Philadelphia PA IDA Master Charter School Aid	5.00	8-1-2020	220,000	225,513
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	6.25	5-1-2021	185,000	192,398
Philadelphia PA Public School Building Authority (Build America Mutual Assurance Company Insured)	5.00	6-15-2026	2,000,000	2,319,220
				37,935,879

GO Revenue : 3.53%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,400,000	3,900,684
Allegheny County PA Series 72	5.25	12-1-2033	4,000,000	4,550,960
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,318,136
Johnstown PA School District (AGM Insured)	5.00	8-1-2024	2,730,000	2,916,241
Norristown PA Area School District Montgomery County Series 2018 (Build America Mutual Assurance Company Insured)	5.00	9-1-2035	2,035,000	2,344,646
Pennsylvania Hills PA School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,547,658
Pennsylvania Series 2	5.00	4-15-2023	2,000,000	2,002,540
Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	8,267,490
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	2,200,000	2,355,782
Philadelphia PA School District Refunding Bond Series D	5.00	9-1-2022	3,750,000	4,119,113
Philadelphia PA School District Refunding Bond Series E	5.25	9-1-2021	1,490,000	1,555,217
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,835,850
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,813,750
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,423,136
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,144,060
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,151,320
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,370,020
Philadelphia PA Series A	5.00	8-1-2027	1,500,000	1,793,985
Philadelphia PA Series A	5.00	8-1-2033	2,000,000	2,301,600
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,931,388
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	4,982,991
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,920,842
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,131,160
Pittsburgh PA Series A	4.00	9-1-2022	1,000,000	1,076,920
Pittsburgh PA Series A	5.00	9-1-2022	2,060,000	2,286,538
Pittsburgh PA Series A	5.00	9-1-2023	3,810,000	4,208,945
Reading Berks PA Series A (Build America Mutual Assurance Company Insured)	5.00	11-1-2026	1,000,000	1,177,330
Reading PA School District	5.00	4-1-2021	3,120,000	3,299,837
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,298,620
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,988,536
Scranton Lackawanna County PA School District Bond Series A (Build America Mutual Assurance Company Insured)	5.00	6-1-2037	500,000	570,645
				88,585,940

23

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.71%
Allegheny County PA Hospital Development Authority Series B (National Insured)	6.00%	7-1-2025	$2,605,000	$3,203,369
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B	3.00	11-1-2039	10,000,000	10,139,900
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2025	1,340,000	1,497,973
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,370,000	1,527,783
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2027	1,225,000	1,361,894
				17,730,919

Miscellaneous Revenue : 2.04%
Delaware County PA Vocational & Technical School Authority (Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,237,800
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	400,000	477,024
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	300,000	356,760
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	442,571
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2022	3,015,000	3,330,882
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2023	1,900,000	2,144,055
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2024	1,660,000	1,913,449
Pennsylvania Public School Building Authority (Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	523,255
Pennsylvania Public School Building Authority (Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,046,680
Pennsylvania Public School Building Authority	5.00	4-1-2020	5,600,000	5,771,808
Pennsylvania Public School Building Authority	5.00	4-1-2029	1,000,000	1,062,400
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	2,000,000	2,351,540
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2028	3,500,000	4,150,790
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2033	4,425,000	5,101,671
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	2,000,000	2,151,660
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,420,200
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,441,750
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,436,038
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,431,788
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,153,471
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,184,918
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	2,049,174
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	893,700
York County PA School of Technology Authority Series A (Build America Mutual Assurance Company Insured)	5.00	2-15-2024	1,590,000	1,815,844
York County PA School of Technology Authority Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2027	800,000	917,408
York County PA School of Technology Authority Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2029	500,000	570,150
				51,376,786

Resource Recovery Revenue : 0.25%
Lancaster County PA Solid Waste Management Authority Series A	5.25	12-15-2028	5,665,000	6,362,871

24

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tobacco Revenue : 0.24%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00%	6-1-2027	$2,500,000	$2,993,250
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	3,024,325
				6,017,575

Transportation Revenue : 0.62%
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Refunding Bond	5.00	6-1-2027	1,000,000	1,196,480
Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,271,589
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	5,806,400
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,675,431
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,531,200
				15,481,100

Water & Sewer Revenue : 0.39%
Bucks County PA Water & Sewer Authority Water System (AGM Insured)	5.00	12-1-2026	2,400,000	2,619,168
Pennsylvania Capital Region Water Sewer System	5.00	7-15-2030	1,180,000	1,398,914
Pennsylvania Capital Region Water System	5.00	7-15-2030	1,500,000	1,808,160
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,890,322
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,086,374
				9,802,938

				233,294,008

South Carolina : 0.59%
Education Revenue : 0.33%
South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	1,580,000	1,600,240
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	821,149
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,203,754
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,516,566
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,000,000	1,092,740
				8,234,449

Miscellaneous Revenue : 0.26%
Laurens County SC Education Assistance for District #55	5.00	12-1-2021	1,000,000	1,073,210
Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,372,188
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,163,160
Scago SC Educational Facilities Corporation for Sumter County School District #17	4.00	12-1-2019	1,000,000	1,012,310
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,890,676
				6,511,544

				14,745,993

South Dakota : 0.04%
Airport Revenue : 0.04%
Rapid City SD Airport Project	6.25	12-1-2026	920,000	948,860

Tennessee : 1.10%
Education Revenue : 0.04%
Franklin County TN HEFA	4.00	9-1-2024	250,000	266,740
Franklin County TN HEFA	5.00	9-1-2030	560,000	614,342
				881,082

25

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.04%
White County TN	4.05%	6-1-2020	$1,010,000	$1,026,322

Health Revenue : 0.01%
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (National Insured)	5.50	8-15-2019	125,000	126,828

Housing Revenue : 0.03%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	837,945

Utilities Revenue : 0.98%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	11,000,000	11,868,670
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,120,000	12,819,082
				24,687,752

				27,559,929

Texas : 8.60%
Airport Revenue : 0.49%
Galveston TX Wharves & Terminal	5.00	2-1-2026	2,000,000	2,091,840
Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2033	3,000,000	3,623,730
Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2034	3,500,000	4,209,380
Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2035	2,000,000	2,397,380
				12,322,330

Education Revenue : 0.46%
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	395,000	407,755
North Texas Higher Education Authority Incoming Student Loan Series A-2 (3 Month LIBOR +0.90%) ±	3.70	7-1-2030	5,035,000	5,040,186
Texas Woman’s University Financing System	4.00	7-1-2020	1,000,000	1,030,130
University of Houston Texas Series B	5.25	7-1-2026	4,225,000	5,216,650
				11,694,721

GO Revenue : 4.34%
Austin TX Independent School District Series B	5.00	8-1-2023	3,805,000	4,330,851
Austin TX Independent School District Series B	5.00	8-1-2024	3,970,000	4,629,774
Austin TX Independent School District Series B	5.00	8-1-2025	2,050,000	2,444,092
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,722,064
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,168,109
Bexar County TX Combination Tax Certificate of Obligation	5.00	6-15-2024	1,000,000	1,164,920
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2023	1,350,000	1,518,210
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,183,980
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,535,989
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2023	1,395,000	1,558,801
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,157,330
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,286,697
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,133,430
Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2024	5,600,000	6,536,488
Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2025	3,235,000	3,857,964
Del Rio TX Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	784,440
Del Rio TX Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	6-1-2024	745,000	823,769

26

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Denton County TX Permanent Improvement & Refunding Bond	5.00%	7-15-2023	$1,990,000	$2,262,451
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2024	1,145,000	1,335,185
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2025	1,000,000	1,169,960
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,160,610
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,212,956
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,338,740
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,470,606
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	840,496
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2022	1,000,000	1,096,650
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2023	620,000	697,593
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2024	1,660,000	1,913,698
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,615,360
Harris County TX Cypress-Fairbanks Independent High School Series B-1	2.13	2-15-2040	10,000,000	10,061,200
Harris County TX Tax Road Refunding Bond Series 2014-A	5.00	10-1-2025	8,445,000	9,939,343
Harris County TX Tax Road Refunding Bond Series 2015-A	5.00	10-1-2025	4,215,000	5,034,775
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	5,034,720
Hays County TX Limited Tax Bond	5.00	2-15-2026	650,000	775,918
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,213,020
Hays County TX Limited Tax Refunding Bond	5.00	2-15-2023	1,750,000	1,961,050
Northwest TX Independent School District Refunding Bond	5.00	2-15-2030	4,000,000	4,638,880
Plano TX	5.00	9-1-2030	2,155,000	2,589,771
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	4,820,918
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00	8-15-2037	2,000,000	2,290,620
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,692,202
				109,003,630

Health Revenue : 0.08%
Tarrant County TX Cultural Education Facilities Finance Corporation Methodist Hospitals of Dallas Series B (TD Bank NA LOC) ø	1.51	10-1-2041	2,000,000	2,000,000

Miscellaneous Revenue : 0.57%
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	674,147
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2029	400,000	480,556
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	596,370
Lower Colorado River Texas Authority	5.50	5-15-2031	2,500,000	2,843,325
Texas Transportation Commission Refunding Bond Series B	5.00	10-1-2031	5,000,000	6,072,800
Texas Water Development Board Series A	5.00	10-15-2031	3,000,000	3,645,780
				14,312,978

Resource Recovery Revenue : 0.12%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series E ø	1.76	11-1-2040	3,100,000	3,100,000

Tax Revenue : 0.45%
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,088,755
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,647,212
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,660,860
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,107,240
Texas Transportation Commission Highway Fund Series A	5.00	10-1-2025	3,250,000	3,886,480
				11,390,547

Transportation Revenue : 0.73%
Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	8,000,000	8,296,080
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,807,380
Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2032	2,000,000	2,139,840
Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2033	2,000,000	2,137,520
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Note	7.50	12-31-2031	3,745,000	3,904,312
				18,285,132

27

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.86%
Austin TX Refunding Bond (National Insured)	5.25%	5-15-2025	$1,400,000	$1,598,688
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,567,863
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,749,510
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,910,500
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012	5.00	12-15-2021	3,945,000	4,225,963
Texas Municipal Gas Acquisition & Supply Corporation Series B	5.00	12-15-2022	5,000,000	5,467,450
Texas SA Energy Acquisition Public Facility Corporation Gas Supply	5.50	8-1-2019	1,465,000	1,480,573
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,176,470
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	441,671
				21,618,688

Water & Sewer Revenue : 0.50%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	800,116
Houston TX Utilities Systems Series A	5.25	11-15-2031	3,000,000	3,178,290
North Harris County TX Regional Water Authority Senior Lien (Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,344,519
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,183,250
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,470,150
Texas Water Development Board State Implementation Series 2018A	4.00	10-15-2032	3,000,000	3,357,420
Trinity River TX Authority Electric Company Project Series A	4.00	2-1-2027	1,000,000	1,126,310
				12,460,055

				216,188,081

Utah : 0.35%
Education Revenue : 0.12%
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2020	250,000	255,490
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2021	400,000	416,940
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2022	400,000	422,424
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	428,368
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2024	450,000	488,484
Utah Charter School Finance Authority Refunding Bond (Charter School Credit Enhancement Insured) 144A	4.50	6-15-2027	1,025,000	1,041,820
				3,053,526

GO Revenue : 0.08%
Canyons UT Board of Education Utah School Bond Guaranty Program (AGM Insured)	5.00	6-15-2022	1,860,000	2,061,680

Miscellaneous Revenue : 0.15%
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,203,660
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,831,837
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	757,456
				3,792,953

				8,908,159

28

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virginia : 0.24%
Education Revenue : 0.14%
Virginia Small Business Financing Authority	5.25%	10-1-2029	$3,000,000	$3,475,980

Miscellaneous Revenue : 0.01%
Watkins Centre VA CDA	5.40	3-1-2020	214,000	214,255

Tax Revenue : 0.09%
Greater Richmond VA Convention Center	5.00	6-15-2025	1,000,000	1,176,080
Marquis VA CDA CAB Series 2015 144A¤	0.00	9-1-2045	386,000	274,465
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	94,979
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	836,037
				2,381,561

				6,071,796

Washington : 3.91%
Education Revenue : 0.04%
Washington EDFA	5.00	6-1-2028	1,000,000	1,147,910

GO Revenue : 1.78%
King County WA Federal Way School District #210 (AGM Insured)	4.00	12-1-2023	4,085,000	4,513,966
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,886,112
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,777,455
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,379,241
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	8,169,734
Seattle WA Refunding Bond Series A	5.00	6-1-2024	6,345,000	7,398,460
Washington Various Purposes Bond Series C	5.00	2-1-2034	5,800,000	6,780,838
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,784,520
				44,690,326

Health Revenue : 0.80%
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) ±	2.55	1-1-2042	10,000,000	10,157,400
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2023	4,000,000	4,438,840
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,628,405
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,220,573
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,562,490
				20,007,708

Miscellaneous Revenue : 0.74%
FYI Properties Washington Lease Revenue Refunding Bond State of Washington District Project- Green Bonds	5.00	6-1-2034	6,000,000	7,186,560
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,729,627
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,162,968
Washington TES Properties	5.50	12-1-2029	1,400,000	1,409,212
				18,488,367

Resource Recovery Revenue : 0.22%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,278,106
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	741,291
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,734,709
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,810,053
				5,564,159

29

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.33%
Energy Northwest Washington Wind Project	5.00%	7-1-2022	$1,185,000	$1,299,376
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,989,995
				8,289,371

				98,187,841

West Virginia : 0.62%
GO Revenue : 0.19%
West Virginia State Road Bond Series 2018 B	5.00	12-1-2036	4,000,000	4,802,320

Health Revenue : 0.06%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	435,776
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	950,000	1,096,281
				1,532,057

Miscellaneous Revenue : 0.37%
West Virginia EDA Excess Lottery Series A	5.00	7-1-2038	2,980,000	3,483,918
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2026	1,520,000	1,791,214
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2027	1,595,000	1,876,518
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	2,052,385
				9,204,035

				15,538,412

Wisconsin : 0.72%
Education Revenue : 0.26%
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A	6.00	10-1-2032	1,475,000	1,583,826
Wisconsin PFA KU Campus Development Corporation Central District Development Project	5.00	3-1-2032	4,315,000	5,038,237
				6,622,063

GO Revenue : 0.09%
Wisconsin Series A	4.00	5-1-2032	2,000,000	2,104,400

Health Revenue : 0.32%
Wisconsin HEFA Mercy Alliance Incorporated Project Series A	5.00	6-1-2019	255,000	256,250
Wisconsin HEFA Series A	5.00	7-15-2021	3,500,000	3,770,935
Wisconsin HEFA Series A	5.00	11-15-2023	3,500,000	3,989,370
				8,016,555

Miscellaneous Revenue : 0.05%
Milwaukee WI RDA Public Schools	5.00	11-15-2029	420,000	495,159
Milwaukee WI RDA Public Schools	5.00	11-15-2030	635,000	744,188
				1,239,347

				17,982,365

Total Municipal Obligations (Cost $2,389,621,331)				2,487,492,083

30

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

		Value
Total investments in securities (Cost $2,389,621,331)	99.00%	$2,487,492,083
Other assets and liabilities, net	1.00	25,158,070

Total net assets	100.00%	$2,512,650,153

##	All or portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
MUD	Municipal Utility District
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

31

Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,487,492,083	$0	$2,487,492,083

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.29%
Guam : 1.19%
Airport Revenue : 0.59%
Guam Port Authority Series 2018B	5.00%	7-1-2019	$250,000	$251,623
Guam Port Authority Series 2018B	5.00	7-1-2035	605,000	672,016
				923,639

Water & Sewer Revenue : 0.60%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	865,000	944,407

				1,868,046

Illinois : 1.02%
GO Revenue : 1.02%
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	529,800
Kane, Cook and DuPage Counties IL School District #46 Series 2015D	5.00	1-1-2027	965,000	1,084,013
				1,613,813

Minnesota : 95.76%
Airport Revenue : 2.16%
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2014A	5.00	1-1-2032	750,000	842,550
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016C	5.00	1-1-2046	1,000,000	1,151,500
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016D	5.00	1-1-2041	250,000	284,025
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	500,000	565,555
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	500,000	564,590
				3,408,220

Education Revenue : 22.82%
Anoka County MN Charter School Series A	3.40	6-1-2019	225,000	225,655
Anoka County MN Charter School Series A	3.65	6-1-2020	185,000	189,311
Anoka County MN Charter School Series A	3.75	6-1-2021	245,000	255,797
Anoka County MN Charter School Series A	5.00	6-1-2027	510,000	540,100
Anoka County MN Charter School Series A	5.00	6-1-2032	300,000	317,706
Anoka County MN Charter School Series A	5.00	6-1-2043	1,100,000	1,164,922
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	4.00	7-1-2020	190,000	190,036
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	772,275
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	623,134
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	516,765
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	908,340
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	531,090
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	130,618
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	103,861
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	103,290
Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.25	7-1-2037	400,000	427,144

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50%	8-1-2036	$500,000	$525,645
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	371,602
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	657,919
Hugo MN Charter School Lease Revenue Bond Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	633,342
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	300,000	312,078
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,359,200
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	421,056
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,075,620
Minnesota HEFAR Hamline University Series 7E	4.50	10-1-2021	300,000	312,957
Minnesota HEFAR Hamline University Series 7E	5.00	10-1-2029	500,000	525,280
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	421,665
Minnesota HEFAR St. Benedict College Series 7M	5.13	3-1-2036	275,000	283,833
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,232,740
Minnesota HEFAR St. Olaf College Series 8N	4.50	10-1-2030	500,000	507,125
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	844,508
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,092,233
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	886,875
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	863,978
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bond Series 2018	5.00	11-1-2026	700,000	819,371
Minnesota State Colleges & Universities Revenue Fund & Refunding Bond Series 2017A	5.00	10-1-2027	500,000	609,515
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,239,380
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	515,000	520,212
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,117,666
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project 144A	5.00	8-1-2022	960,000	1,007,357
St. Cloud MN Charter School Lease Revenue Bond Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	421,035
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,082,810
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A	4.00	7-1-2023	225,000	226,832
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	942,316
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	145,611
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,680,664
University of Minnesota Series 2009A	5.00	4-1-2021	1,180,000	1,180,000
University of Minnesota Series 2009A	5.13	4-1-2034	1,000,000	1,000,000
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	903,918
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2036	1,000,000	1,068,930
Woodbury MN Charter School Series A	3.90	12-1-2022	220,000	228,580
Woodbury MN Charter School Series A	5.00	12-1-2027	215,000	226,627
Woodbury MN Charter School Series A	5.00	12-1-2032	220,000	230,091
				35,978,615

GO Revenue : 13.72%
Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2032	1,305,000	882,806
Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	742,498
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	548,028
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,414,100
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	184,280
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	216,931
Minnesota Series A	5.00	8-1-2032	2,700,000	3,342,708
Minnesota Various Purpose Bond Series 2015A	5.00	8-1-2028	3,400,000	4,048,822

2

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Mounds View MN Independent School District #621 Series A (South Dakota Credit Program Insured)	4.00%	2-1-2022	$530,000	$530,954
Rosemount MN Independent School District #196 School Building Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2027	1,500,000	1,807,050
Roseville MN Independent School District #623 School Building Series A (South Dakota Credit Program Insured)	5.00	2-1-2031	2,090,000	2,473,411
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2027	1,250,000	1,470,350
Shakopee MN Independent School District #720 Series 2015A (South Dakota Credit Program Insured)	5.00	2-1-2023	1,000,000	1,113,960
St. Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2027	485,000	541,794
St. Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2028	220,000	245,676
Willmar MN Rice Memorial Hospital Project Series 2012A	5.00	2-1-2026	1,000,000	1,057,730

				21,621,098

Health Revenue : 25.43%
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011	5.00	11-1-2041	3,000,000	3,037,200
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	834,488
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	554,145
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	329,961
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.00	2-15-2048	650,000	733,239
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.25	2-15-2053	2,500,000	2,850,700
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	774,844
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	1,001,343
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	727,043
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	583,235
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	579,575
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,204,300
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2025	1,000,000	1,045,550
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2035	1,000,000	1,045,410
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,299,420
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,145,420
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	4.00	2-15-2020	50,000	51,071
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	5.00	2-15-2030	2,000,000	2,047,920
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	600,996
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2032	660,000	682,044
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2042	560,000	577,567
Rochester MN Healthcare Facilities Mayo Clinic ø	1.46	11-15-2047	5,000,000	5,000,000
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	794,703
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	818,018
St. Cloud MN Health Care Revenue Bond Series 2016A	5.00	5-1-2030	2,000,000	2,335,620
St. Cloud MN Health Care Revenue Bond Series 2016A	5.00	5-1-2031	2,000,000	2,323,520
St. Cloud MN Health Care Unrefunded Revenue Bond CentraCare Health	5.13	5-1-2030	125,000	129,425
St. Louis Park MN Nicollett Health Services Series 2009	5.50	7-1-2029	1,000,000	1,009,520
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	665,570
St. Paul MN Housing & RDA Health Care Facilities Refunding Bond Series 2015A	5.00	7-1-2025	250,000	295,090
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,196,760
St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A	5.00	7-1-2031	2,010,000	2,289,933
Winona MN Health Care Facilities Refunding Bond Series 2012	5.00	7-1-2034	500,000	517,165
				40,080,795

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 5.29%
Dakota County MN Community Development Agency SFMR (GNMA/FNMA/FHLMC Insured)	5.30%	12-1-2039	$12,071	$12,077
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	905,511
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	1.93	1-1-2045	1,000,000	995,580
Minnesota Housing Finance Agency Residential Housing Series 2009E	4.20	7-1-2021	670,000	671,682
Minnesota Housing Finance Agency Residential Housing Series 2012D (GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	255,000	259,730
Minnesota Housing Finance Agency Series 2015A	5.00	8-1-2027	1,665,000	1,928,819
Minnesota Housing Finance Agency State Appropriation Bond Series 2015A	5.00	8-1-2032	500,000	571,720
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ) ø	1.51	11-1-2035	3,000,000	3,000,000
				8,345,119

Miscellaneous Revenue : 13.49%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,128,640
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	839,873
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA SPA) ø	1.41	8-15-2037	1,600,000	1,600,000
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A	6.00	12-1-2040	1,000,000	1,069,070
Minnesota Certificate of Participation Legislative Office Facility Project Series 2014	5.00	6-1-2023	435,000	493,947
Minnesota General Fund Appropriation Bond Series 2012B	5.00	3-1-2027	2,000,000	2,186,720
Minnesota General Fund Appropriation Bond Series 2012B	5.00	3-1-2029	2,000,000	2,181,940
Minnesota General Fund Appropriation Bond Series 2014A	5.00	6-1-2033	1,000,000	1,121,950
Minnetonka MN Independent School District #276 Series C	5.75	2-1-2042	2,145,000	2,516,750
Minnetonka MN Independent School District #276 Series F	5.00	2-1-2025	205,000	228,926
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,183,765
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,707,540
Plymouth MN Certificate of Participation Intermediate School District #287 Series A	5.00	2-1-2024	250,000	250,620
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	553,905
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,100,300
St. Cloud MN Independent School District #742 Series 2017A	5.00	2-1-2032	500,000	572,265
St. Cloud MN Independent School District #742 Series 2017A	5.00	2-1-2034	350,000	398,426
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A	6.63	9-1-2042	865,000	966,413
White Bear Lake MN Revenue Refunding Bond YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,160,010
				21,261,060

Transportation Revenue : 1.13%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bond Series 2017A	4.00	8-1-2026	525,000	586,856
St. Paul MN Housing & RDA Parking Enterprise Refunding Bond Series 2017A	4.00	8-1-2027	545,000	605,021
St. Paul MN Housing & RDA Parking Enterprise Refunding Bond Series 2017A	5.00	8-1-2025	500,000	595,460
				1,787,337

4

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Utilities Revenue : 11.72%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012		5.00%	1-1-2042	$1,500,000	$1,607,535
Hutchinson MN Public Utility Revenue Refunding Bond Series 2012A		5.00	12-1-2026	700,000	774,151
Minnesota Municipal Power Agency Series A		5.00	10-1-2025	2,335,000	2,451,423
Northern Minnesota Municipal Power Agency Series 2013A		4.00	1-1-2028	450,000	477,234
Northern Minnesota Municipal Power Agency Series 2016		5.00	1-1-2030	520,000	604,573
Northern Minnesota Municipal Power Agency Series 2016		5.00	1-1-2031	350,000	404,313
Northern Minnesota Municipal Power Agency Series 2017		5.00	1-1-2041	400,000	455,328
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2025	315,000	361,094
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2026	250,000	285,255
Rochester MN Electric Utility Revenue Series 2017A		5.00	12-1-2037	500,000	582,195
Southern Minnesota Municipal Power Agency CAB Series A (National Insured) ¤		0.00	1-1-2020	5,100,000	5,034,414
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2027	1,565,000	1,743,300
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2030	1,000,000	1,110,480
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2031	1,000,000	1,176,920
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	1,250,000	1,408,158
					18,476,373

					150,958,617

Virgin Islands : 0.32%
Tax Revenue : 0.32%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)		5.00	10-1-2025	500,000	508,430

Total Municipal Obligations (Cost $151,231,393)					154,948,906

Total investments in securities (Cost $151,231,393)	98.29%				154,948,906
Other assets and liabilities, net	1.71				2,701,380

Total net assets	100.00%				$157,650,286

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement

5

Wells Fargo Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$154,948,906	$0	$154,948,906

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.67%
Alabama : 1.54%
GO Revenue : 0.13%
Birmingham AL CAB Series A1	5.00%	3-1-2045	$3,000,000	$3,325,860
Jefferson County AL Series A	4.90	4-1-2021	1,095,000	1,095,000
Jefferson County AL Series C	4.90	4-1-2021	635,000	635,000
				5,055,860

Miscellaneous Revenue : 0.99%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	19,000,000	22,337,160
Alabama Federal Aid Highway Finance Authority Series A	5.00	6-1-2037	14,000,000	16,584,960
				38,922,120

Utilities Revenue : 0.28%
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	9,000,000	9,677,790
Southeast Alabama Gas Supply District Series A	4.00	4-1-2049	1,410,000	1,505,711
				11,183,501

Water & Sewer Revenue : 0.14%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2025	710,000	591,813
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,337,060
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,622,325
				5,551,198

				60,712,679

Alaska : 0.29%

Health Revenue : 0.29%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	11,300,000	11,382,603

Arizona : 1.96%
Education Revenue : 0.71%
Arizona Board Regents Certificates Refunding Bond University Arizona Series C	5.00	6-1-2028	3,250,000	3,544,580
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,099,040
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,466,338
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,203,580
Phoenix AZ IDA Rowan University Project Series 2012	5.25	6-1-2034	1,000,000	1,087,670
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	7,390,000	7,451,928
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	6,395,000	6,447,567
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,490,611
				27,791,314

Health Revenue : 0.70%
Arizona Health Facilities Authority Revenue Bond Banner Health Series 2012A	4.00	1-1-2043	5,565,000	5,681,642
Phoenix AZ IDA Mayo Clinic Series 2014-A (Bank of America NA SPA) ø	1.46	11-15-2052	18,900,000	18,900,000
Tempe AZ IDA Friendship Village Project Series A	5.25	12-1-2020	1,000,000	1,044,010
Tempe AZ IDA Friendship Village Project Series A	5.38	12-1-2021	1,000,000	1,066,940
Tempe AZ IDA Friendship Village Project Series A	5.50	12-1-2022	1,000,000	1,066,410
				27,759,002

Miscellaneous Revenue : 0.21%
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	8,128,139

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue : 0.08%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80%	6-1-2027	$3,200,000	$3,238,848

Utilities Revenue : 0.00%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	100,000	103,344

Water & Sewer Revenue : 0.26%
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,384,793

				77,405,440

California : 4.60%
Airport Revenue : 1.41%
Los Angeles CA Department Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	2,024,715
Los Angeles CA Department of Airports Subordinate Revenue Bonds	4.00	5-15-2036	2,000,000	2,126,780
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	17,748,000
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	33,873,900
				55,773,395

Education Revenue : 0.17%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,473,538
University of California Series K	4.00	5-15-2046	3,880,000	4,090,024
				6,563,562

GO Revenue : 0.90%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2031	7,500,000	5,318,625
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,542,401
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,575,894
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	3,133,550
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	4,024,623
California Tender Option Bond Trust Receipts/Certificates Santa Clara County CA San Jose Unified School District Series 2015 (JPMorgan Chase & Company LIQ) 144Aø	1.65	8-1-2022	2,050,000	2,050,000
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	701,430
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	670,790
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	643,060
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	1,598,685
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,207,060
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,488,220
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,412,800
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,118,740
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	795,933
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,191,075
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,433,660
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,415,500
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	658,800
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,268,660
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,534,875
				35,784,381

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.32%
California Statewide CDA Sutter Health Series A	6.00%	8-15-2042	$4,900,000	$5,205,270
San Buenaventura CA Community Mental Health System	6.00	12-1-2019	1,040,000	1,066,073
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	2,000,000	2,132,320
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,409,048
				12,812,711

Industrial Development Revenue : 0.09%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	3,270,000	3,541,966

Miscellaneous Revenue : 0.97%
Alameda County CA CAB Certificate of Participation (National Insured) ¤	0.00	6-15-2019	1,400,000	1,394,092
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	9,386,295
California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	4,000,000	4,000,000
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,610,580
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,751,357
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	3,602,765
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	3,541,104
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,563,018
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,370,540
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	2,836,246
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (AGC Insured)	5.88	8-1-2037	25,000	25,333
Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	5,420,000	5,486,124
				38,567,454

Tax Revenue : 0.06%
Norco CA Redevelopment Agency Tax Refunding Redevelopment Bond Project Area #1	6.00	3-1-2036	1,120,000	1,166,715
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	1,056,404
				2,223,119

Tobacco Revenue : 0.03%
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A	5.00	6-1-2030	970,000	1,083,820

Transportation Revenue : 0.15%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.75	4-1-2036	5,540,000	5,783,095

Utilities Revenue : 0.50%
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,925,000	19,938,419

				182,071,922

Colorado : 3.36%
Airport Revenue : 0.06%
Denver CO City & County Airport System Revenue Series 2012B	5.00	11-15-2030	2,000,000	2,206,500

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue : 1.22%
Colorado Board of Governors State University Enterprise System Revenue Bonds Series 2013C	5.25%	3-1-2033	$725,000	$826,776
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	655,910
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series E-1	5.00	3-1-2040	390,000	460,910
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,200,031
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,023,960
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	595,000	603,651
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	3,400,000	3,483,810
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,223,207
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	823,598
Colorado ECFA Charter School Collegiate Project (Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	230,000	230,501
Colorado ECFA Charter School Collegiate Project (Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,142,212
Colorado ECFA Charter School Community Leadership Academy	5.75	7-1-2019	195,000	195,386
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,240,000	1,394,343
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,230,247
Colorado ECFA Charter School Pinnacle High School Project Series 2009	5.13	12-1-2039	500,000	502,935
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	500,000	507,630
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	649,968
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	6,251,599
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	7,503,348
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,821,965
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,356,912
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010	5.00	9-1-2032	1,265,000	1,325,416
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,937,477
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	806,434
Colorado PFA Charter School Highline Academy Project	6.25	12-15-2020	150,000	157,265
Colorado PFA Charter School Highline Academy Project	6.75	12-15-2025	455,000	494,353
Colorado PFA Charter School Highline Academy Project	7.38	12-15-2040	4,010,000	4,395,922
				48,205,766

GO Revenue : 0.15%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	523,970
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,036,300
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,076,130
Colorado International Center Metropolitan District #3 Refunding Bond	4.63	12-1-2031	635,000	632,854
Colorado Parker Homestead Metropolitan District Refunding and Improvement Bonds Series 2016	5.63	12-1-2044	1,000,000	1,054,010
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50	12-1-2038	1,075,000	1,136,146
Wheatlands CO Metropolitan District #2 Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	581,625
				6,041,035

Health Revenue : 0.67%
Aspen Valley Hospital District Refunding Bond Series 2012	5.00	10-15-2033	600,000	639,036
Colorado Health Facilities Authority Catholic Health Initiatives Series A	5.00	7-1-2039	14,260,000	14,376,219

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1	6.25%	10-1-2033	$5,000,000	$5,020,200
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,082,400
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project Series 2017A	5.25	5-15-2047	1,000,000	1,093,140
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,141,920
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	670,000	684,961
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	569,415
University of Colorado Hospital Authority Series A	6.00	11-15-2029	2,000,000	2,053,360
				26,660,651

Miscellaneous Revenue : 0.55%
Aurora CO Certificate of Participation Refunding Bonds Series 2009A	5.00	12-1-2027	2,000,000	2,044,020
Aurora CO E-470 Public Highway Authority CAB Series A (National Insured) ¤	0.00	9-1-2034	4,000,000	2,343,080
Colorado Regional Transportation District Certificate of Participation Series 2010A	5.38	6-1-2031	2,500,000	2,598,825
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,179,060
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,163,200
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,369,008
Fremont County CO Finance Corporation Certificate of Participation Series 2013	5.25	12-15-2038	1,265,000	1,368,186
Garfield County CO Public Library District Lease Purchase Financing Program Series 2009	5.00	12-1-2026	715,000	731,409
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,120,570
Platte Valley CO Fire Protection District Series 2012	5.00	12-1-2036	325,000	344,741
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,326,260
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	4,047,750
				21,636,109

Tax Revenue : 0.26%
City of Commerce City CO Sales and Use Tax Revenue Bonds, Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,392,463
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	546,360
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A	5.00	11-1-2031	1,000,000	1,105,140
Denver CO City & County Excise Tax Series A (AGC Insured)	6.00	9-1-2021	2,000,000	2,037,300
Denver CO City & County Refunding and Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,447,420
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,570,621
				10,099,304

Transportation Revenue : 0.20%
Colorado E-470 Public Highway Authority CAB Series B (National Insured) ¤	0.00	9-1-2022	4,600,000	4,270,364
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,666,331
				7,936,695

Utilities Revenue : 0.08%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,355,890

Water & Sewer Revenue : 0.17%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,775,100

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
East Cherry Creek Valley CO Water and Sanitation District	5.00%	11-15-2032	$750,000	$877,103
				6,652,203

				132,794,153

Connecticut : 1.01%
GO Revenue : 0.36%
Connecticut General Obligation Bonds 2012 Series E	5.00	9-15-2032	4,860,000	5,245,447
Hamden CT BAN	5.00	8-15-2026	1,235,000	1,373,036
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,485,963
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,354,956
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,626,893
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,105,690
				14,191,985

Tax Revenue : 0.65%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	11,401,573
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	5,765,650
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	8,617,125
				25,784,348

				39,976,333

Delaware : 0.37%
Education Revenue : 0.26%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	7,979,325
Kent County DE Charter School Incorporated Project	7.38	5-1-2037	2,110,000	2,235,988
				10,215,313

Transportation Revenue : 0.11%
Delaware Transportation Authority US 301 Project	5.00	6-1-2055	3,950,000	4,393,822

				14,609,135

District of Columbia : 0.73%
Education Revenue : 0.06%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	2,265,000	2,304,026

Miscellaneous Revenue : 0.26%
Tender Option Bond Trust Receipts/Certificates Series 2019-BAML8002 (Bank of America NA LOC, Bank of America NA LIQ) 144Aø	1.72	3-1-2052	10,450,000	10,450,000

Tax Revenue : 0.41%
District of Columbia Income Tax Secured Series G	5.00	12-1-2036	15,000,000	16,154,660

				28,908,686

Florida : 5.61%
Airport Revenue : 1.81%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	14,045,009
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	8,068,550

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series B	5.00%	10-1-2040	$1,000,000	$1,118,810
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	11,571,000
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	20,054,220
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,739,002
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	11,448,805
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	570,960
				71,616,356

Education Revenue : 0.67%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	15,210,538
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	2,126,820
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	578,182
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,295,249
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,696,192
Seminole County FL IDA Choices in Learning Series A	6.20	11-15-2026	1,535,000	1,632,196
Seminole County FL IDA Choices in Learning Series A	7.38	11-15-2041	3,525,000	3,838,937
				26,378,114

GO Revenue : 0.81%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	17,038,650
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	14,814,585
				31,853,235

Health Revenue : 0.85%
ACTS Retirement Life Communities Incorporated Obligated Group Escambia County Health Facilities Authority Refunding Bonds Series 2003B (AGC Insured, TD Bank NA SPA) ø	1.60	11-15-2029	1,475,000	1,475,000
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,504,500
Collier County FL IDA NCH Healthcare System Project	6.25	10-1-2039	17,015,000	18,426,905
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,499,750
St. Petersburg FL Health Facilities Authority All Children’s Project Series A	6.50	11-15-2039	5,500,000	5,666,375
				33,572,530

Housing Revenue : 0.09%
Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60	12-15-2047	795,000	954,493
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,635,000	2,758,107
				3,712,600

Miscellaneous Revenue : 0.36%
Championsgate FL Community Development District Capital Improvement Series A	6.25	5-1-2020	540,000	542,025
CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,088,070
Collier County FL School Board Refunding Bond Certificate of Participation (AGM Insured)	5.25	2-15-2021	1,000,000	1,066,560
Crossings at Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1	2.63	5-1-2019	1,285,000	1,285,655
Indigo FL Community Development District Series C ††	7.00	5-1-2030	2,248,150	1,573,705
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	1,041,000	1,042,041
Marshall Creek Florida Community Development District ††	5.00	5-1-2032	1,870,000	1,790,245

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Marshall Creek Florida Community Development District	6.32%	5-1-2045	$125,000	$118,438
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,760,125
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,929,497
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	2,021,137
				14,217,498

Resource Recovery Revenue : 0.10%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	4,000,000	4,156,240

Tax Revenue : 0.21%
Florida Board of Education Public Education Refunding Capital Outlay Series D	4.00	6-1-2031	8,000,000	8,435,600

Transportation Revenue : 0.33%
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aøø	1.76	7-1-2029	13,180,000	13,180,000

Utilities Revenue : 0.13%
Jacksonville FL Electric Authority Subordinate Revenue Bonds 2012 Series A	4.00	10-1-2031	5,040,000	5,144,278

Water & Sewer Revenue : 0.25%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,271,597
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,609,215
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2020	2,020,000	2,087,529
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2021	2,140,000	2,275,933
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2022	2,265,000	2,478,001
				9,722,275

				221,988,726

Georgia : 2.32%
Education Revenue : 0.24%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ††	4.38	7-1-2025	1,705,000	1,451,467
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,417,450
Georgia Private Colleges & Universities Authority Series A	5.25	10-1-2027	2,655,000	2,849,373
				9,718,290

Health Revenue : 0.48%
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,529,068
Gainesville & Hall Counties GA Development Authority Senior Living Facilities Lanier Village Series B (AGC Insured, TD Bank NA SPA) ø	1.60	11-15-2033	6,825,000	6,825,000
Gainesville GA Hospital Authority Series C ø	1.73	2-15-2047	6,645,000	6,645,000
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,855,699
				18,854,767

Transportation Revenue : 0.14%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	1,410,038

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A	0.01%	6-1-2049	$5,600,000	$4,012,624
				5,422,662

Utilities Revenue : 1.46%
Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	2.40	1-1-2038	16,530,000	16,520,247
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	10,000,000	10,167,300
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	5,000,000	5,050,400
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	488,660
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	3-1-2023	1,000,000	1,072,100
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	15,000,000	16,176,750
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,900,000	3,121,531
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	2.42	4-1-2048	5,100,000	5,060,679
				57,657,667

				91,653,386

Guam : 0.17%
Airport Revenue : 0.01%
Guam Port Authority Private Activity-AMT Bond Series 2018B	5.00	7-1-2030	500,000	569,275

Housing Revenue : 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	60,992

Miscellaneous Revenue : 0.10%
Guam Government Limited Obligation Bonds Section 30 Series A	5.38	12-1-2024	3,195,000	3,277,910
Guam Government Limited Obligation Section 30 Series A	5.75	12-1-2034	500,000	514,210
				3,792,120

Tax Revenue : 0.03%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,042,460

Water & Sewer Revenue : 0.03%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,114,210

				6,579,057

Hawaii : 0.28%
Airport Revenue : 0.20%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	8,033,970

GO Revenue : 0.08%
Hawaii Prerefunded Bond Series DZ	5.00	12-1-2031	1,670,000	1,817,929
Hawaii Unrefunded Bond Series DZ	5.00	12-1-2031	1,030,000	1,124,060
				2,941,989

				10,975,959

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Idaho : 0.42%
Education Revenue : 0.12%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75%	12-1-2032	$500,000	$537,455
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	670,000	679,166
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,390,921
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	500,000	500,780
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	204,327
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,417,607
				4,730,256

Health Revenue : 0.30%
Idaho Health Facilities Authority Revenue Bonds St. Luke’s Health System Project Series 2018C (U.S. Bank NA LOC) ø	1.46	3-1-2048	12,000,000	12,000,000

				16,730,256

Illinois : 15.51%
Airport Revenue : 0.76%
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,410,300
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,426,720
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	5,038,991
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	5,080,275
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2039	8,000,000	9,151,520
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,131,810
				30,239,616

Education Revenue : 1.04%
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,843,733
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	1,655,000	1,744,469
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	7.13	10-1-2041	3,800,000	3,998,284
Illinois Finance Authority Student Housing Illinois State University	6.75	4-1-2031	8,000,000	8,800,000
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2026	2,355,000	1,964,729
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2027	2,435,000	1,959,956
University of Illinois Auxiliary Facilities Systems Series A	5.75	4-1-2038	14,000,000	14,000,000
				41,311,171

GO Revenue : 5.32%
Chicago IL Board of Education CAB City Colleges (National Insured) ¤	0.00	1-1-2025	9,935,000	8,261,052
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2020	1,000,000	952,640
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2023	2,930,000	2,512,768
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,245,000	3,226,922
Chicago IL Board of Education Series 2012-001 (Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.95	3-1-2034	15,000,000	15,000,000
Chicago IL Board of Education Series 2013-001 (Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.95	12-1-2030	10,000,000	10,000,000
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2030	5,995,000	4,052,800

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00%	1-1-2026	$7,360,000	$5,966,678
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,285,000	1,414,451
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2034	1,500,000	1,643,340
Chicago IL Series A (National Insured)	5.00	1-1-2029	3,835,000	3,845,738
Chicago IL Series A	5.50	1-1-2034	7,175,000	7,860,643
Chicago IL Series A	5.50	1-1-2035	1,715,000	1,874,821
Chicago IL Series A (AGM Insured)	5.00	1-1-2028	9,550,000	9,775,285
Chicago IL Series A	5.50	1-1-2033	12,730,000	13,979,450
Cook County IL Series A	5.25	11-15-2022	3,000,000	3,150,120
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,685,115
Cook County IL Series C	5.00	11-15-2025	2,140,000	2,334,697
Cook County IL Series C	5.00	11-15-2027	325,000	352,238
Cook County IL Series G	5.00	11-15-2028	27,000,000	28,056,510
Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,334,440
Illinois	5.50	1-1-2030	2,900,000	3,338,045
Illinois Series 1 (National Insured)	6.00	11-1-2026	3,200,000	3,701,856
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,280,680
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	800,000	896,432
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	2,023,715
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	8,215,000	7,670,099
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	16,725,000	15,317,926
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	805,000	698,007
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	4,244,980
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	9,789,179
Lake County IL School District #24 Millburn CAB (National Insured) ¤	0.00	1-1-2024	2,000,000	1,742,520
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,221,263
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2021	1,325,000	1,255,862
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,615,537
Lake County IL Township High School District #126 Zion-Benton CAB (National Insured) ¤	0.00	2-1-2020	910,000	894,275
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2032	2,500,000	2,722,200
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured) ¤	0.00	1-1-2023	935,000	856,338
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,500,000	1,884,975
Tazewell County IL School District #51 (National Insured)	9.00	12-1-2023	350,000	450,419
Will & Cook Counties IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2032	400,000	236,092
Will & Cook Counties IL Lincoln-Way Community High School District #210 Refunding Bond Series A	5.00	1-1-2028	500,000	524,410
Will County IL Community Unit School (National Insured) ¤	0.00	11-1-2020	2,110,000	2,040,307
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	430,000	390,939
Will County IL Community Unit School District #201 Crete-Monee Unrefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	1,070,000	954,140
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	2,830,000	1,583,810
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	5,671,050
				210,284,764

Health Revenue : 0.62%
Illinois Development Finance Authority Vanston Northwestern Healthcare Corporation Revenue Bond Series 2001C (JPMorgan Chase & Company SPA) ø	1.50	5-1-2031	16,225,000	16,225,000
Illinois Finance Authority Centegra Health System Project	5.00	9-1-2020	1,465,000	1,533,503
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,689,710

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Illinois Finance Authority Northwestern Memorial Hospital Project Series A	6.00%	8-15-2039	$5,000,000	$5,081,300
				24,529,513

Housing Revenue : 0.07%
Illinois Housing Development Authority Multifamily Housing Revenue Bonds	1.80	12-1-2020	2,900,000	2,900,058

Miscellaneous Revenue : 0.99%
Chicago IL Board of Education Series C	5.00	12-1-2020	4,600,000	4,772,684
Chicago IL Board of Education Series C	5.00	12-1-2021	7,240,000	7,596,498
Illinois	5.00	8-1-2024	2,000,000	2,120,380
Illinois	5.00	8-1-2025	6,165,000	6,499,575
Illinois	5.25	7-1-2030	2,500,000	2,643,550
Illinois	5.50	7-1-2025	6,000,000	6,515,880
Illinois	5.50	7-1-2026	4,450,000	4,810,450
Illinois Series 2013	5.50	7-1-2038	4,000,000	4,226,960
				39,185,977

Tax Revenue : 5.13%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	5,250,000	5,259,713
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2026	4,000,000	4,245,720
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2028	1,000,000	1,056,960
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	733,169
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	2,595,000	2,766,088
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,216,502
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,766,310
Chicago IL Series A	5.25	1-1-2038	6,000,000	6,587,880
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,412,720
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	20,071,715
Cook County IL Sales Tax Revenue Bonds Series 2012	5.00	11-15-2037	2,500,000	2,667,875
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	450,572
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	3,000,000	3,105,420
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	10,832,439
Illinois Sales Tax Securitization Series C	5.00	1-1-2022	2,000,000	2,142,900
Illinois Sales Tax Securitization Series C	5.00	1-1-2023	2,500,000	2,736,225
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,789,900
Illinois Sales Tax Series C	4.00	6-15-2031	5,000,000	5,068,550
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2021	7,705,000	7,165,034
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	2,295,000	2,062,838
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	14,723,660
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,575,000	2,078,952
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,030,000	1,576,620
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	4,200,954
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	5,334,057
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,837,851
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,467,416
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,897,600
Illinois State Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (Build America Mutual Assurance Company Insured)	4.00	6-15-2034	2,000,000	2,057,360
Illinois State Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (Build America Mutual Assurance Company Insured)	4.13	6-15-2037	1,945,000	1,993,606
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.68	4-1-2046	10,000,000	10,000,000

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00%	12-15-2026	$12,245,000	$9,579,264
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	25,700,000	16,728,130
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	6-15-2031	10,035,000	6,377,042
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2031	9,800,000	6,100,304
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	8,000,000	5,578,880
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	5,000,000	5,255,050
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,400,000	1,948,344
				202,873,620

Tobacco Revenue : 0.09%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,426,120

Transportation Revenue : 0.23%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,367,237
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	3,933,528
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,500,000	1,667,490
				8,968,255

Utilities Revenue : 0.44%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	8,074,220
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	9,207,360
				17,281,580

Water & Sewer Revenue : 0.82%
Chicago IL Second Lien	5.00	11-1-2029	4,600,000	4,960,272
Chicago IL Wastewater Refunding Second Lien Series C	5.00	1-1-2039	5,000,000	5,414,050
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	4,000,000	4,280,720
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	12,326,218
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,384,200
				32,365,460

				613,366,134

Indiana : 1.12%
Health Revenue : 0.43%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	13,715,567
Indiana Health Facility Financing Authority Ascension Health Credit Group	5.00	11-15-2034	2,750,000	3,167,148
				16,882,715

Industrial Development Revenue : 0.43%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,770,890
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,644,802
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	905,000	989,627
Whiting IN	5.00	3-1-2046	2,500,000	2,762,875
				17,168,194

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.18%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00%	7-15-2031	$6,000,000	$7,087,680

Resource Recovery Revenue : 0.08%
Whiting IN BP Products North America Incorporated Project (SIFMA Municipal Swap +0.75%) ±	2.25	12-1-2044	3,155,000	3,156,609

				44,295,198

Iowa : 0.15%
GO Revenue : 0.05%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	2,094,378

Industrial Development Revenue : 0.10%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.92	4-1-2022	4,000,000	4,000,000

				6,094,378

Kansas : 0.34%
Tax Revenue : 0.34%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	35,400,000	13,582,272

Kentucky : 1.59%
Health Revenue : 0.30%
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2024	9,260,000	7,993,973
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2028	5,140,000	3,877,051
				11,871,024

Transportation Revenue : 0.17%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,216,840
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,573,424
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,315,050
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C	6.40	7-1-2033	1,000,000	1,022,110
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C	6.45	7-1-2034	1,505,000	1,532,948
				6,660,372

Utilities Revenue : 1.12%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	7,750,000	8,400,070
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	15,000,000	16,299,000
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	15,000,000	16,245,150
Kentucky Public Energy Gas Supply Series A 2	4.00	4-1-2048	3,000,000	3,221,070
				44,165,290

				62,696,686

Louisiana : 0.87%
Airport Revenue : 0.37%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,336,810
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	4,995,180

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00%	1-1-2048	$1,145,000	$1,276,320
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,250,000	1,446,725
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	2,014,898
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,722,825
				14,792,758

GO Revenue : 0.06%
New Orleans LA (FGIC Insured)	5.50	12-1-2021	2,050,000	2,161,459

Industrial Development Revenue : 0.25%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Exxon Capital Ventures LIQ) ø	1.52	8-1-2035	10,000,000	10,000,000

Miscellaneous Revenue : 0.19%
Louisiana Series D	4.00	9-1-2032	7,005,000	7,626,904

				34,581,121

Maine : 0.03%
Education Revenue : 0.03%
Maine Educational Loan Authority Student Loan Series A-3 Class A (AGC Insured)	5.88	12-1-2039	1,095,000	1,101,242

Maryland : 1.29%
Education Revenue : 0.45%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	235,000	248,275
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	209,880
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,630,315
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	9,064,866
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,551,233
				17,704,569

GO Revenue : 0.27%
Montgomery County MD Consolidated Public Improvement Series A	4.00	11-1-2030	10,000,000	10,939,100

Housing Revenue : 0.56%
Maryland CDA Belnor Senior Residences Series D	1.83	6-1-2019	6,200,000	6,193,490
Maryland CDA Department of Housing & Community Multifamily Development Bay Country Apartments 144A	2.52	2-1-2021	9,000,000	9,016,020
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A%%	2.34	4-1-2021	7,000,000	6,998,460
				22,207,970

Miscellaneous Revenue : 0.01%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A	8.00	8-15-2020	290,000	311,901

				51,163,540

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts : 1.66%
Education Revenue : 0.19%
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00%	4-15-2031	$2,150,000	$2,223,616
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2039	3,900,000	4,033,536
Massachusetts Educational Financing Authority AMT Series B	5.38	1-1-2020	110,000	112,215
Massachusetts Educational Financing Authority Series I	6.00	1-1-2028	965,000	987,745
				7,357,112

GO Revenue : 0.27%
Massachusetts	5.00	3-1-2041	7,500,000	8,409,600
Massachusetts Series E	5.25	9-1-2048	1,765,000	2,127,390
				10,536,990

Miscellaneous Revenue : 0.29%
Massachusetts Series A	5.00	12-1-2036	10,850,000	11,705,848

Tax Revenue : 0.72%
Massachusetts Series D	4.00	5-1-2036	15,000,000	16,294,050
Massachusetts Transportation Fund	5.00	6-1-2048	10,450,000	12,264,329
				28,558,379

Transportation Revenue : 0.19%
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	7,514,234

				65,672,563

Michigan : 5.76%
Education Revenue : 0.51%
Michigan Finance Authority Limited Obligation Public School Holly Academy	6.50	10-1-2020	70,000	72,017
Michigan Finance Authority Limited Obligation Public School Holly Academy	8.00	10-1-2040	1,350,000	1,444,986
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	3,565,000	2,678,598
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.50	9-1-2029	1,500,000	1,268,805
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.75	9-1-2039	3,500,000	2,732,240
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,083,214
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.38	12-1-2030	2,085,000	2,180,847
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.63	12-1-2039	4,170,000	4,349,727
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	4,350,000	4,417,904
				20,228,338

GO Revenue : 0.41%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,186,456
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,592,405
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,481,099
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,940,483
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,552,908
Wayne County MI Building Improvement Series A	6.75	11-1-2039	8,345,000	8,429,118
				16,182,469

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.68%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00%	12-1-2047	$24,620,000	$26,682,910

Housing Revenue : 0.25%
Michigan Housing Development Authority Multifamily Housing Revenue Bonds Renaissance Estates of Ecorse Phase II Project	1.78	11-1-2020	9,800,000	9,802,842

Miscellaneous Revenue : 0.40%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	6,286,800
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	7.50	12-1-2020	140,000	143,898
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.00	12-1-2030	1,135,000	1,180,502
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.25	12-1-2039	2,220,000	2,302,673
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Ambac Insured) ¤	0.00	5-1-2019	75,000	74,857
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Ambac Insured) ¤	0.00	5-1-2020	205,000	199,588
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	80,000	80,014
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	921,371
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.00	5-1-2019	100,000	100,060
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,611,245
				15,901,008

Tax Revenue : 1.59%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2019	3,050,000	3,018,433
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2020	2,070,000	1,963,975
Detroit MI Downtown Development Authority Tax Increment Revenue Refunding Catalyst Development Project Series A (AGM Insured)	5.00	7-1-2021	400,000	425,256
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,511,373
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,253,620
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,349,434
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	7,441,941
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	8,945,079
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F	4.50	10-1-2029	7,000,000	7,498,330
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2044	16,845,000	18,096,920
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	7,895,000	8,536,627
				63,040,988

Utilities Revenue : 0.03%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT	5.63	7-1-2020	1,200,000	1,254,036

Water & Sewer Revenue : 1.89%
Detroit MI Water Supply System Second Lien Series B (AGM Insured)	7.00	7-1-2036	9,675,000	9,803,968
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	9,730,120
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	11,700,920
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	11,695,970

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00%	7-1-2025	$2,000,000	$2,285,420
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2026	1,945,000	2,217,281
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2027	2,260,000	2,568,761
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2028	3,480,000	3,943,710
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2032	5,750,000	6,421,370
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,249,080
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4	5.00	7-1-2031	6,500,000	7,293,455
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2036	3,250,000	3,598,075
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2027	1,000,000	1,136,620
				74,644,750

				227,737,341

Minnesota : 0.23%
Health Revenue : 0.06%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,416,235

Miscellaneous Revenue : 0.05%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA SPA) ø	1.41	8-15-2037	2,000,000	2,000,000

Utilities Revenue : 0.12%
Rochester MN Electric Utility Revenue Refunding Series A	5.00	12-1-2042	3,895,000	4,489,922

				8,906,157

Mississippi : 0.73%
Industrial Development Revenue : 0.51%
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series H (Chevron Corporation) ø	1.48	11-1-2035	20,000,000	20,000,000

Miscellaneous Revenue : 0.22%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	8,155,000	8,862,039

				28,862,039

Missouri : 0.44%
Airport Revenue : 0.05%
St. Louis MO Lambert St. Louis International Airport Series A-1	6.25	7-1-2029	2,000,000	2,022,280

GO Revenue : 0.14%
St. Louis MO Special Administrative Board of The St. Louis School District	4.00	4-1-2030	4,840,000	5,332,712

Miscellaneous Revenue : 0.06%
St. Louis MO IDA Convention Center Hotel (Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,457,774

Tax Revenue : 0.19%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	7,110,000	7,119,599

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Manchester MO Highway 141 Manchester Road Project	6.00%	11-1-2025	$360,000	$360,223
				7,479,822

				17,292,588

Nebraska : 0.29%
Utilities Revenue : 0.29%
Central Plains Energy Project Nebraska Refunding Project #3	5.00	9-1-2027	1,020,000	1,100,152
Central Plains Energy Project Nebraska Refunding Project #3 Series 2012	5.00	9-1-2042	1,265,000	1,369,565
Central Plains Energy Project Nebraska Refunding Project #3 Series 2012	5.25	9-1-2037	1,800,000	1,962,828
Central Plains Energy Project Nebraska Refunding Project #3 Series A	5.00	9-1-2033	6,000,000	7,209,120
				11,641,665

				11,641,665

Nevada : 0.03%
Miscellaneous Revenue : 0.03%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2022	425,000	449,140
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	335,000	357,375
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	210,000	223,936
				1,030,451

				1,030,451

New Jersey : 3.47%
Airport Revenue : 0.04%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,482,543

Education Revenue : 0.26%
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	6,461,681
Rutgers NJ State University Series L	5.00	5-1-2033	3,560,000	3,962,031
				10,423,712

GO Revenue : 0.51%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,825,790
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,433,300
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,395,843
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,542,061
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,442,567
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	418,364
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	428,492
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	438,080
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	409,223
				20,333,720

Health Revenue : 0.03%
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0047 (AGC Insured, Deutsche Bank LIQ) 144Aø	1.60	7-1-2038	1,024,575	1,024,575

Housing Revenue : 0.23%
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	9,000,000	9,072,900

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 1.29%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13%	7-1-2029	$5,905,000	$5,931,927
New Jersey EDA School Facilities Construction Refunding Bond Project Series II	5.00	3-1-2026	4,225,000	4,496,372
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	15,000,000	16,248,300
New Jersey TTFA Series A (National Insured)	5.75	6-15-2023	2,000,000	2,268,620
New Jersey TTFA Series A (National Insured)	5.75	6-15-2025	10,000,000	11,888,000
Newark NJ Housing Authority Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2024	1,000,000	1,125,950
Newark NJ Housing Authority Port Newark Marine Terminal Rental (National Insured)	5.00	1-1-2032	7,620,000	9,153,144
				51,112,313

Transportation Revenue : 1.11%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	8,086,756
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	2,790,675
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	905,119
New Jersey TTFA Series A	5.00	6-15-2042	5,540,000	5,761,766
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,059,590
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,751,300
New Jersey TTFA Series B	5.25	6-15-2036	5,575,000	5,822,196
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	8,790,480
				43,967,882

				137,417,645

New Mexico : 0.46%
Housing Revenue : 0.01%
New Mexico Mortgage Finance Authority SFMR Class I (GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	420,000	434,162

Utilities Revenue : 0.45%
Farmington NM PCR Southern California Edison Company Four Corners Project Series B	1.88	4-1-2029	18,000,000	17,874,180

				18,308,342

New York : 7.57%
Education Revenue : 0.47%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	3,480,000	3,607,612
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	8.25	2-1-2041	9,375,000	9,848,719
Westchester County NY Local Development Pace University Series B	1.85	5-1-2044	5,000,000	5,000,000
				18,456,331

GO Revenue : 0.34%
New York NY Series F-1	5.00	3-1-2032	3,000,000	3,334,980
New York NY Subordinate Bond Series L-5 (Bank of America NA SPA) ø	1.51	4-1-2035	10,000,000	10,000,000
				13,334,980

Health Revenue : 0.19%
Nassau County NY Local Economic Catholic Health Services	5.00	7-1-2021	7,000,000	7,478,660

Industrial Development Revenue : 0.14%
New York Transportation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2036	5,000,000	5,741,200

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 2.35%
New York City NY Transitional Finance Authority Building Aid Revenue Fiscal 2019 Subordinate Bond Series S 3 A	4.00%	7-15-2038	$4,500,000	$4,883,895
New York City NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,581,998
New York City NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	14,344,624
New York City NY Transitional Future Tax Secured Subordinate Bond Series F 1	5.00	5-1-2042	2,390,000	2,781,100
New York Dormitory Authority Personal Income Tax Series B	5.00	3-15-2042	1,500,000	1,625,865
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,459,883
New York Dormitory Authority Series B Group C	5.00	2-15-2044	14,860,000	16,768,024
New York Dormitory Authority Series B Group C	5.00	2-15-2045	7,330,000	8,265,748
New York Dormitory Authority Series E	5.00	2-15-2044	9,600,000	10,832,640
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	6,018,770
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,543,704
				93,106,251

Tobacco Revenue : 0.01%
Suffolk NY Tobacco Securitization Corporation Series B	4.50	6-1-2026	520,000	543,036

Transportation Revenue : 1.22%
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	11,000,000	12,067,330
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR +0.65%) ±	2.32	11-1-2035	28,000,000	28,032,760
Niagara Falls NY Bridge Commission (National Insured)	6.25	10-1-2021	7,230,000	8,017,347
				48,117,437

Utilities Revenue : 0.79%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,655,000	4,244,990
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	26,856,452
				31,101,442

Water & Sewer Revenue : 2.06%
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2044	17,400,000	18,749,718
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2044	30,265,000	32,601,458
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,559,761
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.25	6-15-2044	9,800,000	10,626,042
New York NY Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	3,255,000	3,495,284
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	13,522,811
				81,555,074

				299,434,411

North Carolina : 2.00%
Airport Revenue : 0.09%
Charlotte NC Airport Series A	5.50	7-1-2034	2,500,000	2,618,175
North Carolina Port Authority Series B	5.00	2-1-2025	1,000,000	1,027,660
				3,645,835

Education Revenue : 0.17%
North Carolina Capital Facilities Finance Agency Forest University series 2016	5.00	1-1-2033	1,000,000	1,183,860

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00%	6-1-2038	$500,000	$549,195
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	707,113
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,280,460
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,835,638
				6,556,266

Health Revenue : 1.42%
Charlotte Mecklenburg Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	592,755
Charlotte Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	10,000,000	10,903,700
Charlotte Mecklenburg NC Hospital Authority Atrium Health Series C	5.00	1-15-2048	20,000,000	22,357,800
Charlotte-Mecklenburg NC Hospital Authority Series 2007C (JPMorgan Chase & Company SPA) ø	1.47	1-15-2037	12,810,000	12,810,000
New Hanover County NC New Hanover Regional Medical Center	5.00	10-1-2047	1,000,000	1,133,380
New Hanover County NC New Hanover Regional Medical Center Series 2011	5.00	10-1-2028	2,000,000	2,146,840
North Carolina Medical Care Commission Baptist Hospital Project Series 2017	5.25	6-1-2029	2,000,000	2,079,020
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,725,030
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,626,030
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2026	385,000	420,763
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2032	500,000	542,435
				56,337,753

Housing Revenue : 0.08%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (HUD Insured)	5.00	10-1-2034	1,000,000	1,128,360
North Carolina Facilities Finance Agency The NCA&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,151,340
North Carolina HFA Series 2	4.25	1-1-2028	795,000	808,889
				3,088,589

Miscellaneous Revenue : 0.15%
Cabarrus County NC Limited Obligation Installment Financing Contract Series 2017	5.00	6-1-2031	500,000	602,925
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,258,426
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,121,780
Henderson County NC Limited Obligation Series A	5.00	10-1-2030	500,000	592,680
Orange County NC Limited Obligation Series 2018	5.00	10-1-2032	215,000	265,396
Orange County NC Limited Obligation Series 2018	5.00	10-1-2033	220,000	270,356
Orange County NC Limited Obligation Series 2018	5.00	10-1-2034	65,000	79,286
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,149,660
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	477,500
				5,818,009

Transportation Revenue : 0.05%
North Carolina Department of Transportation I-77 Hot lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,428,421
North Carolina Turnpike Authority Monroe Expressway toll Revenue Bond Series 2016A	5.00	7-1-2042	500,000	545,610
				1,974,031

Utilities Revenue : 0.04%
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A	5.00	1-1-2021	1,500,000	1,537,470

				78,957,953

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 0.37%
Education Revenue : 0.26%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00%	4-1-2057	$9,000,000	$10,095,480

Water & Sewer Revenue : 0.11%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,552,897

				14,648,377

Ohio : 2.64%
Airport Revenue : 0.21%
Cleveland OH Airport System Revenue Series A	5.00	1-1-2025	4,015,000	4,362,498
Cleveland OH Airport System Revenue Series A (AGM Insured)	5.00	1-1-2031	3,600,000	3,879,360
				8,241,858

GO Revenue : 0.31%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2048	9,435,000	10,577,390
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,672,125
				12,249,515

Health Revenue : 0.82%
Allen County OH Catholic Healthcare Series B	5.25	9-1-2027	3,825,000	4,018,239
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	5,000,000	5,479,650
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,466,864
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	15,000,000	16,749,300
Montgomery County OH Hospital Kettering Medical Center (National Insured)	6.25	4-1-2020	685,000	697,111
				32,411,164

Miscellaneous Revenue : 0.79%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,333,587
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,600,000	1,826,608
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,550,038
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	13,447,320
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,771,000
Ohio Series A	5.00	2-1-2036	4,265,000	4,956,911
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	3,415,000	3,422,342
				31,307,806

Resource Recovery Revenue : 0.00%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	100,000	101,058

Transportation Revenue : 0.23%
Ohio Turnpike Commission CAB Series A-4	5.70	2-15-2034	8,500,000	8,934,860

Water & Sewer Revenue : 0.28%
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,381,544

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Ohio Water Development Authority Drinking Water Assistance Fund	5.00%	12-1-2036	$2,000,000	$2,359,960
Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	2,250,294
				10,991,798

				104,238,059

Oklahoma : 0.79%
Airport Revenue : 0.63%
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	5,000,000	5,714,250
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	7,500,000	8,539,725
Tulsa OK Airports Improvement Trust AMT Series A (Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,159,245
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	5,090,385
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	4,361,702
				24,865,307

Miscellaneous Revenue : 0.09%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,335,340
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,328,246
				3,663,586

Water & Sewer Revenue : 0.07%
McGee Creek Authority Oklahoma Water Revenue (National Insured)	6.00	1-1-2023	2,360,000	2,559,113

				31,088,006

Pennsylvania : 5.83%
Airport Revenue : 0.37%
Philadelphia PA Airport Series A	5.00	7-1-2047	7,300,000	8,244,693
Philadelphia PA Airport Series B	5.00	7-1-2042	5,500,000	6,240,850
				14,485,543

Education Revenue : 0.35%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	542,630
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,715,637
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,834,479
Pennsylvania HEFAR Indiana University Student Housing Project Series A	5.00	7-1-2032	1,000,000	1,104,470
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,233,380
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	280,000	320,365
Philadelphia PA IDA Thomas Jefferson University Series B ø	1.73	9-1-2050	6,000,000	6,000,000
				13,750,961

GO Revenue : 0.41%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,348,268
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,393,464
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,165,330
Luzerne County PA Series E (AGM Insured)	8.00	11-1-2027	135,000	135,626
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,361,143
Philadelphia PA School District Series D	5.00	9-1-2021	5,000,000	5,355,300
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,329,932
				16,089,063

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.80%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.63%	8-15-2039	$5,130,000	$5,194,843
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.00	11-1-2039	20,000,000	20,279,800
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Berks County IDA Health Series 2018-XM0594 (Barclays Bank plc LIQ) 144Aø	1.62	11-1-2050	4,625,000	4,625,000
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	738,788
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	994,180
				31,832,611

Industrial Development Revenue : 0.77%
Montgomery County PA IDA Exelon Generation Company LLC Project Series A	2.55	12-1-2029	11,530,000	11,549,486
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	679,806
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	14,275,000	15,915,198
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2038	2,100,000	2,311,134
				30,455,624

Miscellaneous Revenue : 1.91%
Butler County General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA) ø	1.52	9-1-2027	11,175,000	11,175,000
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	5,000,000	6,600,650
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	16,420,000	20,454,558
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,584,889
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (National Insured) ¤	0.00	12-1-2025	1,110,000	934,409
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	3,960,000	4,260,287
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,857,157
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,190,320
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,547,203
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	19,064,628
				75,669,101

Resource Recovery Revenue : 0.00%
Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	80,000	80,201

Tobacco Revenue : 0.06%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds	5.00	6-1-2035	2,000,000	2,313,540

Transportation Revenue : 0.93%
Pennsylvania Turnpike Commission Motor License Series B-1	5.00	12-1-2040	12,410,000	13,116,625
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	11,448,360
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	2,011,240
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,000,000	1,194,020
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,724,094
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,200,000	1,432,824
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,000,000	5,945,150
				36,872,313

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.23%
Philadelphia PA Series B	5.00%	7-1-2033	$8,000,000	$9,184,320

				230,733,277

Puerto Rico : 0.08%
Transportation Revenue : 0.08%
Puerto Rico Highway & Transportation Authority Series AA (National Insured)	5.50	7-1-2020	3,015,000	3,090,767

Rhode Island : 0.06%
Airport Revenue : 0.06%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,483,708

South Carolina : 1.33%
Education Revenue : 0.07%
South Carolina Education Assistance Authority Student Loan Series I	5.10	10-1-2029	1,050,000	1,064,543
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	1,500,000	1,629,825
				2,694,368

Resource Recovery Revenue : 0.12%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,880,000	1,913,859
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	2,750,000	2,809,400
				4,723,259

Utilities Revenue : 0.86%
Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	26,000,000	28,098,980
South Carolina Public Service Authority Series C	5.00	12-1-2028	1,230,000	1,448,325
South Carolina Public Service Authority Series C	5.00	12-1-2034	1,825,000	2,095,319
South Carolina Public Service Authority Series C	5.00	12-1-2035	2,000,000	2,289,440
				33,932,064

Water & Sewer Revenue : 0.28%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	10,380,000	11,349,492

				52,699,183

South Dakota : 0.73%
Airport Revenue : 0.04%
Rapid City SD Series A	6.75	12-1-2031	1,020,000	1,054,354
Rapid City SD Series A	7.00	12-1-2035	750,000	776,408
				1,830,762

Health Revenue : 0.49%
South Dakota HEFA Sanford Health Project	5.50	11-1-2040	5,000,000	5,099,250
South Dakota HEFA Sanford Health Project Series E	5.00	11-1-2042	13,125,000	14,206,500
				19,305,750

Housing Revenue : 0.20%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	839,573
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,260,457
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,169,970
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,837,359
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,196,052

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00%	4-1-2033	$1,250,000	$1,474,413
				7,777,824

				28,914,336

Tennessee : 2.01%
Health Revenue : 0.76%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (AGM Insured, U.S. Bank NA SPA) ø	1.48	6-1-2042	30,000,000	30,000,000

Utilities Revenue : 1.25%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	20,000,000	21,579,400
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	24,155,000	25,548,260
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,189,667
Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2021	1,000,000	1,047,190
				49,364,517

				79,364,517

Texas : 10.16%
Airport Revenue : 1.38%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	8,909,280
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,888,185
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	13,250,000	14,177,500
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	20,765,000	22,126,976
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	5,479,363
				54,581,304

Education Revenue : 0.81%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A ††	7.75	8-15-2041	2,000,000	1,320,000
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,383,940
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	7,155,608
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,100,840
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A	6.25	8-15-2021	2,000,000	2,035,260
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A	7.50	8-15-2041	6,500,000	6,643,195
Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00	6-15-2048	750,000	760,538
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,769,622
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	778,349
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	878,423
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,168,650
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,049,184
				32,043,609

GO Revenue : 1.57%
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,080,710
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,000,000	2,414,820
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2022	2,640,000	2,938,637

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
North East Independent School District	4.00%	8-1-2048	$10,450,000	$11,098,214
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	14,626,950
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,503,750
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	28,272,510
				61,935,591

Health Revenue : 0.06%
New Hope ECFA Children’s Health System of Texas Project Series A	4.00	8-15-2033	2,000,000	2,162,880

Housing Revenue : 0.43%
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	7,000,000	7,088,900
Austin TX Affordable Public Facility Corporation Incorporated Commons at Goodnight Apartments	1.85	1-1-2021	10,000,000	10,006,200
				17,095,100

Miscellaneous Revenue : 2.29%
Lewisville TX Combination Contract Special Assessment Capital Improvement District #4	6.75	10-1-2032	100,000	100,129
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	2,045,000	2,061,278
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	4,075,000	4,107,437
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	9,300,000	9,711,153
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	2,500,000	2,505,450
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	3,940,000	4,114,187
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,743,909
Texas Series A	4.00	10-15-2036	5,000,000	5,478,050
Texas Series B	5.00	4-15-2049	40,000,000	47,182,400
Texas Water Development Board Series A	4.00	10-15-2037	11,650,000	12,702,112
				90,706,105

Resource Recovery Revenue : 0.30%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.60	4-1-2040	11,800,000	11,800,000

Tax Revenue : 0.96%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,666,950
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,430,000	32,312,685
				37,979,635

Transportation Revenue : 0.94%
Central Texas Regional Mobility Authority Senior Lien	5.75	1-1-2025	2,000,000	2,061,800
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	4,071,327
Grand Parkway Transportation Corporation Texas CAB Series B	4.95	10-1-2029	1,015,000	1,036,975
Grand Parkway Transportation Corporation Texas Series B	5.05	10-1-2030	2,000,000	2,035,000
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	4,060,980
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,484,520
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,637,200
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	14,676,500
				37,064,302

Utilities Revenue : 0.56%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	11,000,000	11,290,950
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2029	5,115,000	5,569,621

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Texas Municipal Gas Acquisition & Supply Corporation III	5.00%	12-15-2031	$5,000,000	$5,412,200
				22,272,771

Water & Sewer Revenue : 0.86%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	17,393,898
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	16,719,600
				34,113,498

				401,754,795

Utah : 1.39%
Airport Revenue : 0.53%
Salt Lake City UT Series A	5.00	7-1-2036	2,500,000	2,933,975
Salt Lake City UT Series A	5.00	7-1-2043	2,500,000	2,883,100
Salt Lake City UT Series A	5.00	7-1-2043	1,500,000	1,762,845
Salt Lake City UT Series A	5.00	7-1-2048	5,500,000	6,312,405
Salt Lake City UT Series A	5.00	7-1-2048	3,000,000	3,508,710
Salt Lake City UT Series A	5.25	7-1-2048	3,000,000	3,510,780
				20,911,815

Health Revenue : 0.86%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	32,000,000	33,910,400

				54,822,215

Vermont : 0.39%
Education Revenue : 0.39%
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	3.49	6-2-2042	15,750,109	15,586,781

Virginia : 0.35%
GO Revenue : 0.16%
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,374,442

Housing Revenue : 0.05%
Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A	1.82	11-1-2020	2,010,000	2,010,101

Miscellaneous Revenue : 0.00%
Watkins Centre VA CDA	5.40	3-1-2020	172,000	172,205

Tax Revenue : 0.03%
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	397,000	282,287
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	97,766
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	859,661
				1,239,714

Transportation Revenue : 0.11%
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,243,600

				14,040,062

Washington : 2.88%
GO Revenue : 1.30%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	10,017,630

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Clark County WA School District #114 (AGM Insured)	4.00%	12-1-2034	$2,500,000	$2,752,500
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,538,651
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	10,871,753
King County WA School District No. 414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	693,810
King County WA School District No. 414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,211,290
Washington Series 2017-A	5.00	8-1-2040	3,500,000	4,053,315
Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,890,650
Washington Series RA	4.00	7-1-2030	7,950,000	8,420,879
				51,450,478

Health Revenue : 0.32%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	945,000	994,594
Washington HCFR Central Washington Health Service Association	7.00	7-1-2039	5,000,000	5,065,400
Washington HCFR Providence Health & Services Series 2012A	4.25	10-1-2040	3,000,000	3,084,420
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,317,723
Washington HCFR Providence Health & Services Series 2015A	4.00	10-1-2045	1,150,000	1,184,765
				12,646,902

Miscellaneous Revenue : 0.10%
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,800,656

Tax Revenue : 0.46%
Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	10,966,842
Washington Series B	5.00	8-1-2037	6,400,000	7,463,296
				18,430,138

Water & Sewer Revenue : 0.70%
King County WA	5.00	7-1-2047	7,510,000	8,372,073
King County WA	2.60	1-1-2043	19,000,000	19,209,190
				27,581,263

				113,909,437

West Virginia : 0.08%
Tax Revenue : 0.08%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,598,050
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	705,321
				3,303,371

Wisconsin : 3.32%
Education Revenue : 0.47%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,302,723
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	5,052,318
Public Finance Authority Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	5,230,388
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	375,000	395,018
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,679,926
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,728,878
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	1,037,224
				18,426,475

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.58%
Verona WI Area School District Building & Improvement Bonds	4.00%	4-1-2027	$3,385,000	$3,808,023
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,547,104
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	3,999,506
Wisconsin Series A	4.00	5-1-2032	13,000,000	13,678,600
				23,033,233

Health Revenue : 0.38%
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	13,852,560
Wisconsin HEFA Aurora Health Care Incorporated Series A	5.25	4-15-2024	1,025,000	1,063,612
				14,916,172

Housing Revenue : 0.86%
Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	376,964
Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	871,864
Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	1,012,092
Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,597,551
Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	1,988,543
Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2028	2,025,000	2,427,671
Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,605,925
Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,709,124
Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,647,909
Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	18,724,926
				33,962,569

Miscellaneous Revenue : 0.06%
Wisconsin Series 1	4.50	7-1-2033	2,085,000	2,230,992

Tax Revenue : 0.97%
Mount Pleasant WI Series A	5.00	4-1-2038	5,495,000	6,341,120
Mount Pleasant WI Series A	5.00	4-1-2043	20,205,000	23,196,754
Mount Pleasant WI Series A	5.00	4-1-2048	7,855,000	9,010,706
				38,548,580

				131,118,021

Wyoming : 0.06%
Education Revenue : 0.04%
Wyoming CDA	6.50	7-1-2043	1,600,000	1,682,128

Health Revenue : 0.02%
West Park Hospital District Wyoming Series B	6.50	6-1-2027	500,000	535,925

				2,218,053

Total Municipal Obligations (Cost $3,732,249,506)				3,901,943,026

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

Security name		Yield	Shares	Value
Short-Term Investments : 0.47%
Investment Companies : 0.47%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.39%	18,333,973	$18,344,973

Total Short-Term Investments (Cost $18,341,306)				18,344,973

Total investments in securities (Cost $3,750,590,812)	99.14%			3,920,287,999
Other assets and liabilities, net	0.86			34,184,885

Total net assets	100.00%			$3,954,472,884

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
††	On the last interest date, partial interest was paid.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TBA	To be announced
TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	10,597,584	748,961,508	741,225,119	18,333,973	$18,344,973	0.47%

Wells Fargo Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$3,901,943,026	$0	$3,901,943,026
Short-term investments
Investment companies	18,344,973	0	0	18,344,973

Total assets	$18,344,973	$3,901,943,026	$0	$3,920,287,999

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.35%
Florida : 0.77%
Industrial Development Revenue : 0.77%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,001,600

Guam : 0.47%
Airport Revenue : 0.47%
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	618,178

Pennsylvania : 97.11%
Airport Revenue : 1.31%
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,707,720

Education Revenue : 29.38%
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A	5.00	3-1-2029	1,135,000	1,300,438
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,213,209
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	1,390,000	1,426,654
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,034,240
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	705,000	719,304
Delaware County PA IDA Chester Community Charter School Series A	5.00	8-15-2020	1,230,000	1,211,132
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities	6.00	11-1-2031	2,500,000	2,724,700
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	3,000,000	3,239,370
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University	5.00	4-1-2030	1,500,000	1,664,385
North Eastern PA Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,097,190
Pennsylvania HEFAR Shippensburg University Project	5.00	10-1-2020	845,000	883,490
Pennsylvania HEFAR Shippensburg University Project	6.00	10-1-2031	3,000,000	3,322,650
Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,079,770
Pennsylvania Public School Building Authority Northampton County Area Community College Project	5.50	3-1-2031	5,000,000	5,317,150
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,752,388
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,573,982
Philadelphia PA Authority for Industrial Louisiana Salle University	5.00	5-1-2036	1,355,000	1,470,825
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,116,690
Philadelphia PA IDA Global Leadership Academy Project	5.13	11-15-2020	525,000	534,482
Philadelphia PA IDA Global Leadership Academy Project	5.75	11-15-2030	1,000,000	1,024,600
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,103,620
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,157,710
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,372,277
				38,340,256

GO Revenue : 14.85%
Allegheny County PA Series C-65	5.50	5-1-2024	1,000,000	1,081,840
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,356,930
Downingtown PA Area School District Series C	5.00	8-1-2032	1,000,000	1,196,210
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,500,000	1,682,565
Philadelphia PA School District Refunding Bond Series A (AGM/FGIC Insured)	5.00	6-1-2024	1,420,000	1,584,564
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	1,395,000	1,493,780
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,387,411
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,418,700
Pittsburgh PA (Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	570,330
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,634,526

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Reading PA School District Series A (AGM Insured)	5.00%	2-1-2033	$1,500,000	$1,700,415
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,161,180
West Shore PA School District	5.00	11-15-2048	1,500,000	1,701,840
Wilkes-Barre School District Luzerne County PA GO Bond Series 2019 (Build America Mutual Assurance Company Insured) %%	5.00	4-15-2027	100,000	118,547
Wilkes-Barre School District Luzerne County PA GO Bond Series 2019 (Build America Mutual Assurance Company Insured) %%	5.00	4-15-2028	120,000	144,132
Wilkes-Barre School District Luzerne County PA GO Bond Series 2019 (Build America Mutual Assurance Company Insured) %%	5.00	4-15-2029	50,000	60,614
Wilkes-Barre School District Luzerne County PA GO Bond Series 2019 (Build America Mutual Assurance Company Insured) %%	5.00	4-15-2030	70,000	84,204
				19,377,788

Health Revenue : 12.00%
Allegheny County PA Hospital Development Authority Health Center Series B (National Insured)	6.00	7-1-2027	1,800,000	2,313,846
Berks County PA IDA Tower Health Project	5.00	11-1-2037	1,625,000	1,850,144
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project	5.00	1-1-2028	2,090,000	2,315,574
Dauphin County PA General Authority Pinnacle Health System Project	5.00	6-1-2042	500,000	533,735
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,134,400
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	516,695
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	427,553
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,083,700
Northampton County PA St. Luke’s Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,560,304
Pennsylvania Geisinger Health System Authority Series 2005B (U.S. Bank NA SPA) ø	1.40	8-1-2022	2,200,000	2,200,000
Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,723,725
				15,659,676

Housing Revenue : 0.89%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	589,077
Pennsylvania Housing Finance Agency SFMR Series 112	5.00	4-1-2028	565,000	578,526
				1,167,603

Miscellaneous Revenue : 20.43%
Butler County General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA) ø	1.52	9-1-2027	2,000,000	2,000,000
Delaware County PA Authority Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,648,410
Delaware County PA Vocational & Technical School Authority (Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,118,900
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,390,000	5,468,667
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,140,630
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2022	1,200,000	1,099,272
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2023	3,790,000	3,379,846
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	634,916
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	929,801
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,153,471
Pennsylvania Turnpike Commission Series A (AGM Insured)	5.25	7-15-2021	2,000,000	2,164,700
Philadelphia PA Authority for Industrial Development City Agreement Green Bond Museum Art Energy Saving Program Series A	5.00	2-15-2038	785,000	894,194
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00	12-1-2028	2,500,000	2,878,800
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2028	2,000,000	2,146,680
				26,658,287

2

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Tax Revenue : 4.86%
Allegheny County PA Port Authority Refunding Bond		5.75%	3-1-2029	$3,000,000	$3,224,250
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (AGM Insured)		5.00	2-1-2031	3,000,000	3,112,110
					6,336,360

Transportation Revenue : 5.87%
Delaware River PA Joint Toll Bridge Commission		5.00	7-1-2042	580,000	672,748
Pennsylvania Turnpike Commission Series A-1		5.00	12-1-2047	1,000,000	1,149,280
Pennsylvania Turnpike Commission Series A-2		5.00	12-1-2048	2,000,000	2,316,620
Pennsylvania Turnpike Commission Subordinate Bond Series A		5.50	12-1-2042	3,000,000	3,515,940
					7,654,588

Water & Sewer Revenue : 7.52%
Capital Region Pennsylvania Water and Sewer System Refunding Bond		5.00	7-15-2037	1,000,000	1,153,430
Lehigh County PA General Purpose Authority CAB Allentown Project ¤		0.00	12-1-2030	2,000,000	1,370,100
McKeesport PA Municipal Authority (AGM Insured)		5.50	12-15-2027	2,405,000	2,656,106
Pennsylvania Commonwealth Financing Authority Series B		5.00	6-1-2026	1,000,000	1,089,990
Philadelphia PA Water & Wastewater Refunding Bond		5.00	10-1-2030	1,000,000	1,183,090
Philadelphia PA Water & Wastewater Refunding Bond Series A		5.00	10-1-2038	2,000,000	2,353,579
					9,806,295

Total Municipal Obligations (Cost $121,751,643)					128,328,351

		Yield		Shares
Short-Term Investments : 0.65%
Investment Companies : 0.65%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.39%		844,156	844,663

Total Short-Term Investments (Cost $844,519)					844,663

Total investments in securities (Cost $122,596,162)	99.00%				129,173,014
Other assets and liabilities, net	1.00				1,303,560

Total net assets	100.00%				$130,476,574

%% The security is issued on a when-issued basis.

ø    Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤ The security is issued in zero coupon form with no periodic interest payments.
(l) The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u) The rate represents the 7-day annualized yield at period end.
## All or a portion of this security is segregated for when-issued securities.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
National	National Public Finance Guarantee Corporation
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	610,062	22,515,654	22,281,560	844,156	$844,663	0.65%

Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$128,328,351	$0	$128,328,351
Short-term investments
Investment companies	844,663	0	0	844,663

Total assets	$844,663	$128,328,351	$0	$129,173,014

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.04%
Alabama : 0.43%
GO Revenue : 0.12%
Jefferson County AL Series C	4.90%	4-1-2021	$5,290,000	$5,290,000

Tax Revenue : 0.01%
Board of Education of Shelby County AL Public School Series 2016	4.00	2-1-2020	410,000	418,147

Utilities Revenue : 0.30%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	8,000,000	8,520,000
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	4,112,296
				12,632,296

				18,340,443

Alaska : 0.62%
Health Revenue : 0.52%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	22,000,000	22,160,820

Utilities Revenue : 0.04%
Alaska IDA Snettisham Hydroelectric Project	5.00	1-1-2021	1,400,000	1,452,584

Water & Sewer Revenue : 0.06%
North Slope Borough Alaska Service Area Water & Wastewater Facilities	5.25	6-30-2034	2,445,000	2,634,561

				26,247,965

Arizona : 2.29%
Education Revenue : 0.08%
Arizona Board of Regents Certificate of Participation Series A	5.00	6-1-2021	3,000,000	3,214,380
Cochise County AZ Community College District of Cochise County Series 2016A (Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	421,516
Cochise County AZ Community College District of Cochise County Series 2016A (Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	453,773
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.00	6-1-2034	312,000	346,825
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.13	6-1-2049	1,950,000	2,172,846
				6,609,340

GO Revenue : 0.05%
Maricopa County AZ Unified School District #89 Refunding Bond Series 2016 (Build America Mutual Assurance Company Insured)	2.00	7-1-2019	2,265,000	2,267,288

Health Revenue : 0.35%
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±	2.30	9-1-2048	9,000,000	9,002,610
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	6,000,000	6,043,380
				15,045,990

Industrial Development Revenue : 1.15%
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	32,085,000	32,579,751
Coconino County AZ Pollution Control Corporation Series A	1.80	9-1-2032	7,100,000	7,081,682
Phoenix AZ IDA Various Republic Services Incorporated Projects øø	2.30	12-1-2035	9,000,000	9,000,720
				48,662,153

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.37%
Navajo Nation AZ Refunding Bond Series A 144A	2.90%	12-1-2020	$5,965,000	$6,000,611
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	6,295,000	6,353,606
				12,354,217

Utilities Revenue : 0.29%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	2,500,000	2,583,600
Maricopa County AZ PCR Series A	2.40	6-1-2043	9,800,000	9,814,406
				12,398,006

				97,336,994

Arkansas : 0.12%
Housing Revenue : 0.12%
Arkansas Development Finance Authority Multifamily Housing Texarkana Rental Assistance Demonstration Convertible Bond Series A	2.10	6-1-2022	5,100,000	5,131,008

California : 4.15%
Education Revenue : 0.62%
California Infrastructure & Economic Development Bank Series A (SIFMA Municipal Swap +1.00%) ±	2.50	8-1-2037	26,185,000	26,304,404

GO Revenue : 1.17%
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	1.75	5-1-2033	26,000,000	25,954,500
California Series B (SIFMA Municipal Swap +0.38%) ±	1.88	12-1-2027	20,000,000	20,005,200
Oakland CA Unified School District Alameda County Election of 2012	5.00	8-1-2019	1,000,000	1,011,370
Palomar CA Pomerado Health CAB Election of 2004 Series A (National Insured) ¤	0.00	8-1-2019	2,215,000	2,201,821
San Ysidro CA School District (AGM Insured) ¤	0.00	8-1-2047	3,610,000	495,978
				49,668,869

Health Revenue : 0.15%
California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	5,755,000	5,714,370
Washington Township CA Health Care District Series B	5.00	7-1-2020	600,000	622,248
				6,336,618

Industrial Development Revenue : 0.08%
California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	3,505,000	3,612,148

Miscellaneous Revenue : 0.63%
California Infrastructure & Economic Development J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	2.07	10-1-2047	19,000,000	18,964,090
California Infrastructure & Economic Development J. Paul Getty Trust Series B2 (1 Month LIBOR +0.20%) ±	1.94	10-1-2047	8,000,000	7,997,360
				26,961,450

Tax Revenue : 0.05%
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	2,245,000	2,021,353

Transportation Revenue : 0.61%
Bay Area CA Toll Authority San Francisco Bay Area Series C-1 (SIFMA Municipal Swap +0.90%) ±	2.40	4-1-2045	25,500,000	25,873,320

2

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.84%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	1.87%	12-1-2035	$35,500,000	$35,497,515

				176,275,677

Colorado : 1.31%
GO Revenue : 0.26%
Dawson Ridge Metropolitan District # 1 CO ¤	0.00	10-1-2022	8,445,000	7,943,029
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2022	1,450,000	1,615,010
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,321,465
				10,879,504

Health Revenue : 0.88%
Colorado HCFR Catholic Health Initiatives Series C2 (1 Month LIBOR +1.25%) ±	2.94	10-1-2039	8,500,000	8,536,040
Colorado HCFR Catholic Health Initiatives Series C4 (1 Month LIBOR +1.25%) ±	2.94	10-1-2039	3,495,000	3,509,819
University of Colorado Hospital Authority Series 2017C-1	5.00	11-15-2038	23,630,000	25,425,171
				37,471,030

Housing Revenue : 0.14%
Colorado HSG Finance Authority Multifamily Housing Bonds South Range Crossings Project Series 2017	2.15	1-1-2038	6,000,000	6,011,100

Miscellaneous Revenue : 0.03%
Colorado Bridge Enterprise Central 70 Project	4.00	12-31-2023	1,285,000	1,386,618

				55,748,252

Connecticut : 1.82%
Education Revenue : 0.64%
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	25,000,000	25,251,750
Connecticut HEFAR Yale University Issue Series A-1 øø	1.00	7-1-2042	600,000	599,016
Connecticut Higher Education Supplemental Loan Authority Refunding Bond Chelsea Loan Program Series A	3.60	11-15-2023	1,265,000	1,325,935
				27,176,701

GO Revenue : 0.43%
Connecticut Refunding Bond Series B	4.00	5-15-2021	11,190,000	11,698,586
Hartford CT Series A (AGM Insured)	5.00	7-1-2019	700,000	705,404
New Haven CT Prerefunded Bond Series A (AGM Insured)	3.00	11-1-2019	80,000	80,662
New Haven CT Series A	5.25	8-1-2021	1,830,000	1,955,264
New Haven CT Unrefunded Balance Refunding Bond Series A (AGM Insured)	3.00	11-1-2019	3,325,000	3,347,510
West Haven CT Series A	3.00	11-1-2019	300,000	300,252
West Haven CT Series B	3.00	11-1-2019	210,000	210,176
				18,297,854

Health Revenue : 0.23%
Connecticut HEFAR Hartford Healthcare Series G (1 Month LIBOR +0.95%) ±	2.64	7-1-2049	10,000,000	10,019,200

Miscellaneous Revenue : 0.52%
Connecticut Refunding Bond (SIFMA Municipal Swap +1.10%) ±	2.60	5-15-2019	3,500,000	3,503,710
Connecticut Series A (SIFMA Municipal Swap +0.65%) ±	2.15	3-1-2020	8,385,000	8,412,838
Connecticut Series A (SIFMA Municipal Swap +1.10%) ±	2.60	4-15-2019	5,600,000	5,601,680

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Mohegan Tribe of Indians of Connecticut U.S. Department of Agriculture BAN	3.00%	6-14-2019	$4,466,000	$4,466,000
				21,984,228

				77,477,983

District of Columbia : 0.59%
Airport Revenue : 0.09%
Metropolitan Washington DC Airport Authority Series A	5.00	10-1-2024	3,450,000	3,817,149

Housing Revenue : 0.50%
District of Columbia HFA Multifamily Housing Liberty Place Apartments Project	2.13	6-1-2021	9,800,000	9,848,706
District of Columbia HFA Multifamily Housing Maplewood Courts Apartments Project	1.80	2-1-2020	11,310,000	11,309,774
				21,158,480

				24,975,629

Florida : 1.47%
Education Revenue : 0.21%
Florida Gulf Coast University Financing Corporation Housing Project Series A	5.00	8-1-2020	2,055,000	2,137,981
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2020	3,125,000	3,270,094
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2021	3,440,000	3,699,651
				9,107,726

Health Revenue : 0.42%
North Broward FL Hospital District Series B	5.00	1-1-2022	1,255,000	1,353,091
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,873,553
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,242,020
Palm Beach County FL HCFR ACTS Retirement Life Communities Series 2016	5.00	11-15-2021	3,515,000	3,767,342
Tampa FL BayCare Health System Prefunded Bond	5.00	11-15-2023	4,140,000	4,296,906
Tampa FL BayCare Health System Unrefunded Bond	5.00	11-15-2023	3,940,000	4,085,662
				17,618,574

Housing Revenue : 0.12%
Florida Housing Finance Corporation Logan Heights Apartments Series F	1.90	2-1-2020	5,280,000	5,276,462

Miscellaneous Revenue : 0.39%
Manatee County FL School Board Certificate of Participation Series A	5.00	7-1-2020	1,225,000	1,270,472
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,000,000	11,422,000
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2020	2,010,000	2,093,998
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2021	1,670,000	1,792,611
				16,579,081

Resource Recovery Revenue : 0.05%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,933,103

Tax Revenue : 0.20%
Florida Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	8,547,507

4

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.04%
Florida Mid-Bay Bridge Authority Series C	5.00%	10-1-2019	$675,000	$685,307
Florida Mid-Bay Bridge Authority Series C	5.00	10-1-2020	785,000	819,854
				1,505,161

Utilities Revenue : 0.04%
Jacksonville FL Electric Authority Bulk Power Supply System Scherer 4 Project Series A	3.00	10-1-2022	1,800,000	1,801,188

				62,368,802

Georgia : 3.82%
Education Revenue : 0.17%
Walesa GA Downtown Development Authority Reinhardt University Project	2.00	8-1-2019	7,000,000	6,998,670

Health Revenue : 0.54%
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.45	8-15-2035	23,000,000	23,012,880

Housing Revenue : 0.62%
Atlanta GA Urban Residential Finance Authority Multifamily Housing City Lights II Family Apartments Project	1.86	12-1-2020	11,500,000	11,502,070
Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	15,000,000	15,038,250
				26,540,320

Industrial Development Revenue : 0.38%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	16,000,000	15,957,600

Utilities Revenue : 2.11%
Bartow County GA Development Authority Georgia Power Company Bowen Project	2.05	9-1-2029	4,100,000	4,069,209
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.85	12-1-2049	17,300,000	17,284,949
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	2.40	1-1-2040	15,995,000	15,985,563
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	22,050,000	22,272,264
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	11,250,000	11,220,188
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	3-15-2021	2,600,000	2,741,414
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	6,120,000	6,600,114
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	2.40	1-1-2039	9,545,000	9,539,368
				89,713,069

				162,222,539

Guam : 0.01%
Airport Revenue : 0.01%
Guam International Airport Authority Series A	5.00	10-1-2019	450,000	455,747

Hawaii : 0.47%
GO Revenue : 0.30%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.82	9-1-2027	7,600,000	7,597,112
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.82	9-1-2028	5,000,000	4,998,100
				12,595,212

5

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.17%
Hawaii Housing Finance & Development Corporation Multifamily Housing Hale Kewalo Apartments Series A (GNMA Insured)	1.90%	1-1-2021	$7,160,000	$7,166,372

				19,761,584

Illinois : 11.14%
Airport Revenue : 0.86%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2022	6,100,000	6,563,173
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,614,600
Chicago IL O’Hare International Airport Customer Facility Series 2013	5.00	1-1-2020	890,000	910,755
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2023	5,000,000	5,435,550
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2024	1,550,000	1,682,401
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	14,915,149
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,515,198
				36,636,826

Education Revenue : 0.20%
University of Illinois Auxiliary Facilities CAB ¤	0.00	4-1-2019	7,110,000	7,110,000
University of Illinois Board of Trustees Certificate of Participation Series A	4.00	8-15-2019	1,900,000	1,915,352
Western Illinois University Auxiliary Facilities System	4.00	4-1-2020	1,480,000	1,474,420
				10,499,772

GO Revenue : 2.72%
Chicago IL Board Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2022	500,000	543,905
Chicago IL Board Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,217,740
Chicago IL Board of Education Series A (National Insured)	5.00	12-1-2019	895,000	908,658
Chicago IL Emergency Telephone System Refunding Bond (National Insured)	5.25	1-1-2020	3,765,000	3,855,737
Chicago IL Park District Harbor Facility Series C	5.00	1-1-2022	3,155,000	3,306,061
Chicago IL Park District Refunding Bond Series D	5.00	1-1-2020	1,290,000	1,316,097
Chicago IL Park District Refunding Bond Series D	5.00	1-1-2021	1,000,000	1,044,720
Chicago IL Park District Series A	4.50	1-1-2023	250,000	256,873
Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	2,610,000	2,688,744
Chicago IL Series C	5.00	1-1-2021	3,000,000	3,173,910
Chicago IL Series C	5.00	1-1-2022	15,845,000	16,744,838
Chicago IL Series C	5.00	1-1-2023	4,750,000	5,091,145
Cook County IL Refunding Bond Series 2016 A	5.00	11-15-2020	5,430,000	5,686,405
Cook County IL Series 2009D	5.00	11-15-2020	2,220,000	2,262,402
Cook County IL Series A	5.00	11-15-2019	2,275,000	2,318,612
Cook County IL Series C	5.00	11-15-2020	21,615,000	22,027,847
Illinois	4.00	2-1-2020	1,750,000	1,775,743
Illinois	5.00	2-1-2020	2,520,000	2,577,683
Illinois	5.00	11-1-2021	5,000,000	5,307,250
Illinois	5.00	4-1-2022	3,000,000	3,198,840
Illinois Refunding Bond	5.00	1-1-2020	13,515,000	13,793,409
Illinois Series A	5.00	4-1-2019	4,890,000	4,890,000
Kane County IL School District Series B	2.00	2-1-2021	880,000	883,150
Kane County IL School District Series C (AGC Insured)	5.00	6-1-2019	2,110,000	2,115,402
Kane, McHenry, Cook & Dekalb Counties IL Community Unit School District #300	4.25	1-1-2023	1,000,000	1,035,460
Kendall, Kane & Will Counties IL Community Unit School District #308 CAB (AGM Insured) ¤	0.00	2-1-2020	1,000,000	985,150
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (National Insured) ¤	0.00	1-1-2021	1,130,000	1,096,688

6

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Waukegan IL Series B (AGM Insured)	4.00%	12-30-2023	$500,000	$540,930
Will County IL Community High School District #210	5.00	1-1-2021	1,165,000	1,166,328
Will County IL Community School District #161	4.00	1-1-2024	2,000,000	2,160,980
Winnebago Boone County IL Community College District Rock Valley College Series A (AGM Insured)	5.00	1-1-2022	500,000	539,080
				115,509,787

Health Revenue : 2.36%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,000,000	2,000,580
Illinois Finance Authority Centigram Health System Project	5.00	9-1-2019	2,265,000	2,297,163
Illinois Finance Authority Friendship Village of Schaumburg	4.00	2-15-2020	1,230,000	1,223,727
Illinois Finance Authority Lifespace Communities Refunding Bond	4.00	5-15-2019	1,090,000	1,090,774
Illinois Finance Authority Northwestern Memorial Hospital Series A-1 (JPMorgan Chase & Company SPA) ø	1.50	8-15-2042	26,625,000	26,625,000
Illinois Finance Authority OSF Healthcare System Prerefunded Bond Series A	6.00	5-15-2039	14,630,000	15,337,653
Illinois Finance Authority Proven Health Series A	5.75	5-1-2019	3,000,000	3,010,170
Illinois Finance Authority Swedish Covenant Hospital Series A	6.00	8-15-2038	3,460,000	3,591,757
Illinois Finance Authority The Admiral at the Lake Project Series A	7.75	5-15-2030	2,015,000	2,150,247
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2040	20,755,000	22,193,322
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2046	17,295,000	18,493,544
Southwestern IL Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,950,000	2,207,225
				100,221,162

Housing Revenue : 0.59%
Chicago IL Multifamily Housing Mark Twain Apartments Project	2.20	6-1-2021	17,000,000	17,052,020
Illinois Housing Development Authority (SIFMA Municipal Swap +1.00%) (FNMA LOC, FNMA LIQ) ±	2.50	5-15-2050	7,500,000	7,536,450
Illinois Housing Development Authority (GNMA Insured)	5.00	8-1-2028	430,000	441,412
				25,029,882

Miscellaneous Revenue : 0.88%
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	3,260,000	3,335,469
Chicago IL Board of Education Series 2018C	5.00	12-1-2019	4,035,000	4,096,332
Illinois Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	9,501,171
Illinois Refunding Bond	5.00	2-1-2022	4,375,000	4,649,750
Illinois Refunding Bond	5.00	2-1-2023	6,040,000	6,478,202
Illinois Refunding Bond Series 2012 (AGM Insured)	5.00	8-1-2020	5,000,000	5,177,750
Illinois Series 2014	5.00	5-1-2021	2,000,000	2,100,180
				35,338,854

Tax Revenue : 3.20%
Build Illinois Bonds Junior Obligation Series C	5.00	6-15-2022	1,940,000	2,079,486
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2020	1,120,000	1,138,133
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2021	380,000	393,418
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2022	955,000	1,003,934
Chicago Il Transit Authority Sales Tax Receipts	5.25	12-1-2024	6,705,000	7,230,806
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	1,475,000	1,521,138
Huntley IL Special Service Area No 6 Special Tax Refunding Bond (Build America Mutual Assurance Company Insured)	2.20	3-1-2024	1,865,000	1,869,271
Illinois Refunding Bond	5.00	1-1-2021	1,760,000	1,834,078
Illinois Regional Transportation Authority Refunding Bond (AGM Insured)	5.75	6-1-2021	3,000,000	3,251,310
Illinois Sales Tax Revenue Junior Oblligation Series A	5.00	6-15-2023	5,825,000	6,337,425
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,475,976
Illinois Series 2013	5.00	6-15-2024	485,000	523,611
Illinois Series A	4.00	1-1-2020	12,265,000	12,427,389
Illinois Series A	4.00	1-1-2021	2,715,000	2,783,174

7

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A ø	1.68%	4-1-2046	$38,210,000	$38,210,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ) 144A ø	1.70	1-1-2048	10,000,000	10,000,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2021	920,000	856,198
Metropolitan Pier & Exposition Authority McCormick Place Project Callable Bond Series B	5.00	12-15-2022	1,260,000	1,263,931
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,476,770
Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2020	1,845,000	1,915,719
Regional Transportation Authority Illinois Series B-RMKT 1	1.85	6-1-2025	19,145,000	19,145,000
Sales Tax Securitization Corporation Series A	5.00	1-1-2024	10,200,000	11,382,792
				136,119,559

Tobacco Revenue : 0.31%
Illinois Railsplitter Tobacco Settlement Authority	5.00	6-1-2022	12,000,000	13,118,520

Water & Sewer Revenue : 0.02%
Chicago IL Second Lien	5.00	11-1-2020	740,000	774,832

				473,249,194

Indiana : 2.59%
Health Revenue : 1.06%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,112,840
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,446,848
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,494,130
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2021	1,000,000	1,082,840
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	911,776
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,164,140
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2021	1,020,000	1,086,708
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,135,432
Indiana Finance Authority Senior Living Series A	5.00	11-15-2022	500,000	539,990
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	548,720
Indiana Health & Educational Facility Financing Authority Series 2006B	1.75	11-15-2031	11,915,000	11,916,549
Indiana HFFA Ascension Health Series A1	2.80	11-1-2027	9,095,000	9,128,561
Indiana HFFA Ascension Health Series A7	2.00	10-1-2026	8,100,000	8,108,667
Indiana HFFA Ascension Health Subordinate Credit Group Series 2015 A4	1.50	10-1-2027	2,055,000	2,048,650
Indiana HFFA Ascension Health Subordinate Credit Group Series A-8	1.25	11-1-2027	1,285,000	1,277,598
				45,003,449

Housing Revenue : 0.27%
Evansville IN Multifamily Housing Series A	1.85	6-1-2020	7,400,000	7,400,296
Indianapolis IN Multifamily Housing Bethel Townhomes Project Series A	2.30	3-1-2021	3,795,000	3,810,028
				11,210,324

Miscellaneous Revenue : 0.05%
Indiana Bond Bank Special Program Series A	5.25	10-15-2021	2,000,000	2,157,180

Resource Recovery Revenue : 1.06%
Whiting IN BP Products North America Incorporated Project (SIFMA Municipal Swap +0.75%) ø	2.25	12-1-2044	45,000,000	45,022,950

8

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.15%
Warrick County IN Environment Import Vectra Energy Delivery of Indiana Incorporated	2.38%	9-1-2055	$6,550,000	$6,528,713

				109,922,616

Iowa : 0.23%
Education Revenue : 0.05%
Iowa Student Loan Liquidity Corporation Series 2011A-1	4.63	12-1-2019	2,265,000	2,294,626

Housing Revenue : 0.18%
Iowa Finance Authority SFMR Series D (1 Month LIBOR +0.35%) (GNMA/FNMA/FHLMC Insured) ±	2.10	7-1-2048	7,500,000	7,503,675

				9,798,301

Kansas : 0.24%
Miscellaneous Revenue : 0.24%
Kansas Development Finance Authority Series A	5.00	5-1-2019	10,305,000	10,333,236

Kentucky : 2.82%
Education Revenue : 0.00%
Kentucky Higher Education Student Loan Corporation Series A	3.75	6-1-2026	80,000	81,078

Health Revenue : 0.72%
Kentucky EDFA Catholic Health Initiative Series B1 (1 Month LIBOR +0.90%) ±	2.59	2-1-2046	10,720,000	10,723,002
Kentucky EDFA Catholic Health Initiative Series B2 (1 Month LIBOR +0.90%) ±	2.59	2-1-2046	11,220,000	11,223,142
Louisville & Jefferson Counties KY Catholic Health Initiatives Series A	5.00	12-1-2021	8,060,000	8,676,106
				30,622,250

Housing Revenue : 0.37%
Kentucky Housing Corporation Beecher Phase I Project	2.00	3-1-2022	5,500,000	5,511,495
Kentucky Housing Corporation Jefferson Green Apartments Project	2.20	9-1-2022	10,000,000	10,061,300
				15,572,795

Miscellaneous Revenue : 0.05%
Hopkins County KY Public Properties Corporation Judicial Center Project	3.63	6-1-2025	1,000,000	1,022,430
Pendleton County KY School District Finance Corporation	2.00	2-1-2021	1,200,000	1,206,012
				2,228,442

Utilities Revenue : 1.68%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	15,490,000	16,789,301
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	24,085,000	26,170,761
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	20,000,000	21,660,200
Louisville & Jefferson Counties KY Metro Government PCR Series A	2.20	2-1-2035	1,000,000	1,000,930
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	5,500,000	5,572,215
				71,193,407

				119,697,972

Louisiana : 1.65%
Housing Revenue : 0.07%
Louisiana Housing Corporation Pine Trace Homes I Project	2.40	5-1-2021	3,000,000	3,019,380

9

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 1.40%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Exxon Capital Ventures LIQ) ø	1.52%	8-1-2035	$29,740,000	$29,740,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	1.68	11-1-2040	30,000,000	30,000,000
				59,740,000

Tax Revenue : 0.08%
Louisiana Local Government Environmental Facilities & CDA Series 2015 (Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,196,744
Louisiana Regional Transit Authority CAB (National Insured) ¤	0.00	12-1-2021	2,360,000	2,096,648
				3,293,392

Utilities Revenue : 0.10%
Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	4,107,469

				70,160,241

Maryland : 2.03%
GO Revenue : 0.85%
Maryland State & Local Facilities Loan of 2015 Series A	5.00	3-1-2024	23,060,000	26,079,015
Montgomery County MD Consolidated Public Improvement Bond Series E (U.S. Bank NA SPA) ø	1.47	11-1-2037	10,000,000	10,000,000
				36,079,015

Health Revenue : 0.02%
Rockville MD Mayor and Council Economic Development Ingleside King Farm Project Series A-1	5.00	11-1-2020	850,000	880,966

Housing Revenue : 1.16%
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A%%	2.34	4-1-2021	7,500,000	7,498,350
Maryland CDA Department of Housing & Community Multifamily Development Lakeview Victoria Park Series H	3.00	11-1-2020	9,000,000	9,080,820
Maryland CDA Department of Housing & Community Multifamily Development Orchard Park Series F	2.52	8-1-2020	15,000,000	15,022,500
Maryland CDA Department of Housing & Community Multifamily Development Park Square Homes Series E	2.53	8-1-2020	7,500,000	7,512,225
Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	10,000,000	10,007,100
				49,120,995

				86,080,976

Massachusetts : 3.56%
Education Revenue : 0.28%
Massachusetts Educational Financing Authority AMT Issue J	5.00	7-1-2021	1,280,000	1,365,478
Massachusetts Educational Financing Authority AMT Issue K Series A	5.00	7-1-2022	1,000,000	1,093,220
Massachusetts Educational Financing Authority Series A	5.00	1-1-2020	3,000,000	3,069,480
Massachusetts Educational Financing Authority Series A	5.00	1-1-2022	4,115,000	4,444,653
Massachusetts Educational Financing Authority Series K	5.00	7-1-2019	2,000,000	2,016,140
				11,988,971

Health Revenue : 0.38%
Massachusetts Development Finance Agency Partners Healthcare System Issue Series S-3 (SIFMA Municipal Swap +0.50%) ±	2.00	7-1-2038	5,000,000	4,984,200
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap +0.42%) ±	1.92	7-1-2044	11,230,000	11,184,406
				16,168,606

10

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 1.16%
Massachusetts HFA Construction Loan Notes Series A	1.85%	6-1-2020	$5,750,000	$5,750,173
Massachusetts HFA Construction Loan Notes Series B	2.00	6-1-2019	2,105,000	2,105,316
Massachusetts HFA Construction Loan Notes Series B	2.05	12-1-2021	26,875,000	26,931,975
Massachusetts HFA Multifamily Conduit Van Brodie Mill Series A (TD Bank NA LOC)	2.00	7-1-2020	7,000,000	7,001,330
Massachusetts HFA Single Family Series 200 (1 Month LIBOR +0.38%) ±	2.12	12-1-2048	7,500,000	7,504,050
				49,292,844

Miscellaneous Revenue : 1.44%
Massachusetts Consolidated Loan Series D	1.05	8-1-2043	11,500,000	11,396,845
Massachusetts Consolidated Loan Subordinate Bond Series D-2	1.70	8-1-2043	24,550,000	24,494,026
Massachusetts RAN Series C	4.00	6-20-2019	25,000,000	25,134,000
				61,024,871

Transportation Revenue : 0.30%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	11,500,000	12,841,130

				151,316,422

Michigan : 2.85%
Airport Revenue : 0.47%
Wayne County MI Airport Authority Refunding Bond Series A	5.00	12-1-2019	19,405,000	19,818,909

Education Revenue : 0.02%
Western Michigan University Refunding Bond	5.00	11-15-2020	1,000,000	1,053,130

GO Revenue : 0.92%
Allendale MI Public School District Series A (Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	924,839
Birmingham MI City School District	5.00	11-1-2019	5,970,000	6,090,236
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	518,570
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,217,702
Chippewa Hills MI School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,597,999
Detroit MI Series 2018	5.00	4-1-2021	620,000	644,093
Flushing MI Community Schools School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,188,765
Forest Hills MI Public Schools	5.00	5-1-2019	1,375,000	1,378,809
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,052,846
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,088,027
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,141,096
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,264,265
Grand Ledge MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	2,777,793
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	515,984
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	379,472
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	534,930
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,609,366
Lake Orion MI Community School District 2015 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,331,324
Lake Orion MI Community School District 2015 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,606,560
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	915,000	917,489

11

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00%	5-1-2020	$1,390,000	$1,440,721
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,481,756
Rochester MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	902,493
South Lyon MI Community School District	4.00	5-1-2019	1,860,000	1,863,627
South Lyon MI Community School District	4.00	5-1-2020	1,425,000	1,462,250
Southgate MI Community School District (Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,002,790
Southgate MI Community School District (Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	518,680
Warren Woods MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,497,728
				38,950,210

Health Revenue : 0.19%
Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,620,073
Michigan Hospital Finance Authority Ascension Health Subordinate Credit Group Series 2005 A-4	1.63	11-1-2027	3,660,000	3,659,048
				8,279,121

Housing Revenue : 0.13%
Michigan Housing Development Authority Series A	1.80	4-1-2019	5,405,000	5,405,000

Miscellaneous Revenue : 0.39%
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,281,457
Michigan Finance Authority Unemployment Obligation Assessment Series B	5.00	1-1-2020	15,000,000	15,128,250
				16,409,707

Tax Revenue : 0.03%
Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	1,075,000	1,158,571

Water & Sewer Revenue : 0.70%
Detroit MI Sewage Disposal System Series A (AGM Insured)	5.25	7-1-2019	2,615,000	2,637,515
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (National Insured)	5.00	7-1-2019	7,000,000	7,057,750
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (National Insured)	5.00	7-1-2019	1,500,000	1,512,375
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (National Insured)	5.00	7-1-2020	1,800,000	1,874,538
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2019	2,500,000	2,520,625
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2020	3,835,000	3,993,807
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2021	3,095,000	3,306,636
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (National Insured)	5.00	7-1-2019	7,000,000	7,057,750
				29,960,996

				121,035,644

Minnesota : 0.77%
GO Revenue : 0.04%
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2023	815,000	758,895
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	921,194
				1,680,089

12

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.18%
Kanabec County MN Firstlight Health Kanabec Hospital	2.75%	12-1-2019	$7,000,000	$7,001,120
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (JPMorgan Chase & Company LOC) ø	1.48	11-15-2035	600,000	600,000
				7,601,120

Housing Revenue : 0.55%
Dakota County Community Development Agency Senior Multifamily Housing West St. Paul Apartments Project Series A	2.25	1-1-2022	6,285,000	6,315,922
Dakota County Community Development Agency Senior Multifamily Housing West St. Paul Apartments Project Series B	3.80	7-1-2022	6,325,000	6,349,225
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	1.93	1-1-2045	11,000,000	10,951,380
				23,616,527

				32,897,736

Mississippi : 1.07%
Housing Revenue : 0.64%
Mississippi Home Corporation Multifamily Housing Deville Manor Apartments Project	1.76	12-1-2020	5,500,000	5,500,000
Mississippi Home Corporation Multifamily Vicksburg Housing Authority Rad Project (GNMA/FNMA/FHLMC Insured)	1.91	12-1-2020	21,500,000	21,511,395
				27,011,395

Industrial Development Revenue : 0.27%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series A ø	1.52	12-1-2030	11,490,000	11,490,000

Utilities Revenue : 0.16%
Mississippi Business Finance Corporation Mississippi Power Company Project Series 2010	2.75	12-1-2040	6,750,000	6,793,470

				45,294,865

Missouri : 1.43%
GO Revenue : 0.16%
Kansas City MO Series A	5.00	2-1-2020	1,495,000	1,537,996
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00	4-1-2022	5,030,000	5,375,259
				6,913,255

Health Revenue : 0.08%
Kirkwood MO IDA Retirement Community Series A	8.25	5-15-2045	3,000,000	3,216,180

Industrial Development Revenue : 0.55%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power And Light Company Project	2.75	5-1-2038	23,400,000	23,392,278

Miscellaneous Revenue : 0.32%
Missouri Development Finance Board Kauffman Center For The Performing Arts Series A (PNC Bank NA SPA) ø	1.51	6-1-2037	13,650,000	13,650,000

13

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.05%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75%	5-1-2023	$1,950,000	$1,967,609

Utilities Revenue : 0.27%
Sikeston MO Electric System Refunding Bond	5.00	6-1-2019	11,625,000	11,683,474

				60,822,796

Nebraska : 0.14%
Housing Revenue : 0.12%
Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05	3-1-2020	5,000,000	5,003,000

Utilities Revenue : 0.02%
Nebraska Public Power Generation Agency Whelan Energy Center Unit 2 Series A	5.00	1-1-2020	1,000,000	1,024,300

				6,027,300

Nevada : 0.64%
Airport Revenue : 0.05%
Clark County NV Airport Jet Aviation Fuel Tax Series A	5.00	7-1-2019	1,000,000	1,007,620
Clark County NV Airport Jet Aviation Fuel Tax Series A	5.00	7-1-2020	1,000,000	1,037,750
				2,045,370

GO Revenue : 0.56%
Clark County NV School District Series B	5.00	6-15-2019	18,800,000	18,929,156
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,200,360
Clark County NV School District Series D	5.00	6-15-2021	2,395,000	2,566,937
				23,696,453

Industrial Development Revenue : 0.02%
Clark County NV PCR	1.88	6-1-2031	880,000	873,849

Utilities Revenue : 0.01%
Washoe County NV Sierra Pacific Power Series B	3.00	3-1-2036	520,000	535,418

				27,151,090

New Hampshire : 0.12%
Health Revenue : 0.06%
New Hampshire HEFA Catholic Medical Center	4.00	7-1-2019	2,635,000	2,647,569

Housing Revenue : 0.06%
New Hampshire HFA Multifamily Housing Series 1 (FHA Insured)	1.75	1-1-2020	2,455,000	2,456,964

				5,104,533

New Jersey : 6.65%
Education Revenue : 0.51%
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	1,000,000	1,090,430
New Jersey Higher Education Assistance Authority Series A1	5.00	12-1-2020	9,775,000	10,267,562
New Jersey Higher Education Series A	5.25	6-1-2021	10,000,000	10,055,900
				21,413,892

GO Revenue : 0.26%
Andover NJ Regional School District Refunding School Bond Series 2014 (Build America Mutual Assurance Company Insured)	3.00	2-15-2020	515,000	521,463

14

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
New Jersey TTFA Transit System Series A	5.75%	6-15-2020	$4,425,000	$4,543,944
Trenton City NJ Refunding Bond	4.00	7-15-2019	1,905,000	1,914,696
Trenton City NJ Refunding Bond	4.00	7-15-2020	1,685,000	1,714,808
Trenton City NJ Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,763,005
Winslow Township NJ Board of Education Refunding Bond	4.00	8-1-2019	525,000	529,232
				10,987,148

Housing Revenue : 2.22%
New Jersey Housing & Mortgage Finance Agency Multifamily Series A	2.00	11-1-2021	325,000	325,696
New Jersey Housing & Mortgage Finance Agency Multifamily Series B	1.25	5-1-2019	6,000,000	5,996,940
New Jersey Housing & Mortgage Finance Agency Multifamily Series B	1.65	5-1-2020	4,605,000	4,602,007
New Jersey Housing & Mortgage Finance Agency Multifamily Series B	2.00	5-1-2021	14,335,000	14,380,585
New Jersey Housing & Mortgage Finance Agency Multifamily Series C	2.41	10-1-2021	27,500,000	27,733,475
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.60	10-1-2021	5,930,000	5,975,483
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.70	4-1-2022	6,060,000	6,127,387
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.80	10-1-2022	5,655,000	5,733,491
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.90	4-1-2023	6,235,000	6,352,156
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.95	10-1-2023	5,840,000	5,970,057
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	3.10	4-1-2024	2,760,000	2,843,324
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	3.25	4-1-2025	3,140,000	3,249,084
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	5,000,000	5,040,500
				94,330,185

Miscellaneous Revenue : 1.86%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,302,070
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,902,465
New Jersey EDA School Facilities Construction Bonds Series DD-1	5.00	12-15-2019	1,000,000	1,022,290
New Jersey EDA School Facilities Construction Bonds Series K (National Insured)	5.25	12-15-2021	1,040,000	1,123,127
New Jersey EDA School Facilities Construction Notes Series NN	5.00	3-1-2022	405,000	435,262
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	5,020,000	5,278,078
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,489,900
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,402,760
New Jersey EDA Series XX	5.00	6-15-2022	7,500,000	8,112,375
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2021	2,490,000	2,665,595
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	28,365,740
New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B	5.00	9-15-2019	2,135,000	2,163,502
New Jersey School Facilities Construction Prerefunded Bond Series EE	5.00	9-1-2020	1,650,000	1,727,616
New Jersey TTFA Series A	5.00	12-15-2019	3,000,000	3,066,870
New Jersey TTFA Series A	5.00	6-15-2020	1,000,000	1,036,060
Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2020	2,170,000	2,226,897
Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2021	4,570,000	4,835,928
				79,156,535

15

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.05%
New Jersey Casino Reinvestment Development Authority	4.00%	11-1-2019	$1,425,000	$1,439,606
New Jersey EDA School Facilities Construction Unrefunded Bond Series EE	5.00	9-1-2020	610,000	635,809
				2,075,415

Tobacco Revenue : 0.06%
New Jersey EDA	4.00	6-15-2019	2,500,000	2,510,325

Transportation Revenue : 1.69%
New Jersey TTFA Series A	5.25	12-15-2020	33,465,000	35,298,882
New Jersey TTFA Series A1	5.00	6-15-2020	7,000,000	7,248,990
New Jersey TTFA Series A1	5.00	6-15-2021	5,000,000	5,305,300
New Jersey TTFA Series AA	5.00	6-15-2019	2,070,000	2,083,703
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	2.49	1-1-2030	21,820,000	22,010,052
				71,946,927

				282,420,427

New Mexico : 1.02%
Utilities Revenue : 1.02%
Farmington NM PCR Southern California Edison Company Four Corners Project Series 2011 (NON-AMT)	1.88	4-1-2029	5,000,000	4,965,050
Farmington NM PCR Southern California Edison Company Four Corners Project Series A	1.88	4-1-2029	4,950,000	4,915,400
Farmington NM PCR Southern California Edison Company Four Corners Project Series B	1.88	4-1-2029	12,000,000	11,916,120
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	2.42	11-1-2039	21,725,000	21,729,562
				43,526,132

New York : 6.93%
GO Revenue : 1.05%
Binghamton NY Various Purpose BAN Series B	3.00	4-19-2019	21,000,000	21,014,700
Nassau County NY Prerefunded Bond Series C	5.00	10-1-2020	3,020,000	3,072,759
Nassau County NY Series A	5.00	1-1-2020	4,000,000	4,101,120
Nassau County NY Series F	5.00	10-1-2020	1,780,000	1,811,097
Nassau County NY Unrefunded Bond Series C	5.00	10-1-2020	45,000	45,786
Oyster Bay NY Public Improvement	4.00	2-15-2020	1,000,000	1,015,570
Rockland County NY Public Improvement Series C (AGM Insured)	3.00	5-1-2020	1,390,000	1,411,198
Rockland County NY Refunding Bond (Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	637,743
Suffolk County NY Refunding Bond Series A	5.00	4-1-2019	1,385,000	1,385,000
Suffolk County NY TAN	5.00	7-24-2019	10,000,000	10,099,700
				44,594,673

Health Revenue : 0.14%
New York NY Health & Hospital Corporation Health System Series A	5.50	2-15-2020	5,755,000	5,772,610

Housing Revenue : 0.58%
New York HFA Affordable Housing Series L (GNMA/FNMA/FHLMC Insured)	1.65	5-1-2021	6,400,000	6,393,024
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	1.80	5-1-2020	1,200,000	1,201,260
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	5,000,000	5,014,900
New York NY Housing Development Corporation Sustainable Neighborhood Bonds Series I2B	2.00	5-1-2021	12,000,000	12,006,720
				24,615,904

16

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.98%
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016	5.00%	8-1-2019	$8,000,000	$8,069,840
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2024	30,130,000	33,790,494
				41,860,334

Miscellaneous Revenue : 0.14%
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2019	2,775,000	2,825,200
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2020	2,915,000	3,056,873
				5,882,073

Tax Revenue : 0.60%
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap +0.45%) ±	1.95	11-1-2026	6,980,000	6,965,272
New York NY Transitional Finance Authority (SIFMA Municipal Swap +0.80%) ±	2.30	11-1-2022	18,500,000	18,634,125
				25,599,397

Transportation Revenue : 2.70%
New York Metropolitan Transportation Authority Subordinate Bond Series A2 (SIFMA Municipal Swap +0.58%) ±	2.08	11-15-2039	2,000,000	1,998,940
New York Metropolitan Transportation Authority Subordinate Bond Series B4	5.00	11-15-2030	13,835,000	14,101,877
New York Metropolitan Transportation Authority Subordinate Bond Series C2	4.00	11-15-2033	8,330,000	8,566,322
New York Metropolitan Transportation Authority Subordinate Bond Series D-2 (SIFMA Municipal Swap +0.45%) ±	1.95	11-15-2044	22,545,000	22,417,395
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-1 (1 Month LIBOR +0.57%) (AGM Insured) ±	2.29	11-1-2032	7,500,000	7,512,675
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-2 (1 Month LIBOR +0.68%) (AGM Insured) ±	2.40	11-1-2032	20,000,000	20,099,600
New York Metropolitan Transportation Authority Subordinate Bond Series D-2B (1 Month LIBOR +0.30%) (AGM Insured) ±	2.02	11-1-2032	6,000,000	5,985,480
Niagara Falls NY Board Community Toll (National Insured)	6.25	10-1-2020	8,685,000	9,277,404
Triborough Bridge & Tunnel Authority New York Series B (United States SOFR Secured Overnight Financing Rate +0.43%) ±	2.04	1-1-2032	24,590,000	24,613,852
				114,573,545

Utilities Revenue : 0.48%
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.75%) ±	2.49	5-1-2033	20,550,000	20,591,306
Water & Sewer Revenue : 0.26%
New York Environmental Facilities Corporation Municipal Water Series A	5.00	6-15-2019	1,000,000	1,007,180
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2015 Subordinate Bond Series BB-1 (Bank of America NA SPA) ø	1.51	6-15-2049	10,000,000	10,000,000
				11,007,180

				294,497,022

North Carolina : 0.18%
Health Revenue : 0.18%
Charlotte Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	7,000,000	7,632,590

17

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 2.29%
GO Revenue : 0.01%
Springfield OH Refunding Bond (AGC Insured)	4.00%	12-1-2020	$440,000	$441,456
Health Revenue : 0.08%
Lake County OH Lake Hospital System Incorporated	5.00	8-15-2020	905,000	942,729
Warren County OH HCFR Otterbein Homes Series A	5.00	7-1-2019	2,215,000	2,231,878
				3,174,607

Housing Revenue : 0.55%
Cuyahoga OH Metropolitan Housing Authority Headquarters Project	1.75	3-1-2020	5,510,000	5,511,984
Lucas OH Metropolitan Housing Authority Certificate of Participation	2.25	11-1-2020	530,000	530,355
Lucas Plaza OH Housing Development Corporation Refunding Bond (FHA Insured) ¤	0.00	6-1-2024	15,800,000	14,227,900
Ohio HFA Cambridge Village Apartments Project (HUD Insured)	2.40	4-1-2021	3,200,000	3,217,888
				23,488,127

Miscellaneous Revenue : 0.06%
Ohio Portsmouth Bypass Project	5.00	12-31-2020	1,320,000	1,378,568
Ohio Portsmouth Bypass Project	5.00	12-31-2021	1,205,000	1,284,783
				2,663,351

Resource Recovery Revenue : 0.24%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	10,000,000	10,105,800

Utilities Revenue : 1.35%
American Municipal Power Ohio Incorporated Refunding Bond	2.30	2-15-2038	8,750,000	8,856,838
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Royal Bank of Canada SPA) ±	2.39	5-1-2038	48,500,000	48,508,245
				57,365,083

				97,238,424

Oklahoma : 0.74%
Airport Revenue : 0.13%
Tulsa OK Airports Improvement Trust Series 2013A (Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	718,526
Tulsa OK Airports Improvement Trust Series 2015A (Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,039,399
Tulsa OK Airports Improvement Trust Series 2015A (Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,710,000	1,767,884
				5,525,809

GO Revenue : 0.35%
Oklahoma County OK Independent School District #52 Series A	2.50	1-1-2021	3,535,000	3,586,505
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,660,846
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,281,248
Oklahoma County OK Independent School District #52 Series A	3.50	1-1-2020	2,840,000	2,879,220
Woodward County OK Independent School District #1 Board of Education	2.30	6-1-2020	1,435,000	1,439,908

				14,847,727

Health Revenue : 0.05%
Oklahoma City OK Industrial & Cultural Facilities Series B (National Insured) (m)(n)	3.20	6-1-2019	300,000	299,682
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2022	500,000	543,155

18

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00%	8-15-2023	$500,000	$553,405
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	675,066
				2,071,308

Miscellaneous Revenue : 0.20%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2020	750,000	786,998
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2021	945,000	1,017,746
Cleveland County OK Educational Facilities Authority Norman Public Schools Project	5.00	7-1-2019	2,000,000	2,016,500
Creek County OK Educational Facilities Authority Sapulpa Public School Project	5.00	9-1-2020	2,550,000	2,668,499
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2019	1,000,000	1,013,830
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2021	1,065,000	1,144,598
				8,648,171

Tax Revenue : 0.01%
Cleveland County OK Justice Authority Detention Facility Project	4.00	3-1-2020	500,000	500,845

				31,593,860

Other : 0.97%
Miscellaneous Revenue : 0.97%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) (Rabobank LOC) ±144A	2.55	12-31-2019	4,953,020	4,953,020
Branch Banking & Trust Municipal Investment Trust Various States Class D (SIFMA Municipal Swap +0.80%) (Rabobank LOC) ±144A	2.30	11-15-2019	12,690	12,690
FHLMC Multiclass Mortgage Participation Certificates Series M012 Class A1A øø	1.60	8-15-2051	1,000,000	988,280
FHLMC Multiclass Mortgage Participation Certificates Series M012 Class A1B1 øø	2.25	8-15-2051	18,500,000	18,656,140
FHLMC Multifamily Variable Rate Certificates Series M042 Class A (SIFMA Municipal Swap +0.25%) ø	1.75	9-15-2033	10,900,000	10,900,000
Public Housing Capital Fund Trust I (HUD Insured) 144A	4.50	7-1-2022	4,708,535	4,743,331
Public Housing Capital Fund Trust II (HUD Insured) 144A	4.50	7-1-2022	1,046,268	1,050,986
				41,304,447

Pennsylvania : 5.62%
Education Revenue : 0.27%
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap +0.58%) ±	2.08	11-1-2037	11,500,000	11,502,300

GO Revenue : 1.34%
Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,448,243
Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,427,155
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,529,395
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,109,890
Lackawanna County PA Riverside School District Project (Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,415,680
Lackawanna County PA Riverside School District Project (Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,498,126
Manheim Township PA School District Series A (1 Month LIBOR +0.47%) ±	2.16	5-1-2025	3,760,000	3,779,627

19

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Penn Hills PA School District (Build America Mutual Assurance Company Insured)	5.00%	11-15-2020	$825,000	$868,156
Penn Hills PA School District (Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,377,026
Philadelphia PA School District Series A	5.00	9-1-2022	1,000,000	1,098,430
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	910,320
Philadelphia PA School District Series C	5.00	9-1-2020	1,125,000	1,173,724
Philadelphia PA School District Series D	5.00	9-1-2020	1,500,000	1,564,965
Philadelphia PA School District Series D	5.00	9-1-2021	1,750,000	1,874,355
Philadelphia PA School District Series E (State Aid Withholding Insured)	5.00	9-1-2020	2,225,000	2,321,365
Philadelphia PA School District Series E	5.25	9-1-2023	7,000,000	7,295,400
Philadelphia PA School District Series F	5.00	9-1-2020	2,750,000	2,869,103
Philadelphia PA School District Series F	5.00	9-1-2021	3,580,000	3,834,395
Philadelphia PA Unrefunded Bond Series A (AGM Insured)	5.00	8-1-2019	3,420,000	3,428,447
Scranton PA 144A	5.00	9-1-2020	2,205,000	2,279,661
Scranton PA School District Series A	5.00	6-1-2021	680,000	716,380
Scranton PA School District Series A	5.00	6-1-2022	730,000	783,845
Scranton PA School District Series A	5.00	6-1-2023	835,000	911,820
Scranton PA School District Series B	5.00	6-1-2021	580,000	611,030
Scranton PA School District Series B (National Insured)	5.00	6-1-2022	870,000	935,546
Scranton PA School District Series B (National Insured)	5.00	6-1-2023	615,000	672,853
Scranton PA School District Series C	5.00	6-1-2020	585,000	603,293
Scranton PA School District Series C	5.00	6-1-2021	590,000	621,565
Warwick PA School District	4.00	2-15-2020	1,000,000	1,020,890
West Mifflin PA School District (AGM Insured)	5.00	10-1-2019	750,000	762,690
				56,743,375

Health Revenue : 0.84%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (3 Month LIBOR +0.72%) ±	2.55	2-1-2021	1,345,000	1,350,864
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,130,320
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,151,540
Franklin County PA IDA Menno-Haven Incorporated Project	4.00	12-1-2019	500,000	504,135
Franklin County PA IDA Menno-Haven Incorporated Project	5.00	12-1-2021	230,000	240,838
Montgomery County PA Higher Education & Health Authority Series 2018D ø	1.73	9-1-2050	12,000,000	12,000,000
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,187,603
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	2.22	9-1-2051	10,000,000	10,005,000
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A	5.00	1-15-2020	1,315,000	1,341,208
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2021	1,250,000	1,317,075
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,152,420
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	3,250,000	3,214,088
				35,595,091

Housing Revenue : 0.80%
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	20,970,000	21,031,652
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	9,000,000	9,763,110
Pittsburgh PA Urban RDA Crawford Square Apartments Project	2.25	12-1-2020	3,300,000	3,307,821
				34,102,583

Industrial Development Revenue : 0.55%
Lehigh County PA IDA Electric Utilities Corporation Series B	1.80	2-15-2027	2,500,000	2,473,200
Montgomery County PA IDA Exelon Generation Company LLC	2.50	10-1-2030	15,795,000	15,818,219
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	2,125,000	2,129,378
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2020	1,850,000	1,937,986
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2021	1,095,000	1,173,293
				23,532,076

20

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.40%
Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Bond Project (1 Month LIBOR +0.49%) ±	2.24%	1-1-2030	$4,980,000	$4,974,721
Delaware County PA Authority Neumann University	4.00	10-1-2021	2,005,000	2,066,072
Pennsylvania Certificate of Participation (AGM Insured)	2.00	11-1-2019	1,100,000	1,098,471
Pennsylvania Certificate of Participation (AGM Insured)	4.00	11-1-2019	1,005,000	1,015,251
Pennsylvania Public School Building Authority	5.00	4-1-2019	1,220,000	1,220,000
Philadelphia PA RDA Transformation Initiative Series B	5.00	4-15-2019	2,000,000	2,002,240
Philadelphia PA RDA Transformation Initiative Series B	5.00	4-15-2020	1,870,000	1,929,765
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	2,580,000	2,649,918
				16,956,438

Resource Recovery Revenue : 0.22%
Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	145,000	145,364
Pennsylvania EDFA Solid Waste Disposal Series A	1.70	8-1-2037	9,420,000	9,360,089
				9,505,453

Transportation Revenue : 0.79%
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.15%) ±	2.65	12-1-2019	18,150,000	18,174,321
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.77	12-1-2020	11,300,000	11,408,932
Pennsylvania Yurnpike Commission Series B (SIFMA Municipal Swap +0.70%) ±	2.20	12-1-2023	2,880,000	2,874,614
Reading PA Parking Authority CAB (National Insured) ¤	0.00	11-15-2019	1,000,000	984,670
				33,442,537

Utilities Revenue : 0.06%
Philadelphia PA Gas Works Series 1998 General Ordinance (AGM Insured)	5.00	7-1-2019	2,500,000	2,520,500

Water & Sewer Revenue : 0.35%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.39	9-1-2040	15,000,000	15,006,450

				238,906,803

Rhode Island : 0.33%
Education Revenue : 0.01%
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2019	450,000	459,270

Health Revenue : 0.08%
Rhode Island Health & Educational Building Corporation Tockwotton Home Series 2011	8.38	1-1-2046	3,000,000	3,347,610

Miscellaneous Revenue : 0.24%
Rhode Island & Providence Plantations Consol Capital Series A	5.00	8-1-2023	8,045,000	8,911,849
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A	5.00	5-15-2019	1,100,000	1,104,268
				10,016,117

				13,822,997

South Carolina : 0.32%
Health Revenue : 0.19%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	1.73	5-1-2048	8,000,000	8,000,000

Utilities Revenue : 0.13%
Piedmont SC Municipal Power Agency (National Insured)	5.38	1-1-2025	4,760,000	5,567,344

				13,567,344

21

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tennessee : 1.60%
Airport Revenue : 0.07%
Memphis-Shelby County TN Airport Authority Series A1	5.75%	7-1-2019	$1,500,000	$1,514,370
Memphis-Shelby County TN Airport Authority Series B	5.50	7-1-2019	1,505,000	1,518,500
				3,032,870

Health Revenue : 0.04%
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,790,720

Housing Revenue : 0.16%
Kingsport TN Housing & RDA Collateralized Multifamily Housing Series B	2.22	1-1-2022	6,700,000	6,739,932

Utilities Revenue : 1.33%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	7,500,000	8,092,275
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	45,840,000	48,484,051
				56,576,326

				68,139,848

Texas : 14.99%
Airport Revenue : 0.19%
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	559,935
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,587,385
Houston TX Airport System Refunding Bond Subordinate Lien Series A	5.00	7-1-2024	3,620,000	3,979,032
				8,126,352

Education Revenue : 0.53%
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2021	665,000	690,689
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2022	1,000,000	1,049,190
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,595,330
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,303,906
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) ±	3.80	4-1-2037	4,800,000	4,827,744
Texas A&M University System Permanent University Series A	5.00	7-1-2021	4,870,000	5,239,877
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,415,470
University of Texas Financing System Refunding Bond Series C	5.00	8-15-2022	3,000,000	3,335,190
				22,457,396

GO Revenue : 8.22%
Brownsville TX Independent School District Maintenance Tax Notes	4.00	8-15-2019	7,905,000	7,975,908
Clear Creek TX Independent School District Series B	3.00	2-15-2032	4,945,000	4,970,318
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	17,000,000	17,104,040
Dallas TX Unrefunded Balance Refunding Bond	5.00	2-15-2021	3,580,000	3,801,853
Eagle Mountain & Saginaw TX Independent School District	2.00	8-1-2050	12,150,000	12,162,515
El Paso County TX Hospital District Refunding Bond	5.00	8-15-2019	4,035,000	4,079,183
Fort Bend TX Independent School District Series C	1.35	8-1-2042	5,630,000	5,607,086
Fort Bend TX independent School District Series D	1.50	8-1-2042	10,770,000	10,674,901
Harris County TX Refunding Bond Series A	5.00	10-1-2021	10,000,000	10,172,200
Hays TX Consolidated Independent School District Building Bonds Series B	2.70	8-15-2042	7,370,000	7,551,449
Houston TX Independent School District	1.45	6-1-2029	8,385,000	8,345,507
Houston TX Independent School District Limited Tax Schoolhouse Series B	2.40	6-1-2036	5,000,000	5,059,600
Houston TX Independent School District Series A2	3.00	6-1-2039	1,700,000	1,703,706

22

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Houston TX Public Improvement Series A	5.00%	3-1-2020	$4,000,000	$4,123,960
Houston TX Public Improvement Series A	5.00	3-1-2021	4,000,000	4,256,080
Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,472,800
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,930,955
Hurst Euless Bedford TX Independent School District Prerefunded Bond	5.00	8-15-2022	2,140,000	2,239,018
Hutto TX Independent School District Series 2015	3.00	2-1-2055	23,425,000	23,836,109
Lake Travis TX Independant School District Prefunded Series B	2.63	2-15-2048	1,010,000	1,037,482
Lake Travis TX Independant School District Unrefunded Bond	2.63	2-15-2048	8,990,000	9,158,203
Leander TX Independant School District Unrefunded Bond ¤	0.00	8-15-2044	8,500,000	2,623,100
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	982,271
Mansfield TX Independent School District	2.50	8-1-2042	8,250,000	8,366,243
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,942,470
New Caney TX Independent School District Building Bonds	3.00	2-15-2050	1,100,000	1,128,930
North East TX Independent School District	2.00	8-1-2044	9,320,000	9,330,532
North East TX Independant School District	2.20	8-1-2049	4,800,000	4,864,560
North East TX Independent School District	2.38	8-1-2047	7,135,000	7,264,572
Northside TX Independent School Building Project District Series A	2.00	6-1-2039	4,010,000	4,011,965
Northside TX Independent School District Building Bonds Series 2018	2.75	8-1-2048	18,975,000	19,660,187
Northside TX Independent School District Building Project	1.75	6-1-2032	6,395,000	6,357,781
Northside TX Independent School District Building Project	2.00	8-1-2044	21,330,000	21,351,330
Northside TX Independent School District Building Project	2.00	6-1-2046	8,600,000	8,615,308
Pflugerville TX Independent School District Prerefunded Bond School Building Series 2017	2.00	8-15-2039	7,665,000	7,678,107
Pflugerville TX Independent School District Prerefunded Bond School Building Series A	2.00	8-15-2039	4,830,000	4,838,259
Spring Branch TX Independent School District	3.00	6-15-2041	650,000	651,911
Texas Anticipation Notes Series 2018	4.00	8-29-2019	50,000,000	50,493,500
Texas Northside Independent School District	1.45	6-1-2047	4,000,000	3,988,480
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap +0.30%) ±	1.80	10-1-2041	24,500,000	24,433,850
Tomball TX Independent School District Series B2	2.13	2-15-2039	6,500,000	6,544,330
				349,390,559

Health Revenue : 0.25%
Tarrant County TX Cultural Education Facilities Finance Corporation Methodist Hospitals of Dallas Series B (TD Bank NA LOC) ø	1.51	10-1-2041	7,000,000	7,000,000
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	9-1-2019	655,000	663,921
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	9-1-2020	920,000	962,486
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	11-15-2020	1,045,000	1,063,486
Travis County TX Health Facilities Development Corporation Longhorn Village Project Series A	7.13	1-1-2046	845,000	924,016
				10,613,909

Housing Revenue : 2.00%
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	20,000,000	20,254,000
Austin TX Affordable PFC Incorporated Multifamily Housing Bridge Cameron Apartments	1.86	12-1-2021	25,000,000	25,013,500
Bexar County TX Housing Finance Corporation Medio Springs Apartments Project	2.00	11-1-2020	26,500,000	26,534,715
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Project Series A	3.25	8-1-2019	13,000,000	12,995,060
				84,797,275

Industrial Development Revenue : 0.73%
Gulf Coast TX IDA ExxonMobil Project Series 2012 ø	1.44	11-1-2041	30,970,000	30,970,000

Resource Recovery Revenue : 0.51%
Mission TX Economic Development Corporation Waste Management Project	2.50	8-1-2020	11,000,000	11,017,600
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	1.65	4-1-2040	1,550,000	1,550,000

23

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue (continued)
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.65%	4-1-2040	$3,280,000	$3,280,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.60	4-1-2040	6,000,000	6,000,000
				21,847,600

Transportation Revenue : 0.67%
Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	310,000	321,473
Central Texas Regional Mobility Authority Subordinate Lien Bond	4.00	1-1-2022	6,000,000	6,255,780
North Texas Tollway Authority Series A	5.00	1-1-2020	1,050,000	1,076,387
North Texas Tollway Authority Series A	5.00	1-1-2021	1,860,000	1,967,824
North Texas Tollway Authority Special Projects System Series A	6.00	9-1-2041	3,500,000	3,864,035
North Texas Tollway Authority Special Projects System Series D	5.00	9-1-2024	1,790,000	1,933,970
North Texas Tollway Authority Special Projects System Series D	5.00	9-1-2028	4,335,000	4,683,664
North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2025	3,840,000	4,171,469
North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2026	3,980,000	4,323,554
				28,598,156

Utilities Revenue : 1.45%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,158,700
San Antonio TX Junior Lien Series D	3.00	12-1-2045	12,325,000	12,580,497
San Antonio TX Series A	2.25	2-1-2033	24,550,000	24,635,189
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2019	7,000,000	7,143,640
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	2.05	9-15-2027	11,135,000	10,949,380
				61,467,406

Water & Sewer Revenue : 0.44%
San Antonio TX Water System Junior Lien Series A	2.63	5-1-2049	12,250,000	12,648,615
San Antonio TX Water System Junior Lien Series B	2.00	5-1-2044	5,605,000	5,625,122
Walnut Creek TX Special Utility District (Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	509,200
				18,782,937

				637,051,590

Utah : 0.18%
Airport Revenue : 0.18%
Salt Lake City UT International Airport Series A	5.00	7-1-2023	2,500,000	2,813,175
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,296,500
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,691,207
				7,800,882

Virginia : 1.89%
Health Revenue : 0.05%
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	3.00	1-1-2020	450,000	451,913
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2021	440,000	450,745
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2022	525,000	542,656
Washington County VA IDA Mountain States Health Alliance Series C	7.25	7-1-2019	690,000	699,536
				2,144,850

Housing Revenue : 0.58%
Fairfax County VA Redevelopment & Housing Authority Parkwood Project	2.21	2-1-2021	15,000,000	15,061,800
Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A	1.82	11-1-2020	9,500,000	9,500,475
				24,562,275

24

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.07%
Franklin County VA IDA BAN	3.00%	10-15-2023	$3,000,000	$3,051,270

Tax Revenue : 0.10%
Greater Richmond VA Convention Center Authority	5.00	6-15-2019	1,250,000	1,258,525
Greater Richmond VA Convention Center Authority	5.00	6-15-2020	1,000,000	1,040,320
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	680,000	483,514
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	1,423,146
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	187,225
				4,392,730

Transportation Revenue : 0.04%
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00	5-15-2023	1,500,000	1,703,205

Utilities Revenue : 1.05%
Halifax County VA IDA	2.15	12-1-2041	44,450,000	44,585,573

				80,439,903

Washington : 3.61%
Airport Revenue : 0.26%
Metropolitan Washington Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,722,105
Port of Seattle WA Refunding Bond Series B	5.00	8-1-2023	4,155,000	4,558,741
				11,280,846

Education Revenue : 0.52%
University of Washington Series A	5.00	5-1-2048	20,500,000	22,187,560

GO Revenue : 0.13%
Washington Series A	5.00	8-1-2022	4,800,000	5,333,712

Health Revenue : 0.48%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.50	1-1-2035	8,650,000	8,669,290
Washington Health Care Facilities Authority Catholic Health Initiatives Series A	5.00	2-1-2023	1,025,000	1,081,478
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.77	1-1-2042	9,500,000	9,605,260
Washington Health Care Facilities Authority Series 2015	5.00	7-1-2020	850,000	879,385
				20,235,413

Housing Revenue : 0.57%
Washington Housing Finance Commission Multifamily Housing Sanford Hildebrandt Towers Project	2.25	7-1-2021	16,900,000	16,995,654
Washington Housing Finance Commission Multifamily Housing Series A	1.80	7-1-2020	7,350,000	7,349,265
				24,344,919

Tax Revenue : 0.41%
Central Puget Sound WA Regional Transit Authority Sales Series S2B (SIFMA Municipal Swap +0.45%) ±	1.95	11-1-2045	17,250,000	17,255,865

25

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.84%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap +0.29%) ±	1.79%	5-1-2045	$12,635,000	$12,597,853
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	1.99	11-1-2046	23,190,000	23,189,072
				35,786,925

Water & Sewer Revenue : 0.40%
King County WA Junior Lien Series 2011	2.45	1-1-2042	17,000,000	17,095,200

				153,520,440

West Virginia : 0.26%
Resource Recovery Revenue : 0.06%
West Virginia EDA PCR Appalachian Power Company Series D	3.25	5-1-2019	2,745,000	2,747,278

Utilities Revenue : 0.20%
West Virginia Economic Development Authority Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	8,300,000	8,376,028

				11,123,306

Wisconsin : 1.91%
Airport Revenue : 0.24%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	9,745,000	10,234,881

Education Revenue : 0.13%
Wisconsin PFA Guilford College	5.00	1-1-2021	650,000	672,744
Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	657,900
Wisconsin PFA Loan Anticipation Notes Lake Oconee Academy Foundation Incorporated Project	2.30	10-1-2019	4,000,000	3,993,320
				5,323,964

Health Revenue : 0.46%
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	2.15	8-15-2054	4,200,000	4,203,990
Wisconsin HEFA Ascension Health Alliance Series B	4.00	11-15-2043	13,000,000	13,050,700
Wisconsin HEFA Benevolent Corporation Cedar Community	5.00	6-1-2019	635,000	637,419
Wisconsin HEFA Benevolent Corporation Cedar Community	5.00	6-1-2020	880,000	902,290
Wisconsin HEFA Mercy Alliance Incorporated Project Series A	5.00	6-1-2019	510,000	512,499
Wisconsin HEFA Vernon Memorial Healthcare Incorporated	5.00	3-1-2020	375,000	381,941
				19,688,839

Housing Revenue : 0.14%
Wisconsin Housing & Economic Development Authority Series B (NEW, FHLB SPA) ø	1.49	3-1-2043	6,000,000	6,000,000

Miscellaneous Revenue : 0.77%
Waukesha County WI Anticipation Notes Series C	3.00	5-1-2022	3,035,000	3,038,496
Waukesha County WI Series B	3.00	5-1-2021	11,890,000	11,903,317
Wisconsin State Refunding Bond Series A	5.00	5-1-2022	8,040,000	8,869,808
Wisconsin State Refunding Bond Series A	5.00	5-1-2023	8,015,000	9,081,316
				32,892,937

Resource Recovery Revenue : 0.17%
Wisconsin PFA Series A-2	2.35	10-1-2025	7,000,000	7,000,630

				81,141,251

26

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wyoming : 0.17%
Industrial Development Revenue : 0.17%
Sweetwater County WY Pacificorp Project ø		1.59%	11-1-2024	$7,000,000	$7,000,000

Total Municipal Obligations (Cost $4,146,535,583)					4,165,962,811

Mutual Funds : 0.67%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144Aøø§		1.80	10-1-2047	20,400,000	20,400,000
Nuveen Massachusetts AMT-Free Municipal Income Fund 144Aøø§		1.85	3-1-2029	3,000,000	3,000,000
Nuveen Massachusetts Dividend Advantage Municipal Income Fund 144Aøø§		1.85	3-1-2029	5,000,000	5,000,000
Total Mutual Funds (Cost $28,400,000)					28,400,000

		Yield		Shares
Short-Term Investments : 0.67%
Investment Companies : 0.67%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.39		28,631,555	28,648,734

Total Short-Term Investments (Cost $28,643,008)					28,648,734

Total investments in securities (Cost $4,203,578,591)	99.38%				4,223,011,545
Other assets and liabilities, net	0.62				26,384,120

Total net assets	100.00%				$4,249,395,665

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration

27

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

28

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	11,091,809	947,592,648	930,052,902	28,631,555	$28,648,734	0.67%

Wells Fargo Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$4,165,962,811	$0	4,165,962,811
Mutual Funds	0	28,400,000	0	28,400,000
Short-term investments
Investment companies	28,648,734	0	0	28,648,734

Total assets	$28,648,734	$4,194,362,811	$0	$4,223,011,545

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.80%
Alabama : 1.35%
GO Revenue : 0.05%
Jefferson County AL Series A	4.90%	4-1-2021	$1,060,000	$1,059,978

Health Revenue : 0.23%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85	11-15-2046	5,250,000	5,218,290

Utilities Revenue : 1.07%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,130,000
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	16,505,000	17,747,992
Southeast Alabama Gas Supply District Series A	4.00	4-1-2049	4,410,000	4,709,351
				24,587,343

				30,865,611

Alaska : 0.66%
Health Revenue : 0.26%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	6,000,000	6,043,860

Industrial Development Revenue : 0.19%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	4,000,000	4,217,680

Utilities Revenue : 0.21%
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2022	1,735,000	1,833,288
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	2,835,000	3,043,798
				4,877,086

				15,138,626

Arizona : 2.32%
Education Revenue : 0.65%
Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,210,000	1,232,179
Maricopa County AZ IDA Educational Horizon Community Learning Center Project	2.63	7-1-2021	1,605,000	1,578,598
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	1,550,000	1,546,001
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	450,000	472,064
Phoenix AZ IDA Legacy Traditional School Project Series 2015 144A	3.00	7-1-2020	570,000	567,150
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	1,255,000	1,300,268
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2020	530,000	542,916
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2021	1,300,000	1,356,134
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	1,355,000	1,426,056
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	993,254
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	2,950,000	2,974,249
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	955,000	983,173
				14,972,042

GO Revenue : 0.11%
Verrado AZ Community Facilities District #1 Series A 144A	4.25	7-15-2019	1,320,000	1,323,934
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2020	700,000	712,789
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2021	500,000	513,875
				2,550,598

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 1.01%
Arizona Health Facilities Authority Catholic West Series B (Barclays Bank LOC) ø	1.50%	7-1-2035	$9,260,000	$9,260,000
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,161,979
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,254,075
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,205,000	3,211,955
Phoenix AZ IDA Mayo Clinic Series 2014-A (Bank of America NA SPA) ø	1.46	11-15-2052	6,350,000	6,350,000
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	1,810,000	1,823,086
				23,061,095

Miscellaneous Revenue : 0.55%
Navajo Nation AZ Series A 144A	4.00	12-1-2022	6,345,000	6,566,758
Navajo Nation AZ Series A 144A	5.00	12-1-2025	4,110,000	4,511,095
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	1,573,000	1,587,645
				12,665,498

				53,249,233

Arkansas : 0.21%
Health Revenue : 0.21%
Boone County AR Hospital Construction Series 2006 (Bank of Oklahoma Financial NA LOC) ø	3.00	5-1-2037	4,700,000	4,700,000

California : 1.80%
Education Revenue : 0.05%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	890,000	909,731
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	261,513
				1,171,244

GO Revenue : 0.02%
Delhi CA Unified School District CAB (Ambac Insured) ¤	0.00	8-1-2019	475,000	472,597

Health Revenue : 0.44%
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	1.85	7-1-2041	8,700,000	8,700,000
Palomar CA Health Refunding Bond Series 2016	4.00	11-1-2019	1,250,000	1,262,313
				9,962,313

Industrial Development Revenue : 0.16%
California PCFA AMT Calplant I Project 144A	7.50	7-1-2032	3,500,000	3,659,320

Miscellaneous Revenue : 0.20%
Compton CA PFA Lease 144A	4.00	9-1-2022	4,440,000	4,519,787

Transportation Revenue : 0.51%
California Bay Area Toll Authority Toll Bridge Series E-3 (SIFMA Municipal Swap +0.70%) ±	2.20	4-1-2047	11,750,000	11,750,000

2

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.42%
California Tender Option Bond Trust Receipts/Certificates for Semitropic Improvement District Water Storage Series A (JPMorgan Chase & Company LIQ) 144Aø	1.65%	12-1-2019	$9,595,000	$9,595,000

				41,130,261

Colorado : 1.60%
Education Revenue : 0.51%
Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	2,260,000	2,244,157
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	1,445,000	1,599,427
Colorado ECFA Vanguard School Project	4.00	6-15-2021	250,000	260,630
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	545,014
Colorado ECFA Windsor Charter Academy 144A	3.88	9-1-2026	1,140,000	1,118,739
Colorado School of Mines Institutional Enterprise Refunding Bonds Series 2018A (1 Month LIBOR +0.50%) ±	2.17	2-1-2023	5,915,000	5,920,560
				11,688,527

GO Revenue : 0.08%
Centennial CO Southglenn Metropolitan District	3.00	12-1-2021	668,000	662,242
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,178,690
				1,840,932

Health Revenue : 0.85%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2009A	5.50	7-1-2034	10,000,000	10,096,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.00	2-1-2022	3,415,000	3,606,377
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.25	2-1-2031	5,150,000	5,423,105
Colorado Health Facilities Authority Christian Living Neighborhoods Project	4.00	1-1-2020	450,000	455,153
				19,580,635

Tax Revenue : 0.16%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2021	1,440,000	1,518,826
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	2,073,608
				3,592,434

				36,702,528

Connecticut : 2.69%
Education Revenue : 0.44%
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	7,000,000	7,070,490
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	3,000,000	2,997,390
				10,067,880

GO Revenue : 0.43%
Connecticut Series D (SIFMA Municipal Swap +0.92%) ±	2.42	9-15-2019	3,345,000	3,354,098
Hamden CT Refunding Bond	5.00	8-15-2019	1,835,000	1,858,121
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,821,056
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,776,550
				9,809,825

Health Revenue : 0.02%
Connecticut HEFA Bridgeport Hospital Series D	5.00	7-1-2020	500,000	521,915

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.12%
Connecticut Series A (SIFMA Municipal Swap +0.75%) ±	2.25%	3-1-2021	$2,700,000	$2,712,798

Tax Revenue : 1.68%
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	10-1-2030	3,000,000	3,559,530
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	10-1-2031	9,000,000	10,603,530
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	10-1-2032	5,000,000	5,859,150
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	16,280,000	18,479,102
				38,501,312

				61,613,730

Delaware : 0.09%
Education Revenue : 0.09%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	1,960,000	2,073,856

District of Columbia : 0.26%
Housing Revenue : 0.26%
District of Columbia HFA Hilltop Apartments Project Series 2017	1.94	1-1-2021	5,850,000	5,856,084

Florida : 0.95%
Education Revenue : 0.10%
Capital Trust Agency Educational Facilities Renaissance Charter School Projects Series 2017A 144A	4.38	6-15-2027	1,355,000	1,339,756
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	900,000	923,418
				2,263,174

Health Revenue : 0.28%
Lakeland FL Hospital System Lakeland Regional Health System	5.00	11-15-2022	4,495,000	4,852,308
Sarasota County FL Health Facilities Authority Village on the Isle Project	4.00	1-1-2020	1,485,000	1,498,142
				6,350,450

Housing Revenue : 0.23%
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2020	1,210,000	1,247,413
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2021	1,265,000	1,335,967
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,432,802
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,315,307
				5,331,489

Miscellaneous Revenue : 0.14%
Florida Village Community Development District #10 Special Assignment	5.13	5-1-2024	2,275,000	2,421,055
Wildwood FL Village Community Development District #12 Series 2016	2.88	5-1-2021	665,000	668,112
				3,089,167

Resource Recovery Revenue : 0.16%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	3,500,000	3,636,710

4

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.04%
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	1.70%	2-1-2020	$1,000,000	$1,000,000

				21,670,990

Georgia : 3.54%
Education Revenue : 0.06%
Georgia Private Colleges & Universities Authority	5.00	10-1-2019	1,325,000	1,344,570

Health Revenue : 0.92%
Gainesville & Hall Counties GA Development Authority Senior Living Facilities Lanier Village Series B (AGC Insured, TD Bank NA SPA) ø	1.60	11-15-2033	15,000,000	15,000,000
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.45	8-15-2035	6,000,000	6,003,360
				21,003,360

Transportation Revenue : 0.08%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A ¤144A	0.00	6-1-2024	2,500,000	1,861,550

Utilities Revenue : 2.48%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012	1.85	12-1-2049	3,000,000	2,997,390
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	3,063,780
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	14,955,000	15,105,746
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	8,875,000	8,851,481
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	14,485,000	15,621,348
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,640,000	2,841,670
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	2.42	4-1-2048	4,700,000	4,663,763
Monroe County GA Development Authority Pollution Control Gulf Power Company Plant Scherer Project	1.40	6-1-2049	3,750,000	3,738,450
				56,883,628

				81,093,108

Guam : 0.05%
Water & Sewer Revenue : 0.05%
Guam Government Waterworks Authority Water & Wastewater System Series 2014A	5.00	7-1-2020	1,000,000	1,032,560

Hawaii : 0.43%
Health Revenue : 0.43%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	1.95	7-1-2039	9,820,000	9,820,000

Illinois : 17.85%
Airport Revenue : 2.02%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2026	7,000,000	7,840,350
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	4,925,000	5,450,793
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2027	3,925,000	4,392,978

5

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Chicago IL O’Hare International Airport 3rd Lien Series D (Barclays Bank plc LOC) ø	1.48%	1-1-2035	$2,000,000	$2,000,000
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,501,380
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C	5.00	1-1-2022	695,000	753,394
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D	5.00	1-1-2021	500,000	528,810
Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,975,866
Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,000,000	11,436,000
Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	1,700,000	1,964,911
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,508,693
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,882,616
				46,235,791

GO Revenue : 6.11%
Bensenville IL Series B (AGM Insured)	5.00	12-30-2025	435,000	467,921
Chicago IL Board of Education Series 2012-001 (Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.95	3-1-2034	5,000,000	5,000,000
Chicago IL Board of Education Series 2013-001 (Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.95	12-1-2030	10,000,000	10,000,000
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,383,280
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	7,720,000	5,915,759
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2024	9,800,000	8,482,586
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	426,484
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	800,000	867,800
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	606,353
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	699,681
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,066,210
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,084,750
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	452,119
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,753,915
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,274,581
Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,675,000	4,984,532
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,337,616
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,425,873
Chicago IL Series C	5.00	1-1-2021	1,000,000	1,057,970
Chicago IL Series C	5.00	1-1-2022	2,250,000	2,377,778
Chicago IL Series C	5.00	1-1-2023	2,500,000	2,679,550
Chicago IL Series G (Ambac Insured)	5.00	12-1-2024	910,000	913,394
Cook County IL Refunding Bonds Series 2010 G	5.00	11-15-2026	1,000,000	1,041,610
Cook County IL School District #123 Oak Lawn CAB (National Insured) ¤	0.00	12-1-2021	1,090,000	1,028,382
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,095,885
Cook County IL School District #227 Rich Township Refunding School Bonds Series 2015	3.00	12-1-2024	965,000	987,658
Cook County IL Series A	5.00	11-15-2021	2,250,000	2,417,783
Cook County IL Series A	5.25	11-15-2022	11,040,000	11,635,752
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	455,000	415,738
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Unrefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	5,175,000	4,572,527
Decatur IL Macon County General Obligation Refunding Bonds Series 2013	5.00	3-1-2024	1,405,000	1,536,747
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25	1-1-2026	715,000	755,462
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25	1-1-2027	1,495,000	1,577,554
Grundy, Kendall & Will Counties IL Community School District Number 201 Series 2010B	5.25	10-15-2026	2,000,000	2,035,980
Illinois Series A	5.00	4-1-2023	3,500,000	3,764,005
Illinois State Series 2012	5.00	3-1-2028	6,000,000	6,224,580

6

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00%	1-1-2028	$1,555,000	$1,744,663
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,136,612
Kane, Cook & DuPage Counties IL School District #46 Elgin Unrefunded Bond Balance Series 2012B	4.50	1-1-2025	4,295,000	4,552,528
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	510,000	494,965
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	595,000	573,098
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2020	1,000,000	1,050,980
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2021	1,015,000	1,088,669
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2022	1,065,000	1,168,933
Romeoville IL Series B (AGC Insured) ¤	0.00	12-30-2023	3,410,000	2,669,723
Romeoville IL Series B (AGC Insured) ¤	0.00	12-30-2024	2,840,000	2,101,174
Will County IL Lincoln-Way Community High School District #210	4.00	1-1-2022	1,630,000	1,630,571
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2021	2,185,000	2,086,478
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	14,385,000	12,090,593
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2026	8,295,000	6,720,194
Will County IL School District #114 Manhattan CAB Series C (National Insured) ¤	0.00	12-1-2021	1,055,000	986,235
Winnebago & Boone Counties IL School District #205 Series A ¤	0.00	2-1-2021	1,305,000	1,250,829
Winnebago & Boone Counties IL School District #205 Series B ¤	0.00	2-1-2021	3,400,000	3,258,866
				139,952,926

Health Revenue : 0.25%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Bonds Series A	5.00	11-15-2027	1,000,000	1,078,960
Illinois Finance Authority Friendship Village of Schaumburg Series 2017	5.00	2-15-2021	2,555,000	2,569,334
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	380,000	380,684
Illinois State Finance Authority Revenue Bonds Series 2014	5.00	8-1-2038	1,520,000	1,686,607
				5,715,585

Housing Revenue : 0.04%
Housing Development Authority IL Homeowner Mortgage 2016 Series C	2.90	8-1-2031	1,000,000	998,240

Miscellaneous Revenue : 1.26%
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (AGM Insured)	5.25	6-1-2024	4,450,000	4,737,693
Illinois Refunding Bonds Series 2012 (AGM Insured)	5.00	8-1-2020	5,050,000	5,229,528
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	7,000,000	7,682,360
Illinois State Series 2012	5.00	8-1-2021	5,620,000	5,933,540
Illinois State Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,353,920
				28,937,041

Tax Revenue : 6.87%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2021	1,450,000	1,501,200
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	1,810,000	1,902,744
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,555,664
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	2,475,000	2,668,520
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	1,000,000	1,065,930
Chicago IL Series A	5.00	1-1-2029	5,000,000	5,126,800

7

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00%	6-1-2022	$1,635,000	$1,784,603
Chicago IL Transit Authority Sales Tax Receipts Series 2011	5.25	12-1-2036	17,415,000	18,372,303
Chicago lL Series A	5.00	1-1-2022	3,000,000	3,076,080
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	11,568,313
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2024	515,000	591,261
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2025	8,165,000	9,511,409
Illinois Sales Tax Series of June 2013	5.00	6-15-2026	8,200,000	8,809,178
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2022	3,395,000	3,564,886
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2023	3,220,000	3,427,497
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2024	4,130,000	4,439,213
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,411,098
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,740,000	1,351,388
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2022	1,390,000	1,255,476
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	19,090,000	20,063,781
Metropolitan Pier & Exposition Authority McCormick Place Project Callable Bond Series B	5.00	12-15-2022	11,520,000	11,555,942
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured) ¤	0.00	12-15-2023	20,000	18,307
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)	5.70	6-15-2025	220,000	249,988
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured) ¤	0.00	12-15-2023	845,000	739,274
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)	5.70	6-15-2025	780,000	860,995
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,532,146
Sales Tax Securitization Corporation Series A	5.00	1-1-2028	4,015,000	4,695,944
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2020	760,000	764,423
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2021	790,000	799,417
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	825,264
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	858,805
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	883,823
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	911,874
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ) 144Aø	1.70	1-1-2035	21,365,000	21,365,000
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,127,310
				157,235,856

Tobacco Revenue : 0.88%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	20,138,400

Water & Sewer Revenue : 0.42%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,642,431
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	2,967,142
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	3,073,889
				9,683,462

				408,897,301

Indiana : 1.17%
Health Revenue : 0.25%
Indiana Finance Authority Parkview Health Project Prerefunded Bond	5.50	5-1-2024	4,345,000	4,358,513
Indiana Finance Authority Parkview Health Project Unrefunded Bond	5.50	5-1-2024	910,000	912,830
Indiana HFFA Ancilla System Incorporated (National Insured)	5.25	7-1-2022	325,000	325,806
				5,597,149

Housing Revenue : 0.74%
Indiana Housing and CDA Affordable Assisted Living Project Series 2017	1.80	12-1-2019	17,030,000	17,028,638

8

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.13%
Whiting IN BP Products North America Incorporated Project	1.85%	6-1-2044	$3,000,000	$2,999,580

Miscellaneous Revenue : 0.05%
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,141,410

				26,766,777

Iowa : 0.41%
Industrial Development Revenue : 0.04%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.92	4-1-2022	1,000,000	1,000,000

Tax Revenue : 0.37%
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	8,467,097

				9,467,097

Kansas : 0.46%
Tax Revenue : 0.46%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	810,000	821,040
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 ¤144A	0.00	9-1-2034	25,070,000	9,618,858
				10,439,898

Kentucky : 0.80%
Health Revenue : 0.14%
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.00	11-15-2019	350,000	348,929
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.35	11-15-2020	335,000	333,164
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,500,000	1,553,400
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2022	1,000,000	914,440
				3,149,933

Utilities Revenue : 0.66%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	3,870,000	4,194,616
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	10,000,000	10,866,000
				15,060,616

				18,210,549

Louisiana : 3.54%
Airport Revenue : 0.22%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,129,230
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,477,213
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,349,500
				4,955,943

9

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.31%
Louisiana Public Facilities Authority Loyola University Project Series 2011	5.25%	10-1-2025	$2,815,000	$2,997,525
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2020	1,000,000	962,270
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2021	1,950,000	1,824,011
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,380,705
				7,164,511

Housing Revenue : 1.26%
Louisiana Housing Corporation Harmony Garden Estates Project Series 2017	1.86	12-1-2020	13,500,000	13,500,405
Louisiana Housing Corporation The Meadows at Nicholson Project Series 2017	1.83	5-1-2020	15,500,000	15,499,845
				29,000,250

Industrial Development Revenue : 1.75%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Exxon Capital Ventures LIQ) ø	1.52	8-1-2035	40,000,000	40,000,000

				81,120,704

Maryland : 3.35%
Education Revenue : 0.12%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	1,465,000	1,492,645
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,335,000	1,351,247
				2,843,892

GO Revenue : 1.04%
Montgomery County MD Consolidated Public Improvement Series A	4.00	11-1-2030	5,000,000	5,469,550
Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2027	3,890,000	4,248,191
Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2028	12,960,000	14,110,330
				23,828,071

Health Revenue : 0.18%
Rockville MD Mayor & Council Economic Development Ingleside King Farm Project #45 Series C-3	2.50	11-1-2024	4,000,000	4,000,040

Housing Revenue : 1.46%
Maryland CDA Department of Housing & Community Multifamily Development Headen House Series B	2.45	3-1-2021	19,500,000	19,532,370
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A%%	2.34	4-1-2021	5,000,000	4,998,900
Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	9,000,000	9,006,390
				33,537,660

Tax Revenue : 0.45%
Maryland State Department of Transportation	4.00	12-15-2027	9,260,000	10,204,520

Water & Sewer Revenue : 0.10%
Baltimore MD Series A (National Insured)	5.65	7-1-2020	2,150,000	2,215,554

				76,629,737

10

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts : 4.57%
Education Revenue : 1.30%
Massachusetts Development Finance Agency Harvard University Series A	5.00%	7-15-2033	$21,715,000	$26,008,707
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	1,000,000	1,086,490
Massachusetts Educational Financing Authority Series B	5.00	7-1-2023	2,460,000	2,752,150
				29,847,347

Health Revenue : 0.71%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	1,335,000	1,354,050
Massachusetts Development Finance Agency Partners Healthcare System Issue Series S-3 (SIFMA Municipal Swap +0.50%) ±	2.00	7-1-2038	14,870,000	14,823,011
				16,177,061

Miscellaneous Revenue : 2.15%
Massachusetts Series A (3 Month LIBOR +0.55%) ±	2.38	11-1-2025	15,800,000	15,778,670
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	11,159,200
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	11,135,700
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2033	10,000,000	11,112,200
				49,185,770

Tax Revenue : 0.41%
Massachusetts Bay Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,375,030

				104,585,208

Michigan : 2.63%
Airport Revenue : 0.04%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,057,160

Education Revenue : 0.07%
Michigan Finance Authority Series 25-A	5.00	11-1-2019	1,500,000	1,524,600

GO Revenue : 0.46%
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	362,772
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,281,540
Forest Hills MI Public Schools	5.00	5-1-2020	1,600,000	1,658,032
Forest Hills MI Public Schools	5.00	5-1-2021	1,600,000	1,711,440
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,069,220
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	670,250
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,567,037
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,107,625
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,088,580
				10,516,496

Housing Revenue : 0.41%
Michigan Housing Development Authority Series E (3 Month LIBOR +1.00%) ±	2.96	4-1-2042	9,295,000	9,385,069

11

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.30%
Michigan Finance Authority Senior Lien Distributable State Aid	5.00%	11-1-2028	$865,000	$1,072,462
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,844,940
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2019	55,000	55,020
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.13	5-1-2020	500,000	500,360
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	1,900,000	1,901,653
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	1,500,000	1,502,370
				6,876,805

Tax Revenue : 0.59%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.40	10-1-2020	500,000	506,360
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.60	10-1-2021	500,000	511,130
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	518,510
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,621,000
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F	4.50	10-1-2029	4,065,000	4,354,387
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,293,130
Michigan Finance Authority Series H-1	5.00	10-1-2021	1,565,000	1,639,463
				13,443,980

Water & Sewer Revenue : 0.76%
Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,091,570
Michigan Financial Authority Local Government Loan Program Series C7 (National Insured)	5.00	7-1-2022	2,000,000	2,191,060
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,982,177
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,268,920
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2022	2,080,000	2,278,702
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2023	3,670,000	4,121,777
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2024	2,130,000	2,438,914
				17,373,120

				60,177,230

Minnesota : 0.39%
Education Revenue : 0.10%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2019	170,000	170,388
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	266,214
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	4.75	9-1-2022	500,000	514,975
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,076,420
St. Paul MN Housing & RDA Great River School Project Series A 144A	4.75	7-1-2029	250,000	258,780
				2,286,777

Health Revenue : 0.29%
Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	2,000,000	2,000,320
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2028	1,505,000	1,593,193

12

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25%	11-15-2035	$2,850,000	$3,017,010
				6,610,523

				8,897,300

Mississippi : 2.58%
Health Revenue : 0.22%
Mississippi HFFA Baptist Health System Series A (SIFMA Municipal Swap +1.30%) ±	2.80	8-15-2036	5,000,000	5,026,850

Industrial Development Revenue : 2.36%
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Project Series D ø	1.52	12-1-2030	20,000,000	20,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series E ø	1.48	12-1-2030	14,110,000	14,110,000
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series H (Chevron Corporation) ø	1.48	11-1-2035	20,000,000	20,000,000
				54,110,000

				59,136,850

Missouri : 1.20%
Airport Revenue : 0.37%
St. Louis MO Series 004 (Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	1.73	7-1-2026	8,525,000	8,525,000

Health Revenue : 0.09%
Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2019	1,000,000	1,008,200
Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2020	1,075,000	1,105,208
				2,113,408

Miscellaneous Revenue : 0.41%
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2019	800,000	801,728
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2021	1,055,000	1,057,585
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	360,710
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	774,390
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	3.00	3-1-2020	900,000	907,281
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2021	930,000	959,063
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	1,011,972
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,062,187
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,101,720
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,226,716
				9,263,352

Tax Revenue : 0.15%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	1,300,000	1,311,739
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	620,000	616,485
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,500,000	1,500,300
				3,428,524

13

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.18%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00%	1-1-2020	$400,000	$410,356
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2021	575,000	609,259
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2023	805,000	904,490
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	955,436
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	860,391
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	344,047
				4,083,979

				27,414,263

Nebraska : 0.40%
Utilities Revenue : 0.40%
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,730,860
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,308,600
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,162,620
				9,202,080

New Hampshire : 0.43%
Health Revenue : 0.43%
New Hampshire Covenant Health Systems Series B	5.00	7-1-2028	6,400,000	6,445,696
New Hampshire HEFA Hillside Village Issue Series 2017C 144A	3.50	7-1-2022	3,350,000	3,358,375
				9,804,071

New Jersey : 4.29%
Airport Revenue : 0.24%
South Jersey NJ Port Corporation Marine Terminal Series R	4.00	1-1-2022	1,600,000	1,659,056
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,808,656
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,932,718
				5,400,430

Education Revenue : 0.34%
New Jersey Higher Education Student Assistance Authority Series 2014-1A-1	5.00	12-1-2021	2,250,000	2,424,420
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2020	2,250,000	2,363,378
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2021	2,815,000	3,033,219
				7,821,017

GO Revenue : 0.02%
Paterson NJ General Improvement (AGM Insured)	5.00	6-15-2020	400,000	402,112

Health Revenue : 0.44%
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0047 (AGC Insured, Deutsche Bank LIQ) 144Aø	1.60	7-1-2038	10,000,000	10,000,000

Housing Revenue : 0.44%
New Jersey Housing & Mortgage Finance Agency Multifamily Series C	2.41	10-1-2021	10,000,000	10,084,900

Industrial Development Revenue : 0.13%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	375,000	342,086
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2020	500,000	517,930
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2021	585,000	613,729
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2021	900,000	956,358
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	400,000	439,936
				2,870,039

14

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 1.30%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13%	7-1-2029	$6,000,000	$6,027,360
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,732,659
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE	5.50	9-1-2021	2,025,000	2,172,056
New Jersey EDA School Facilities Construction Project Series EE	5.25	9-1-2025	1,800,000	1,891,926
New Jersey EDA School Facilities Construction Project Series K (Ambac Insured)	5.25	12-15-2020	3,000,000	3,164,400
New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,810,882
New Jersey TTFA Series A	5.00	6-15-2022	4,815,000	5,097,015
				29,896,298

Tax Revenue : 0.03%
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE	5.50	9-1-2021	750,000	794,948

Transportation Revenue : 1.35%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	9,444,720
New Jersey TTFA Series A	5.25	12-15-2020	1,900,000	2,004,120
New Jersey TTFA Series A	5.25	6-15-2022	2,785,000	2,964,855
New Jersey TTFA Series AA	5.00	6-15-2023	4,665,000	5,146,475
New Jersey TTFA Series AA	5.00	6-15-2023	1,350,000	1,457,433
New Jersey TTFA Series B	5.00	6-15-2020	2,150,000	2,227,529
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,752,605
				30,997,737

				98,267,481

New Mexico : 1.22%
Utilities Revenue : 1.22%
Farmington NM PCR Southern California Edison Company Four Corners Project Series B	1.88	4-1-2029	11,000,000	10,923,110
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	2.42	11-1-2039	17,100,000	17,103,591
				28,026,701

New York : 7.01%
Airport Revenue : 1.63%
Port Authority of New York & New Jersey Consolidated Bonds One Hundred Eighty-Fifth Series	5.00	9-1-2028	5,000,000	5,734,400
Port Authority of New York & New Jersey Consolidated Bonds One Hundred Seventy-Second Series	5.00	10-1-2027	5,000,000	5,431,200
Port Authority of New York & New Jersey Consolidated Bonds Two Hundred Seventh Series	5.00	9-15-2027	21,270,000	26,120,836
				37,286,436

Education Revenue : 0.36%
Albany NY IDA Foundation State University Project Series A ø	1.71	7-1-2032	2,675,000	2,675,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	1,000,000	1,017,010

15

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	5.45%	2-1-2027	$2,880,000	$2,947,910
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,530,169
				8,170,089

Health Revenue : 0.31%
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (FHA Insured)	4.20	8-15-2025	7,195,000	7,207,879

Housing Revenue : 0.62%
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Royal Bank of Scotland LOC) ø	1.63	12-1-2036	2,480,000	2,480,000
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	9,375,000	9,402,938
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	2,250,000	2,270,025
				14,152,963

Industrial Development Revenue : 0.55%
New York Transportation Development Corporation Special Facilities Bonds Series 2018	5.00	1-1-2025	11,030,000	12,588,318

Tax Revenue : 0.79%
New York City Transitional Finance Authority Future Tax Secured Fiscal 2019 Subordinate Bond Series A-4 (JPMorgan Chase & Company SPA) ø	1.50	8-1-2045	10,490,000	10,490,000
New York Metropolitan Transportation Authority Dedicated Tax Fund (SIFMA Municipal Swap +0.95%) ±	2.45	11-1-2019	7,500,000	7,525,650
				18,015,650

Tobacco Revenue : 0.05%
Suffolk County NY Tobacco Asset Securitization Corporation	5.00	6-1-2019	575,000	577,588
Suffolk County NY Tobacco Asset Securitization Corporation	5.00	6-1-2020	625,000	643,594
				1,221,182

Transportation Revenue : 1.42%
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR +0.65%) ±	2.32	11-1-2035	18,000,000	18,021,060
New York Triborough Bridge & Tunnel Authority Series B (U.S. Secured Overnight Financing Rate +0.50%) ±	2.11	11-15-2038	14,500,000	14,525,810
				32,546,870

Utilities Revenue : 0.65%
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.75%) ±	2.49	5-1-2033	15,000,000	15,030,150

Water & Sewer Revenue : 0.63%
New York City Finance Authority Water & Sewer System Adjustable Rate Fiscal 2015 Subseries BB-4 (Barclays Bank plc SPA) ø	1.37	6-15-2050	14,435,000	14,435,000

				160,654,537

North Carolina : 0.63%
Health Revenue : 0.63%
Charlotte Mecklenburg Hospital Authority Atrium Health Series 2018G (JPMorgan Chase & Company SPA) ø	1.50	1-15-2048	14,450,000	14,450,000

16

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 0.55%
Education Revenue : 0.09%
Portage County OH Port Authority Northeast Ohio Medical University Project	5.00%	12-1-2026	$1,980,000	$2,107,215

Health Revenue : 0.25%
Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,171,300
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	2,500,000	2,739,825
Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	690,000	690,704
				5,601,829

Resource Recovery Revenue : 0.21%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	4,850,000	4,901,313

				12,610,357

Oklahoma : 0.20%
Tax Revenue : 0.20%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,551,269

Other : 0.03%
Miscellaneous Revenue : 0.03%
Public Housing Capital Fund Trust II (HUD Insured) 144A	4.50	7-1-2022	760,922	764,354

Pennsylvania : 5.51%
Education Revenue : 0.63%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	2,110,000	2,148,761
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	1,150,000	1,148,850
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,695,409
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,605,000	1,760,958
Philadelphia PA IDA Charter School Project A	4.50	8-1-2026	3,365,000	3,466,522
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	2,190,000	2,251,692
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	630,000	666,735
Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2021	1,205,000	1,232,631
				14,371,558

GO Revenue : 1.47%
Allegheny County PA Penn Hills Schools District Series 2015 (Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	375,982
Allegheny County PA Penn Hills Schools District Series 2015 (Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,153,781
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,781,198
Philadelphia PA School District Series B	3.13	9-1-2020	200,000	203,456
Philadelphia PA School District Series D	5.00	9-1-2021	2,000,000	2,142,120
Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,915,903
Philadelphia PA School District Series E	5.25	9-1-2022	1,525,000	1,590,850
Philadelphia PA School District Series E	5.25	9-1-2023	5,770,000	6,013,494
Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,492,150
Scranton PA School District Series A	5.00	6-1-2024	750,000	833,220
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,124,450
Scranton PA School District Series B (National Insured)	5.00	6-1-2024	665,000	738,788
Scranton PA School District Series B (National Insured)	5.00	6-1-2025	710,000	800,497
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,473,766
				33,639,655

17

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 1.20%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.00%	11-1-2039	$8,850,000	$8,973,812
Fulton County PA IDA Medical Center Project	2.40	7-1-2020	1,600,000	1,596,400
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	2.22	9-1-2051	3,500,000	3,501,750
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	1,500,000	1,483,425
Rib Floater Trust Series 2019-003 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.65	8-15-2038	11,920,000	11,920,000
				27,475,387

Housing Revenue : 0.09%
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	2,000,000	2,169,580

Industrial Development Revenue : 0.82%
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	8,500,000	8,517,510
Montgomery County PA IDA Peco Energy Company Project Series B	2.55	6-1-2029	10,340,000	10,357,475
				18,874,985

Miscellaneous Revenue : 0.42%
Pennsylvania Public School Building Authority	5.00	4-1-2019	4,650,000	4,650,000
Pennsylvania Public School Building Authority Series A (AGM Insured, Citibank NA LIQ) 144Aø	1.65	12-1-2023	5,000,000	5,000,000
				9,650,000

Transportation Revenue : 0.44%
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.77	12-1-2020	10,000,000	10,096,400

Water & Sewer Revenue : 0.44%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.39	9-1-2040	10,000,000	10,004,300

				126,281,865

Rhode Island : 0.09%
Housing Revenue : 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,073

Miscellaneous Revenue : 0.09%
Providence RI RDA Series A	5.00	4-1-2022	1,940,000	2,092,406

				2,107,479

South Carolina : 0.50%
Education Revenue : 0.03%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	710,000	732,251

Miscellaneous Revenue : 0.24%
Lee County SC School Facilities Incorporated (AGM Insured)	2.00	6-1-2020	185,000	185,316
Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2019	560,000	567,896
Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2020	375,000	388,080
South Carolina Transportation Infrastructure Refunding Bonds Series A	5.00	10-1-2032	4,025,000	4,301,196
				5,442,488

Resource Recovery Revenue : 0.14%
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A	5.25	2-1-2027	3,310,000	3,305,532

18

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.09%
Patriots Energy Group Financing Agency South Carolina Series A	4.00%	10-1-2048	$1,895,000	$2,047,983

				11,528,254

South Dakota : 0.04%
Health Revenue : 0.04%
South Dakota HEFA	4.50	9-1-2019	990,000	1,002,197

Tennessee : 0.92%
Health Revenue : 0.22%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (AGM Insured, U.S. Bank NA SPA) ø	1.48	6-1-2042	5,000,000	5,000,000

Utilities Revenue : 0.70%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	2,000,000	2,157,940
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,140,000	12,840,235
Tennessee Energy Acquisition Corporation Series B	5.63	9-1-2026	925,000	1,089,761
				16,087,936

				21,087,936

Texas : 11.84%
Airport Revenue : 1.84%
Dallas Fort Worth TX International Airport AMT Series E	5.00	11-1-2032	1,970,000	2,062,196
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2032	9,175,000	9,841,197
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2037	22,000,000	23,465,640
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2032	3,375,000	3,753,810
Houston TX Airport System Subordinate Refunding Bonds AMT Series A	5.00	7-1-2031	2,750,000	2,978,360
				42,101,203

Education Revenue : 1.23%
Arlington TX Higher Education Finance Corporate Education Series A	4.00	6-15-2026	530,000	534,203
Austin TX Community College District Series A	4.00	2-1-2023	320,000	345,440
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	8,905,000	9,209,729
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	6,964,743
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	3,245,000	3,394,822
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center 144A	3.38	8-15-2021	1,580,000	1,570,883
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	1,485,000	1,557,958
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +2.00%) ±	3.80	4-1-2037	1,395,000	1,403,063
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,793,804
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,367,234
				28,141,879

GO Revenue : 4.86%
Denton TX Independent School District Refunding Bonds Series B	5.00	8-15-2032	5,000,000	5,515,300
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2031	10,110,000	10,806,175
Katy TX Independent School District Series 2016A	5.00	2-15-2023	1,415,000	1,593,007
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,547,089

19

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Northside TX Independent School District Building Bonds Series 2018	2.75%	8-1-2048	$11,275,000	$11,682,140
Pearland TX Permanent Improvement Series 2015	5.00	3-1-2021	1,000,000	1,063,820
Texas Anticipation Notes Series 2018	4.00	8-29-2019	16,810,000	16,975,915
Texas Transportation Commission Mobility Fund Refunding Bonds Series A	5.00	10-1-2030	40,760,000	47,274,263
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap +0.30%) ±	1.80	10-1-2041	15,000,000	14,959,500
				111,417,209

Health Revenue : 0.79%
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2020	810,000	821,324
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2021	560,000	575,254
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,161,650
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,409,040
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2019	405,000	409,046
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2020	680,000	697,150
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,659,851
Tarrant County TX Cultural Education Facilities Finance Corporation Buckner Senior Living-Ventana Project	3.88	11-15-2022	4,315,000	4,316,036
Tarrant County TX Cultural Education Facilities Finance Corporation Methodist Hospitals of Dallas Series B (TD Bank NA LOC) ø	1.51	10-1-2041	6,135,000	6,135,000
				18,184,351

Housing Revenue : 0.39%
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Project Series A	3.25	8-1-2019	5,000,000	4,998,100
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	2,001,659
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2020	185,000	187,607
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2021	310,000	317,905
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	902,355
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	532,891
				8,940,517

Industrial Development Revenue : 0.05%
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2020	500,000	512,225
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2021	500,000	526,765
				1,038,990

Miscellaneous Revenue : 0.10%
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (National/FHA Insured)	7.65	7-1-2022	2,125,000	2,375,283

Resource Recovery Revenue : 0.46%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.65	4-1-2040	4,100,000	4,100,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.60	4-1-2040	400,000	400,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series E ø	1.76	11-1-2040	6,000,000	6,000,000
				10,500,000

20

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 1.06%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00%	1-1-2021	$1,000,000	$1,051,790
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	552,945
North Texas Tollway Authority System Refunding Bonds Series C (SIFMA Municipal Swap +0.67%) ±	2.17	1-1-2038	3,850,000	3,848,037
Texas Private Activity Bond Surface Transportation Corporation	7.00	6-30-2040	1,250,000	1,325,750
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XM0085 (Barclays Bank plc LIQ) 144Aø	1.70	7-1-2021	17,500,000	17,500,000
				24,278,522

Utilities Revenue : 0.27%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,158,700

Water & Sewer Revenue : 0.79%
Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	15,000,000	18,139,050

				271,275,704

Utah : 0.94%
Airport Revenue : 0.18%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,213,660
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,500,000	2,989,725
				4,203,385

Education Revenue : 0.06%
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,445,000	1,405,913

Health Revenue : 0.67%
Murray City UT Hospital Health Services Series D ø	1.45	5-15-2036	15,360,000	15,360,000

Miscellaneous Revenue : 0.03%
Utah Infrastructure Agency Telecommunications Series 2017	2.00	10-15-2019	625,000	623,806

				21,593,104

Vermont : 0.50%
Education Revenue : 0.50%
Vermont Student Assistance Corporation Series A	5.00	6-15-2021	1,800,000	1,912,698
Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	598,285
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,332,996
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	3.49	6-2-2042	7,757,516	7,677,071
				11,521,050

Virginia : 1.13%
Health Revenue : 0.04%
Prince William County VA IDA Westminster at Lake Ridge Series 2016	2.25	1-1-2020	910,000	907,643

Transportation Revenue : 0.25%
Toll Road Investors Partnership II LP Series 1999B 144A¤	0.00	2-15-2029	10,000,000	5,755,546

Utilities Revenue : 0.84%
Louisa VA Electric and Power IDA Series 2008B	2.15	11-1-2035	19,050,000	19,118,580

				25,781,769

21

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Washington : 1.62%
Airport Revenue : 0.09%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00%	5-1-2036	$1,710,000	$1,976,093

Education Revenue : 0.47%
University of Washington Series A	5.00	5-1-2048	10,000,000	10,823,200

Health Revenue : 0.75%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	2.90	1-1-2035	11,000,000	11,195,030
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.77	1-1-2042	6,050,000	6,117,034
				17,312,064

Housing Revenue : 0.20%
Seattle WA Housing Authority Newholly Phase I Series B	1.25	4-1-2019	4,505,000	4,505,000

Resource Recovery Revenue : 0.11%
Washington State EDFA Waste Management 144A	2.13	6-1-2020	2,500,000	2,497,775

				37,114,132

West Virginia : 0.29%
Tax Revenue : 0.05%
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	1,250,000	1,253,950

Utilities Revenue : 0.24%
West Virginia Economic Development Authority Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	5,450,000	5,499,922

				6,753,872

Wisconsin : 4.76%
Airport Revenue : 0.10%
Wisconsin PFA Airport Series C	5.00	7-1-2022	2,090,000	2,214,919

Education Revenue : 0.23%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	1,085,000	1,102,165
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	1,015,000	1,053,814
Pine Lake WI PFA Preparatory Series 2015 144A	4.35	3-1-2025	2,120,000	2,175,205
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	890,000	916,656
				5,247,840

GO Revenue : 1.83%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2022	1,245,000	1,364,806
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	2,093,616
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,153,600
Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,595,710
Wisconsin State Series A	4.00	5-1-2030	12,720,000	13,473,151
Wisconsin State Series B	5.00	5-1-2031	12,230,000	14,548,930
Wisconsin State Series B	5.00	5-1-2034	5,000,000	5,752,500
				41,982,313

Health Revenue : 0.93%
Public Finance Authority Senior Living Marylhurst Project Series 2017B 144A	3.00	11-15-2022	1,405,000	1,405,267
Wisconsin HEFA Bellin Memorial Hospital Series 2015	3.00	12-1-2020	745,000	759,207

22

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Wisconsin HEFA Bellin Memorial Hospital Series 2015		5.00%	12-1-2022	$755,000	$838,088
Wisconsin HEFA Health Care Series 2010A		5.00	6-1-2030	14,330,000	14,894,315
Wisconsin PFA Bancroft Neurohealth Project Series A 144A		4.00	6-1-2019	1,270,000	1,272,908
Wisconsin PFA Bancroft Neurohealth Project Series A 144A		4.00	6-1-2020	635,000	643,211
Wisconsin PFA Bancroft Neurohealth Project Series A 144A		4.00	6-1-2021	1,370,000	1,394,989
					21,207,985

Housing Revenue : 0.07%
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC) ø		1.60	8-1-2046	1,585,000	1,585,000

Miscellaneous Revenue : 0.08%
Monona WI Anticipation Notes Series D		3.63	9-1-2022	1,925,000	1,965,059

Tax Revenue : 1.16%
Wisconsin State General Fund Annual Appropriations Series A		5.00	5-1-2028	11,775,000	14,442,391
Wisconsin State General Fund Annual Appropriations Series A		5.00	5-1-2029	10,000,000	12,201,000
					26,643,391

Water & Sewer Revenue : 0.36%
Wisconsin Clean Water Refunding Bonds Series 2012		5.00	6-1-2023	310,000	352,154
Wisconsin Clean Water Refunding Bonds Series 2013		5.00	6-1-2024	2,285,000	2,595,714
Wisconsin Clean Water Refunding Bonds Series 2015		5.00	6-1-2025	3,045,000	3,546,237
Wisconsin Clean Water Refunding Bonds Series 2015		5.00	6-1-2026	1,525,000	1,776,030
					8,270,135

					109,116,642

Total Municipal Obligations (Cost $2,201,826,306)					2,240,184,355

Mutual Funds : 0.44%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø		1.80	10-1-2047	10,000,000	10,000,000

Total Mutual Funds (Cost $10,000,000)					10,000,000

		Yield		Shares
Short-Term Investments : 0.97%
Investment Companies : 0.92%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.39		20,903,266	20,915,808

			Maturity date	Principal
U.S. Treasury Securities : 0.05%
U.S. Treasury Bill (z)		2.38	6-13-2019	$1,215,000	1,209,167

Total Short-Term Investments (Cost $22,123,683)					22,124,975

Total investments in securities (Cost $2,233,949,989)	99.21%				2,272,309,330
Other assets and liabilities, net	0.79				18,182,097

Total net assets	100.00%				$2,290,491,427

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

23

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

24

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	10,804,761	500,624,295	490,525,790	20,903,266	$20,915,808	0.92%

Wells Fargo Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,240,184,355	$0	$2,240,184,355
Mutual funds	0	10,000,000	0	10,000,000
Short-term investments
Investment companies	20,915,808	0	0	20,915,808
U.S. Treasury securities	1,209,167	0	0	1,209,167

Total assets	$22,124,975	$2,250,184,355	$0	$2,272,309,330

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.97%
Alabama : 2.87%
GO Revenue : 0.10%
Jefferson County AL Series A	4.90%	4-1-2021	$2,595,000	$2,595,000

Health Revenue : 0.65%
Alabama Health Care Authority for Baptist Health Series B (AGC Insured) (m)	1.80	11-15-2037	3,300,000	3,300,000
Alabama Health Care Authority for Baptist Health Series B ø	1.91	11-1-2042	13,295,000	13,295,000
				16,595,000

Utilities Revenue : 2.12%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	18,635,000	19,397,172
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,280,000	4,536,244
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	1.85	8-1-2037	5,945,000	5,945,892
Alabama Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) ø144A	1.90	9-1-2046	24,555,000	24,555,000
				54,434,308

				73,624,308

Alaska : 0.08%
Health Revenue : 0.08%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	2,000,000	2,014,620

Arizona : 2.33%
Education Revenue : 0.10%
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	1,535,000	1,531,040
Pima County AZ IDA Charter Schools Refunding Bond Project Series Q	4.00	7-1-2019	945,000	948,799
				2,479,839

GO Revenue : 0.12%
Maricopa County AZ Gilbert Unified School District #41 (Build America Mutual Assurance Company Insured)	3.00	7-1-2019	3,005,000	3,015,638

Health Revenue : 1.63%
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,335,643
Scottsdale AZ IDA Healthcare Series F (AGM Insured) (m)	1.87	9-1-2045	37,575,000	37,575,000
				41,910,643

Industrial Development Revenue : 0.48%
Chandler AZ Industrial Development Authority Intel Corporation Project	2.70	12-1-2037	3,200,000	3,255,648
Phoenix AZ IDA Various Republic Services Incorporated Projects	2.30	12-1-2035	9,000,000	9,000,720
				12,256,368

				59,662,488

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Arkansas : 0.29%
Housing Revenue : 0.29%
Arkansas Development Finance Authority Pine Bluff Conversion Project	1.69%	11-1-2021	$7,430,000	$7,431,486

California : 7.30%
Airport Revenue : 0.39%
California Tender Option Bond Trust Receipts San Francisco & County Airport Commission (Morgan Stanley Bank LIQ) 144Aø	1.80	5-1-2048	10,000,000	10,000,000

GO Revenue : 1.76%
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	1.75	5-1-2033	21,505,000	21,467,366
California Series B (SIFMA Municipal Swap +0.38%) ±	1.88	12-1-2027	6,730,000	6,731,750
California Series D (SIFMA Municipal Swap +0.29%) ±	1.79	12-1-2028	16,910,000	16,904,251
				45,103,367

Health Revenue : 3.27%
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	1.85	7-1-2041	17,950,000	17,950,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	2.00	7-1-2040	26,625,000	26,625,000
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	1.92	7-1-2040	16,625,000	16,625,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	2.20	11-1-2036	1,450,000	1,450,000
Palomar Pomerado CA Health Care District Certificate of Participation Series A (AGM Insured) (m)	2.15	11-1-2036	10,425,000	10,425,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (AGM Insured) (m)	2.20	11-1-2036	10,925,000	10,925,000
				84,000,000

Housing Revenue : 0.35%
California Development Authority for Westgate Pasadena Apartments LP Project Series B-REMK ø	1.83	4-1-2042	9,000,000	9,000,000

Miscellaneous Revenue : 1.39%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	2.07	10-1-2047	5,000,000	4,990,550
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (3 Month LIBOR +0.37%) ±	2.21	4-1-2038	25,640,000	25,670,512
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-2 (1 Month LIBOR +0.20%) ±	1.94	10-1-2047	5,000,000	4,998,350
				35,659,412

Resource Recovery Revenue : 0.14%
California Pollution Control Financing Authority Series A 144A	2.30	8-1-2023	3,500,000	3,500,315

				187,263,094

Colorado : 1.09%
Airport Revenue : 0.42%
Denver CO City & County Airport Subordinate Bond Series F-2 (AGC Insured) (m)	2.15	11-15-2025	875,000	875,000
Colorado Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0090 (Morgan Stanley Bank LIQ) 144Aø	1.80	12-1-2036	10,000,000	10,000,000
				10,875,000

2

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.42%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	1.88%	7-1-2039	$360,000	$359,478
Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2019	1,355,000	1,382,452
Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2020	1,175,000	1,233,809
University of Colorado Hospital Authority Series C-1	4.00	11-15-2047	7,775,000	7,840,854
				10,816,593

Housing Revenue : 0.05%
Colorado Housing Finance Authority Park Terrace Project (HUD Insured)	1.85	4-1-2020	1,250,000	1,251,300

Tax Revenue : 0.02%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	2.75	6-1-2020	545,000	545,610

Transportation Revenue : 0.18%
Colorado E-470 Public Highway Authority Series A (1 Month LIBOR +0.42%) ±	2.09	9-1-2039	4,500,000	4,500,720

				27,989,223

Connecticut : 1.08%
Education Revenue : 0.53%
Connecticut HEFAR Yale University Issue Series A	1.00	7-1-2042	11,730,000	11,710,763
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	4.00	11-15-2019	935,000	946,089
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2021	545,000	583,837
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	490,970
				13,731,659

GO Revenue : 0.30%
New Haven CT Series A	5.25	8-1-2019	575,000	581,066
New Haven CT TAN	3.00	4-3-2019	7,000,000	7,000,420
				7,581,486

Housing Revenue : 0.25%
Connecticut HFA Housing Mortgage Finance Program Series A	2.40	11-15-2020	980,000	988,281
Connecticut HFA Housing Mortgage Finance Program Series F	1.55	5-15-2020	800,000	795,752
Connecticut HFA Subordinate Bond Series E-3 (GNMA/FNMA/FHLMC Insured)	1.50	11-15-2047	4,580,000	4,558,337
				6,342,370

				27,655,515

Florida : 2.80%
Airport Revenue : 0.26%
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-XF0577 (Royal Bank of Canada LIQ) 144Aø	1.70	10-1-2025	6,665,000	6,665,000

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.10%
University of North Florida Financing Corporation Housing Project (AGM Insured)	5.00%	11-1-2019	$2,510,000	$2,554,678

GO Revenue : 0.31%
Saint Lucie County FL School Board	3.00	6-28-2019	8,000,000	8,026,560

Health Revenue : 0.36%
Hillsborough County FL IDA University Community Hospital Series B	8.00	8-15-2032	3,830,000	3,957,731
Miami FL HFFA Miami Jewish Health Systems Incorporate Project	5.00	7-1-2020	390,000	401,045
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Project Series A	5.25	8-1-2021	425,000	445,052
North Broward FL Hospital District Series B	5.00	1-1-2020	780,000	797,246
North Broward FL Hospital District Series B	5.00	1-1-2021	925,000	971,759
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C	4.00	5-15-2019	610,000	611,080
Palm Beach County FL Health Facilities Authority Retirement Life Communities Project	4.00	11-15-2019	2,090,000	2,115,832
				9,299,745

Housing Revenue : 0.78%
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	1.95	1-1-2021	1,595,000	1,602,688
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.00	7-1-2021	1,390,000	1,399,855
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.05	1-1-2022	1,035,000	1,045,278
Jacksonville FL Housing Finance Authority Desert-Silver LLC Project	2.25	12-1-2021	7,250,000	7,282,118
Miami-Dade County FL HFA St. John Plaza Apartments %%	1.78	8-1-2019	7,625,000	7,625,000
Pinellas County FL Housing Finance Authority	1.85	1-1-2022	1,120,000	1,120,336
				20,075,275

Miscellaneous Revenue : 0.33%
Pasco County FL School Board Certificate of Participation Series B (Ambac Insured) (m)	2.15	8-1-2030	8,425,000	8,425,000

Resource Recovery Revenue : 0.02%
Lee County FL Solid Waste System	5.00	10-1-2020	470,000	488,955

Transportation Revenue : 0.64%
Miami-Dade County FL Expressway Authority Toll System (Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aøø	1.76	7-1-2026	11,775,000	11,775,000
Miami-Dade County FL Expressway Authority Toll System (Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144A	1.76	8-1-2028	4,505,000	4,505,000
				16,280,000

				71,815,213

Georgia : 3.34%
Education Revenue : 0.10%
Puttable Floating Option Tax-Exempt Receipts 4174 (Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	1.78	10-1-2024	2,635,000	2,635,000

Housing Revenue : 2.04%
Atlanta GA Urban Residential Finance Authority Bethel Towers I LP Apartments Project	2.07	7-1-2021	3,500,000	3,511,270
Clayton County GA Housing Authority Renaissance at Garden Walk Apartments Project	2.30	6-1-2022	13,000,000	13,099,970
DeKalb County GA Housing Authority Sterling at Candler Village Project	2.15	1-1-2021	5,630,000	5,633,209

4

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Douglas County GA Housing Authority Douglass Village Apartments Project	2.25%	12-1-2021	$9,500,000	$9,552,915
Fulton County GA Housing Authority Residences Maggie Capitol Series A	2.00	3-1-2021	8,735,000	8,754,654
Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	11,765,000	11,795,001
				52,347,019

Industrial Development Revenue : 0.29%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	7,430,000	7,410,311

Utilities Revenue : 0.91%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995	2.05	10-1-2032	1,350,000	1,339,862
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 1996	2.35	10-1-2032	5,315,000	5,323,717
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008	1.65	11-1-2048	1,955,000	1,923,329
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012	1.85	12-1-2049	12,120,000	12,109,456
Monroe County GA Development Authority Power Company Plant Scherer Project	2.05	7-1-2049	2,545,000	2,525,887
				23,222,251

				85,614,581

Hawaii : 0.79%
GO Revenue : 0.70%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.31%) ±	1.81	9-1-2024	7,820,000	7,817,028
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.82	9-1-2025	7,035,000	7,032,327
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.82	9-1-2026	3,125,000	3,123,813
				17,973,168

Health Revenue : 0.09%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	1.95	7-1-2039	2,180,000	2,180,000

				20,153,168

Idaho : 0.26%
Housing Revenue : 0.26%
Idaho Housing & Finance Association Series A (FNMA LOC) ø	1.68	1-1-2038	6,745,000	6,745,000

Illinois : 6.13%
Education Revenue : 0.66%
Illinois Educational Facilities Authority University of Chicago Series B	1.88	7-1-2025	2,000,000	2,002,280
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF1077 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	1.90	4-1-2058	15,000,000	15,000,000
				17,002,280

5

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 1.47%
Chicago IL Refunding Bond Project Series B	5.00%	1-1-2020	$2,575,000	$2,624,389
Chicago IL Series A	5.00	12-1-2019	780,000	793,307
Chicago IL Series C	5.00	1-1-2020	1,005,000	1,024,276
Chicago IL Series C	5.00	1-1-2021	1,565,000	1,655,723
Grundy, Kendall & Will Counties IL Community School District #201 (AGC Insured)	5.75	10-15-2019	420,000	421,373
Illinois	5.00	1-1-2020	6,315,000	6,445,089
Illinois	5.00	2-1-2020	2,375,000	2,429,364
Illinois	5.00	2-1-2021	3,115,000	3,252,247
Illinois	5.00	11-1-2021	5,380,000	5,710,601
Illinois	5.00	1-1-2022	5,915,000	6,276,170
Lake County IL Water Sewerage System Grainger Incorporated Project (Northern Trust Company LIQ) ø	1.65	4-1-2021	1,500,000	1,500,000
Waukegan IL Series 2018B (AGM Insured)	3.00	12-30-2020	2,340,000	2,388,368
Waukegan IL Series 2018B (AGM Insured)	4.00	12-30-2021	800,000	845,848
Winnebago, Boone & Ogle Counties IL Rockford Park District Series 2018B	2.31	12-15-2019	2,280,000	2,284,400
				37,651,155

Health Revenue : 1.19%
Illinois Finance Authority Northwestern Memorial Hospital Series 2007A-3 (JPMorgan Chase & Company SPA) ø	1.50	8-15-2042	20,000,000	20,000,000
Illinois Finance Authority Northwestern Memorial Hospital Series A-1 (JPMorgan Chase & Company SPA) ø	1.50	8-15-2042	5,850,000	5,850,000
Illinois Finance Authority Presbyterian Homes Obligated Group Series A	4.00	5-1-2019	390,000	390,628
Illinois Finance Authority Presbyterian Homes Obligated Group Series A	4.00	11-1-2019	390,000	394,610
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (1 Month LIBOR +1.35%) ±	3.09	5-1-2036	3,910,000	3,922,199
				30,557,437

Housing Revenue : 0.40%
Chicago IL Multifamily Housing Mark Twain Apartments Project	2.20	6-1-2021	10,325,000	10,356,595

Miscellaneous Revenue : 0.82%
Illinois	5.00	8-1-2019	7,925,000	8,002,665
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,457,330
Illinois Series 2014	5.00	5-1-2019	1,955,000	1,959,653
Illinois Series D	5.00	11-1-2021	7,820,000	8,300,539
Minooka IL Special Assessment Refunding & Improvement Bond (AGM Insured)	3.50	12-1-2019	433,000	436,538
				21,156,725

Tax Revenue : 1.51%
Illinois	5.00	6-15-2019	2,385,000	2,399,262
Illinois Series A	5.00	6-1-2021	1,455,000	1,530,631
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	5,925,000	6,328,552
Regional Transportation Authority IL Series B-RMKT 1 ø	1.85	6-1-2025	28,380,000	28,380,000
				38,638,445

Water & Sewer Revenue : 0.08%
Chicago IL Refunding Bond	5.00	11-1-2019	1,955,000	1,990,483

				157,353,120

6

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Indiana : 2.21%
GO Revenue : 0.17%
Hammond IN Local Public Improvement Bond Bank Series A	3.00%	6-30-2019	$4,460,000	$4,469,277

Health Revenue : 1.22%
Indiana Finance Authority Parkview Health Project Prerefunded Bond	5.50	5-1-2024	4,495,000	4,508,979
Indiana Finance Authority Parkview Health System Obligated Group Series A	4.00	5-1-2019	1,910,000	1,913,400
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-1	2.80	11-1-2027	1,395,000	1,400,148
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-3	1.35	11-1-2027	655,000	651,201
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-5	1.35	11-1-2027	6,590,000	6,551,778
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-8	1.25	11-1-2027	945,000	939,557
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series E-7	1.55	11-15-2033	11,870,000	11,870,000
Indiana HFFA Ascension Health Subordinate Unrefunded Bond Credit Group Series A-9	1.38	10-1-2027	3,530,000	3,514,362
				31,349,425

Housing Revenue : 0.13%
Indiana Housing Authority Cass Plaza Apartments Project	1.85	3-1-2020	3,400,000	3,399,966

Industrial Development Revenue : 0.12%
Jasper County IN Poll Control (National Insured)	5.85	4-1-2019	3,000,000	3,000,000

Miscellaneous Revenue : 0.28%
Indiana Bond Bank Advance Funding Program Series A	4.00	1-3-2020	7,000,000	7,117,530

Resource Recovery Revenue : 0.15%
Whiting IN BP Products North America Incorporated Project (SIFMA Municipal Swap +0.75%) ±	2.25	12-1-2044	3,910,000	3,911,994

Utilities Revenue : 0.14%
Indiana Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0115 (JPMorgan Chase & Company LIQ) 144Aø	1.75	10-15-2019	3,500,000	3,500,000

				56,748,192

Iowa : 0.60%
Health Revenue : 0.16%
Iowa Finance Authority Health Care Genesis Health System Obligated Group	5.00	7-1-2019	4,075,000	4,106,133

Industrial Development Revenue : 0.44%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.92	4-1-2022	11,300,000	11,300,000

				15,406,133

Kansas : 0.48%
Health Revenue : 0.06%
Wichita KS HCFR Series I	3.75	5-15-2023	1,500,000	1,507,965

7

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Utra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.18%
Kansas Department of Transportation Highway Libor Index Series B-5 (1 Month LIBOR +0.40%) ±	2.07%	9-1-2019	$4,690,000	$4,693,752

Utilities Revenue : 0.24%
Burlington KS Environmental Impact Series A ø	1.82	9-1-2035	3,000,000	3,000,000
Burlington KS Environmental Impact Series B ø	1.82	9-1-2035	3,000,000	3,000,000
				6,000,000

				12,201,717

Kentucky : 0.84%
Health Revenue : 0.28%
Kentucky EDFA Catholic Health Initiative Series B1 (1 Month LIBOR +0.90%) ±	2.59	2-1-2046	5,470,000	5,471,532
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2020	890,000	916,148
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2021	825,000	868,601
				7,256,281

Utilities Revenue : 0.56%
Louisville & Jefferson Counties KY Environmental Facilities Series A	1.25	6-1-2033	7,125,000	7,117,234
Louisville & Jefferson Counties KY Metro Government PCR Series A	2.20	2-1-2035	1,000,000	1,000,930
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	6,000,000	6,078,780
				14,196,944

				21,453,225

Louisiana : 1.59%
Airport Revenue : 0.17%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	2,935,000	2,930,099
New Orleans LA Aviation Board Series D-1	5.00	1-1-2020	780,000	799,484
New Orleans LA Aviation Board Series D-2	5.00	1-1-2021	590,000	620,432
				4,350,015

Housing Revenue : 0.12%
Louisiana Housing Corporation Pine Trace Homes I Project	2.40	5-1-2021	3,000,000	3,019,380

Industrial Development Revenue : 1.17%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Exxon Capital Ventures LIQ) ø	1.52	8-1-2035	30,000,000	30,000,000

Miscellaneous Revenue : 0.13%
Louisiana PFFA Department of Public Safety Project	4.00	8-1-2019	3,375,000	3,399,840

				40,769,235

Maine : 0.46%
Resource Recovery Revenue : 0.46%
Old Town ME Georgia-Pacific Corporation Project ø144A	1.68	12-1-2024	11,930,000	11,930,000

Maryland : 2.24%
Housing Revenue : 2.06%
Maryland CDA Belnor Senior Residences Series D	1.83	6-1-2019	5,240,000	5,234,498

8

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Maryland CDA Department of Housing & Community Multifamily Development Orchard Park Series F	2.52%	8-1-2020	$6,000,000	$6,009,000
Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	6,000,000	6,004,260
Maryland Community Development Administration Heritage Crossing II Series G	2.93	11-1-2020	7,600,000	7,662,396
Maryland Community Development Administration Village At Lakeview Series 2018C 144A	2.76	5-1-2020	17,700,000	17,769,030
Maryland Community Development Administration Willow Manor At Fairland Series I	2.93	11-1-2020	10,000,000	10,079,000
				52,758,184

Water & Sewer Revenue : 0.18%
Baltimore MD Series A (National Insured)	5.65	7-1-2020	4,560,000	4,699,034

				57,457,218

Massachusetts : 1.33%
Health Revenue : 0.11%
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) (m)	2.00	7-1-2042	2,705,000	2,705,000

Housing Revenue : 0.23%
Massachusetts HFA Conduit-Oaks Woods Project	2.40	6-1-2021	4,660,000	4,686,003
Massachusetts HFA Series 187 (FNMA Insured)	1.50	12-1-2047	1,210,000	1,208,246
				5,894,249

Miscellaneous Revenue : 0.99%
Massachusetts Series B	4.00	5-23-2019	25,360,000	25,451,296

				34,050,545

Michigan : 1.52%
Education Revenue : 0.81%
University of Michigan SIFMA Series E (SIFMA Municipal Swap +0.27%) ±	2.01	4-1-2033	20,820,000	20,728,184

GO Revenue : 0.08%
Charlotte MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,185,000	1,188,211
Rockford MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	780,000	782,114
				1,970,325

Health Revenue : 0.17%
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2	1.50	11-1-2027	1,210,000	1,206,261
Michigan Hospital Finance Authority Ascension Health Group Project Series E-1	1.10	11-15-2046	3,325,000	3,318,018
				4,524,279

Housing Revenue : 0.46%
Michigan Housing Development Authority Newman Court Apartments Project (FHA Insured)	1.46	11-1-2019	7,740,000	7,737,291
Michigan Housing Development Authority Series A	2.30	10-1-2021	4,000,000	4,008,800
				11,746,091

				38,968,879

9

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 0.87%
Health Revenue : 0.25%
Apple Valley MN Senior Living LLC Project Series B	3.00%	1-1-2020	$525,000	$525,488
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2021	545,000	554,298
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2022	565,000	579,052
Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	3,125,000	3,125,500
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2020	390,000	398,795
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2021	390,000	406,844
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	413,962
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	435,825
				6,439,764

Housing Revenue : 0.14%
Minneapolis & St. Paul MN Housing & RDA Union Flats Apartments Project Series B	2.75	2-1-2022	3,520,000	3,502,858

Miscellaneous Revenue : 0.48%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA SPA) ø	1.41	8-15-2037	12,275,000	12,275,000

				22,217,622

Mississippi : 1.80%
Housing Revenue : 0.43%
Mississippi Home Corporation Jackson Housing Authority Project (HUD Insured)	2.21	2-1-2022	11,000,000	11,053,350

Industrial Development Revenue : 1.37%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series J ø	1.52	11-1-2035	35,165,000	35,165,000

				46,218,350

Missouri : 0.78%
Housing Revenue : 0.29%
Kansas City MO IDA Gothan Apartments Project	1.81	2-1-2021	7,500,000	7,503,075

Miscellaneous Revenue : 0.49%
Bridgeton MO IDA Mestek Machinery Incorporated (Santander Bank NA LOC) ø	2.10	7-1-2030	2,425,000	2,425,000
Missouri Development Finance Board Kauffman Center For The Performing Arts Series A (PNC Bank NA SPA) ø	1.51	6-1-2037	10,000,000	10,000,000
				12,425,000

				19,928,075

Nebraska : 0.36%
Housing Revenue : 0.32%
Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05	3-1-2020	4,000,000	4,002,400

10

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.30%	9-1-2020	$1,345,000	$1,367,260
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	3-1-2021	1,265,000	1,300,129
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	9-1-2021	1,390,000	1,436,426
				8,106,215

Utilities Revenue : 0.04%
Nebraska Central Plains Energy Project Refunding Bond (Royal Bank of Canada SPA)	5.00	8-1-2039	1,130,000	1,151,764

				9,257,979

Nevada : 0.19%
GO Revenue : 0.17%
Clark County Refunding Bond Series C	5.00	6-15-2020	3,325,000	3,455,806
Clark County Refunding Bond Series D	5.00	6-15-2020	810,000	841,865
				4,297,671

Utilities Revenue : 0.02%
Washoe County NV Sierra Pacific Power Company Project Series A	1.50	8-1-2031	665,000	664,395

				4,962,066

New Jersey : 4.87%
Education Revenue : 0.08%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2021	2,000,000	2,155,040

GO Revenue : 0.92%
Lyndhurst Township NJ BAN	2.75	9-12-2019	9,000,000	9,043,470
New Providence NJ BAN	3.00	10-30-2019	5,400,000	5,439,690
Sea Isle City NJ	3.50	9-12-2019	9,015,000	9,089,284
				23,572,444

Health Revenue : 0.24%
New Jersey HFFA St. Joseph’s Healthcare System Group	4.00	7-1-2019	935,000	939,348
New Jersey HFFA St. Joseph’s Healthcare System Group	4.00	7-1-2020	1,540,000	1,575,543
New Jersey HFFA St. Joseph’s Healthcare System Group	5.00	7-1-2021	780,000	828,547
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0047 (AGC Insured, Deutsche Bank LIQ) 144Aø	1.60	7-1-2038	2,871,074	2,871,074
				6,214,512

Housing Revenue : 0.79%
New Jersey Housing & Mortgage Finance Agency Series A	1.50	11-1-2019	470,000	469,460
New Jersey Housing & Mortgage Finance Agency Series A	1.75	11-1-2020	6,455,000	6,454,290
New Jersey Housing & Mortgage Finance Agency Series E	2.05	5-1-2019	370,000	370,044
New Jersey Housing & Mortgage Finance Agency Series E	2.15	11-1-2019	520,000	520,593
New Jersey Housing & Mortgage Finance Agency Series E	2.20	5-1-2020	1,200,000	1,202,784
New Jersey Housing & Mortgage Finance Agency Series E	2.30	11-1-2020	1,040,000	1,044,389
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	10,000,000	10,081,000
				20,142,560

11

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 1.90%
New Jersey Building Authority Unrefunded Bond Series A	5.00%	6-15-2019	$515,000	$518,409
New Jersey EDA (Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	1.78	12-15-2020	3,625,000	3,625,000
New Jersey EDA School Facilities Construction Notes Series BBB	5.00	6-15-2021	3,910,000	4,145,265
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	843,687
New Jersey EDA School Facilities Construction Notes Series PP	5.00	6-15-2019	9,940,000	10,005,803
New Jersey EDA School Facilities Construction Notes Series XX	5.00	6-15-2019	11,730,000	11,807,653
New Jersey EDA Transportation Project Series B	5.00	11-1-2019	3,910,000	3,982,100
New Jersey EDA Transportation Project Series B	5.00	11-1-2020	7,820,000	8,188,087
New Jersey EDA Unrefunded Bond Series NN	5.00	3-1-2020	895,000	919,595
New Jersey TTFA Series A	5.00	12-15-2019	3,445,000	3,521,789
New Jersey TTFA Series AA	5.00	6-15-2020	1,250,000	1,295,075
				48,852,463

Transportation Revenue : 0.94%
New Jersey TTFA Series A-1	5.00	6-15-2019	3,720,000	3,743,845
New Jersey Turnpike Authority Series C-5 (1 Month LIBOR +0.46%) ±	2.20	1-1-2028	20,330,000	20,368,424
				24,112,269

				125,049,288

New Mexico : 0.83%
Housing Revenue : 0.04%
New Mexico Mortgage Finance Authority South Shiprock Homes Project	1.35	6-1-2020	1,095,000	1,094,912

Utilities Revenue : 0.79%
Farmington NM Public Service Company of New Mexico San Juan Project Series A	5.20	6-1-2040	780,000	806,083
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	2.42	11-1-2039	19,430,000	19,434,080
				20,240,163

				21,335,075

New York : 12.26%
GO Revenue : 5.10%
Binghamton NY Various Purpose BAN Series B	3.00	4-19-2019	12,825,156	12,834,134
Hempstead NY Union Free School District	2.75	6-27-2019	4,150,000	4,157,553
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-3 (AGM Insured) (m)	2.15	8-1-2026	1,850,000	1,850,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) (m)	1.90	8-1-2026	13,475,000	13,475,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) (m)	1.90	10-1-2027	42,650,000	42,650,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured) (m)	1.80	6-1-2036	10,900,000	10,900,000
New York NY Series J Subordinate Bond Series J-3 (AGM Insured) (m)	1.90	6-1-2036	25,200,000	25,200,000
New York NY Subordinate Bond Series C-4 (AGM Insured) (m)	2.15	1-1-2032	800,000	800,000
Rome NY Series C	2.75	5-31-2019	5,269,600	5,277,504
Suffolk County NY Public Improvement Serial Bonds Series B (Build America Mutual Assurance Company Insured)	2.00	10-15-2019	685,000	686,199
Suffolk County NY TAN	5.00	7-24-2019	8,500,000	8,584,745
Yonkers NY Series A	3.50	5-15-2019	4,500,000	4,507,875
				130,923,010

12

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.08%
New York Dormitory Authority Orange Regional Medical Center 144A	4.00%	12-1-2019	$1,200,000	$1,214,364
New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2020	800,000	823,416
				2,037,780

Housing Revenue : 1.28%
New York City NY Housing Development Corporation Bond Series A	1.15	11-1-2019	5,000,000	4,972,450
New York Homeowner Mortgage Agency AMT Series 210 (Barclays Bank plc SPA) ø	1.61	10-1-2039	3,500,000	3,500,000
New York Mortgage Agency Homeowner Revenue Series 183	3.50	4-1-2022	1,200,000	1,243,812
New York Mortgage Agency Homeowner Revenue Series 183	2.30	10-1-2019	2,535,000	2,539,994
New York NY Housing Development Corporation Series G-2	2.00	11-1-2057	7,970,000	7,980,520
New York NY Housing Development Corporation Series I-2-B	1.85	5-1-2021	12,550,000	12,551,506
				32,788,282

Industrial Development Revenue : 0.89%
New York Energy R&D Authority PCR Keyspan Generation Series A (Ambac Insured) (m)	2.20	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2022	2,000,000	2,155,200
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	18,000,000	19,817,100
				22,872,300

Miscellaneous Revenue : 0.71%
BB&T Municipal Trust Class A (SIFMA Municipal Swap +0.40%) (Rabobank LOC) 144A±	1.90	5-31-2019	1,719,758	1,719,758
BB&T Municipal Trust Class B (SIFMA Municipal Swap +0.55%) (Rabobank LOC) 144A±	2.05	11-30-2019	4,000,000	4,000,000
Greater Southern Tier New York Board of Cooperative Educational Services District	3.25	6-28-2019	12,500,000	12,536,125
				18,255,883

Tax Revenue : 1.58%
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	2.30	11-1-2022	13,100,000	13,194,975
New York NY Transitional Finance Authority Subordinate Bond Series E-3 (JPMorgan Chase & Company SPA) ø	1.50	2-1-2045	27,350,000	27,350,000
				40,544,975

Transportation Revenue : 2.06%
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	2.22	11-1-2041	6,255,000	6,240,864
New York Metropolitan Transportation Authority Subordinate Bond Series D-2 (SIFMA Municipal Swap +0.45%) ±	1.95	11-15-2044	18,460,000	18,355,516
New York Metropolitan Transportation Authority Subordinate Bond Series G-1F (1 Month LIBOR +0.65%) ±	2.32	11-1-2026	28,270,000	28,303,076
				52,899,456

Water & Sewer Revenue : 0.56%
New York Municipal Water Finance Authority Series 2011 (Landesbank Hessen-Thüringen SPA) ø	1.50	6-15-2044	14,300,000	14,300,000

				314,621,686

13

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina : 2.08%
Housing Revenue : 1.35%
Charlotte NC Housing Authority West Tyvola Seniors LLC	2.23%	12-1-2021	$6,000,000	$6,029,520
Durham NC Housing Authority Morreene Road Apartments Project	1.85	1-1-2021	3,125,000	3,127,094
Gastonia NC Housing Authority Cameron Courts & Weldon Heights Apartments	1.78	11-1-2020	8,215,000	8,214,179
Gastonia NC Housing Authority Linwood Terrace Apartments	1.78	11-1-2020	3,910,000	3,909,609
Gastonia NC Housing Authority Mountain View Apartments	1.78	11-1-2020	3,715,000	3,714,629
Raleigh NC Housing Authority Sir Walter Apartments Project Series A	2.15	7-1-2021	9,600,000	9,630,528
				34,625,559

Tax Revenue : 0.73%
Montgomery County NC BAN	3.00	9-1-2020	18,500,000	18,710,345

				53,335,904

North Dakota : 0.45%
Housing Revenue : 0.45%
North Dakota HFA Community Homes (HUD Insured)	2.13	8-1-2020	3,000,000	3,007,140
North Dakota Housing Finance Agency Home Mortgage Finance Program Series B (SIFMA Municipal Swap +0.40%) ±	1.90	1-1-2043	8,500,000	8,497,365
				11,504,505

GO Revenue : 1.02%
East Clinton OH Local School District BAN	3.00	12-17-2019	1,800,000	1,813,122
East Clinton OH Local School District BAN	2.80	12-3-2019	2,000,000	2,012,480
Fairborn OH	2.75	9-6-2019	2,795,000	2,807,857
Firelands OH Local School District BAN	3.00	8-22-2019	2,460,000	2,471,341
Lorain County OH BAN Series 2019	3.00	2-7-2020	1,725,000	1,741,767
Mahoning County OH	3.00	9-19-2019	5,245,000	5,279,722
Newark OH BAN Church Street Area Improvement Series 2018	3.00	4-17-2019	1,125,000	1,125,506
Newark OH BAN	3.50	4-25-2019	5,000,000	5,006,000
Newark OH BAN Street Sidewalk & Parking Lot Improvement	3.00	8-13-2019	1,120,000	1,124,122
Tipp City OH BAN Series 2019	3.00	2-12-2020	2,750,000	2,776,483
				26,158,400

Health Revenue : 0.12%
Allen County OH Mercy Health Hospital Series A	5.00	8-1-2021	2,795,000	2,986,989

Housing Revenue : 0.27%
Cuyahoga OH Metropolitan Housing Authority Multifamily Housing Riverside Park Phase 2 Project	2.00	4-1-2022	4,750,000	4,757,078
Franklin County OH Sawyer & Trevitt Project	1.30	6-1-2020	2,125,000	2,122,960
				6,880,038

Miscellaneous Revenue : 0.11%
Ohio Private Activity Tax-Exempt Bond Portsmouth Bypass Project	5.00	6-30-2019	265,000	266,786
Orange Village OH Recreational Trail Special Assessment	3.00	8-29-2019	2,500,000	2,512,000
				2,778,786

Utilities Revenue : 0.29%
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Royal Bank of Canada SPA) ±	2.39	5-1-2038	7,520,000	7,521,278

14

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.12%
Ohio Water Development Authority Series B (SIFMA Municipal Swap +0.22%) ±	1.72%	12-1-2020	$3,090,000	$3,088,331

				49,413,822

Oklahoma : 0.31%
GO Revenue : 0.16%
Oklahoma County OK Independent School District	1.75	7-1-2019	870,000	869,165
Oklahoma County OK Independent School District	1.75	7-1-2020	950,000	944,927
Oklahoma Independent School District #52 Series A	2.50	1-1-2020	2,375,000	2,390,248
				4,204,340

Miscellaneous Revenue : 0.15%
Oklahoma Metro Technology Centers School District No. 22	1.90	6-28-2019	3,725,000	3,725,186

				7,929,526

Oregon : 0.40%
Industrial Development Revenue : 0.40%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	10,154,200

Other : 0.07%
Miscellaneous Revenue : 0.07%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) (Rabobank LOC) 144A±	2.55	12-31-2019	1,878,433	1,878,433

Pennsylvania : 5.04%
Education Revenue : 1.59%
Chester County PA HEFA Immaculata University Project	4.00	11-1-2019	510,000	512,846
Chester County PA HEFA Immaculata University Project	5.00	11-1-2020	550,000	565,642
Chester County PA HEFA Immaculata University Project	5.00	11-1-2021	580,000	605,352
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 ø	2.00	5-1-2044	1,200,000	1,192,764
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program	1.85	11-1-2035	1,565,000	1,565,000
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3 ø	2.25	5-1-2033	3,745,000	3,765,747
Pennsylvania HEFA Independent Colleges Series I4	2.72	11-1-2031	3,000,000	3,001,110
Pennsylvania HEFA Wilkes University Project Series A	4.00	3-1-2020	575,000	582,475
Pennsylvania HEFA Wilkes University Project Series A	5.00	3-1-2021	390,000	406,758
Pennsylvania HEFAR Thomas Jefferson University Series B ø	1.73	9-1-2045	9,440,000	9,440,000
Philadelphia PA IDA Thomas Jefferson University Series B ø	1.73	9-1-2050	19,210,000	19,210,000
				40,847,694

GO Revenue : 0.94%
Pennsylvania	5.00	1-15-2020	12,845,000	13,186,549
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2019	5,990,000	6,066,552
Philadelphia PA School District Series D	5.00	9-1-2019	980,000	992,524
Philadelphia PA School District Series F	5.00	9-1-2019	780,000	789,968
Scranton PA 144A	5.00	9-1-2019	1,640,000	1,656,515
Scranton PA School District Series A	5.00	6-1-2019	390,000	391,716
Scranton PA School District Series A	5.00	6-1-2020	500,000	515,635
Scranton PA School District Series B	5.00	6-1-2020	420,000	433,133
				24,032,592

15

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.67%
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00%	12-1-2019	$575,000	$573,149
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2020	505,000	498,167
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	3.00	12-1-2021	560,000	560,325
Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,378,700
Montgomery County PA Higher Education & Health Authority Series 2018D ø	1.73	9-1-2050	10,200,000	10,200,000
Philadelphia PA Hospital & Higher Education Facilities Authority	5.00	7-1-2019	780,000	784,774
Philadelphia PA Hospital & Higher Education Facilities Authority	5.00	7-1-2020	780,000	803,642
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	2,545,000	2,516,878
				17,315,635

Housing Revenue : 0.50%
Pennsylvania HFA Series 114A	2.90	10-1-2021	3,000,000	3,049,110
Pennsylvania Housing Finance Agency Multifamily Housing Development Blumberg Senior Apartments Project	1.65	11-1-2020	4,500,000	4,493,340
Pennsylvania Housing Finance Agency Sharpsburg Towers Series B	2.40	12-1-2021	2,500,000	2,518,800
Pittsburgh PA Housing Authority East Liberty Phase II Apartments	1.40	10-1-2021	2,735,000	2,727,315
				12,788,565

Industrial Development Revenue : 0.31%
Beaver County PA IDA Pollution Control FirstEnergy Generation Project Series B	4.25	10-1-2047	3,910,000	3,910,000
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	3,910,000	3,918,055
				7,828,055

Miscellaneous Revenue : 0.39%
Bethlehem PA School District Revenue (1 Month LIBOR +0.48%) ±	2.23	7-1-2031	9,995,000	9,981,707

Water & Sewer Revenue : 0.64%
North Pennsylvania Water Authority (1 Month LIBOR +0.41%) ±	2.08	11-1-2019	780,000	779,860
North Pennsylvania Water Authority (1 Month LIBOR +0.50%) ±	2.17	11-1-2024	3,910,000	3,910,508
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.39	9-1-2040	11,730,000	11,735,044
				16,425,412

				129,219,660

Rhode Island : 0.11%
Education Revenue : 0.02%
Rhode Island Student Loan Authority AMT Program Senior Series A	5.00	12-1-2019	590,000	602,154

Housing Revenue : 0.09%
Rhode Island Housing & Mortgage Finance Corporation Series 4-A	1.85	4-1-2056	2,155,000	2,155,000

				2,757,154

16

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina : 1.00%
Health Revenue : 0.71%
South Carolina Jobs Econ Development Authority Episcopal Home at Still Hopes Series A	5.00%	4-1-2019	$225,000	$225,000
South Carolina Jobs Econ Development Authority Episcopal Home at Still Hopes Series A	5.00	4-1-2021	425,000	442,115
South Carolina Jobs Econ Development Authority Episcopal Home at Still Hopes Series A	5.00	4-1-2022	455,000	480,767
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	1.73	5-1-2048	17,000,000	17,000,000
				18,147,882

Housing Revenue : 0.29%
South Carolina Housing Finance & Development Authority Lorick Place Apartments Project	2.43	11-1-2021	7,500,000	7,560,750

				25,708,632

South Dakota : 0.05%
Housing Revenue : 0.05%
South Dakota Housing Development Authority Homeownership Mortgage Bond AMT Series E (GNMA/FNMA/FHLMC Insured)	1.90	5-1-2020	1,285,000	1,281,839

Tennessee : 0.70%
Health Revenue : 0.06%
Greeneville TN HEFA Board Series 2018A	5.00	7-1-2022	1,280,000	1,402,278

Housing Revenue : 0.55%
Memphis TN Health Educational & Housing Facility Board Keystone Landing & Pendleton Place Apartments	2.03	8-1-2021	8,000,000	8,019,920
Murfreesboro TN Housing Authority Westbrook Towers II LP Project	2.13	9-1-2021	5,000,000	5,009,700
Nashville & Davidson County TN HEFA Twelfth & Wedgewood Apartments Project (HUD Insured)	1.80	12-1-2020	1,175,000	1,176,011
				14,205,631

Utilities Revenue : 0.09%
Tennessee Energy Acquisition Corporation Gas Project Series A	4.00	5-1-2048	2,190,000	2,316,319

				17,924,228

Texas : 15.29%
Airport Revenue : 0.09%
Houston TX Airport System Revenue Series A	5.00	7-1-2019	1,000,000	1,008,000
Houston TX Airport System Revenue Series B	5.00	7-1-2019	1,250,000	1,260,588
				2,268,588

Education Revenue : 0.50%
Alamo TX Community College District	3.00	11-1-2046	3,200,000	3,219,648
Harris County TX Cultural Education Facilities Finance Authority Baylor College (1 Month LIBOR +0.80%) ±	2.54	11-15-2045	5,500,000	5,499,450
University of Texas Board of Regents Series C	5.00	8-15-2020	3,910,000	4,093,653
				12,812,751

17

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 7.79%
Burleson TX Independent School District	2.50%	2-1-2047	$7,885,000	$8,026,536
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	4,800,000	4,822,704
Cypress-Fairbanks TX Independent School District Series A-2	2.50	2-15-2036	13,295,000	13,339,139
Cypress-Fairbanks TX Independent School District Series A-3	3.00	2-15-2043	2,470,000	2,513,102
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	7,015,000	7,057,932
Fort Bend TX Independent School District Series A	1.75	8-1-2040	12,000,000	12,006,120
Fort Bend TX Independent School District Series B	1.35	8-1-2040	1,520,000	1,518,784
Galveston TX Dickinson Independent High School District	1.35	8-1-2037	3,585,000	3,582,132
Goose Creek TX Independent School District Series B	1.18	2-15-2035	7,820,000	7,808,192
Grapevine-Colleyville TX Independent School District Prerefunded Bond Series B	2.00	8-1-2036	3,150,000	3,161,120
Grapevine-Colleyville TX Independent School District Unrefunded Bond	2.00	8-1-2036	3,495,000	3,510,553
Harlandale TX Independent School District	3.00	8-15-2045	8,775,000	8,904,256
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2	1.40	2-15-2040	4,070,000	4,052,906
Houston TX Independent School District	1.45	6-1-2029	16,305,000	16,228,203
Houston TX Independent School District Series 2014A-1B	2.20	6-1-2039	9,000,000	9,035,010
Houston TX Independent School District Series A2	3.00	6-1-2039	6,000,000	6,013,080
North East TX Independent School District Series B	1.42	8-1-2040	1,090,000	1,075,209
Northside TX Independent School Building Project District Series A	2.00	6-1-2039	20,955,000	20,965,268
Northside TX Independent School District Building Project	2.00	8-1-2044	2,820,000	2,822,820
Northside TX Independent School District Building Project	2.00	6-1-2046	2,135,000	2,138,800
Northside TX Independent School District Building Project	2.13	8-1-2040	1,425,000	1,427,009
Sherman TX Independent School District Prerefunded Bond Series B	3.00	8-1-2048	265,000	269,791
Sherman TX Independent School District Unrefunded Bond Series B	3.00	8-1-2048	13,735,000	13,976,049
Texas Anticipation Notes Series 2018	4.00	8-29-2019	40,000,000	40,394,800
Texas Northside Independent School District	1.45	6-1-2047	3,825,000	3,813,984
Williamson County TX	1.85	8-15-2034	1,340,000	1,339,678
				199,803,177

Health Revenue : 1.14%
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) (m)	1.90	7-1-2031	12,875,000	12,875,000
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) (m)	1.90	7-1-2031	15,375,000	15,375,000
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A	4.00	11-15-2019	400,000	401,056
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B	4.00	11-15-2019	705,000	706,861
				29,357,917

Housing Revenue : 2.89%
Alamito TX Public Facilities Corporation Multifamily Housing Series 2018	2.25	6-1-2021	16,300,000	16,371,720
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	2,000,000	2,025,400
Capital Area Housing Finance Corporation TX Hills Leander Apartments	2.05	8-1-2021	7,000,000	7,020,650
Del Rio TX Housing Facility Corporation	1.35	6-1-2021	1,955,000	1,954,355
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Project Series A	3.25	8-1-2019	12,295,000	12,290,328
S E Texas Housing Finance Corporation Bayshore Towers Apartments (HUD Insured)	2.20	1-1-2022	8,025,000	8,053,168
Texas Capital Area Housing Finance Agency Multifamily Housing Mission Trail at El Camino Real Apartments	2.10	9-1-2037	9,750,000	9,830,145
Texas Department of Housing & Community Affairs	1.80	12-1-2020	1,955,000	1,953,964
Texas Department of Housing & Community Affairs Multifamily Housing	2.20	5-1-2021	8,500,000	8,526,095
Texas Department of Housing & Community Affairs Multifamily Housing Series 2018 (FHA Insured)	2.23	5-1-2021	6,000,000	6,018,420
				74,044,245

18

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.40%
Matagorda County TX Navigation District Central Power & Light Company Project	1.75%	5-1-2030	$5,280,000	$5,234,698
Port of Port Arthur TX Navigation District Emerald Renewable Diesel LLC Project 144A	2.40	6-1-2049	5,000,000	5,001,700
				10,236,398

Resource Recovery Revenue : 1.28%
Harris County TX Industrial Development Corporation Solid Waste Disposal Series 2006	5.00	2-1-2023	13,500,000	13,807,125
Mission TX Economic Development Corporation Republic Services Incorporated Project	2.35	1-1-2026	2,000,000	2,000,180
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series D ø	1.75	11-1-2040	7,000,000	7,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series E ø	1.76	11-1-2040	10,000,000	10,000,000
				32,807,305

Utilities Revenue : 1.05%
San Antonio TX Electric & Gas Systems Refunding Bond Series B	2.00	2-1-2033	11,265,000	11,285,052
San Antonio TX Series A	2.25	2-1-2033	15,640,000	15,694,271
				26,979,323

Water & Sewer Revenue : 0.15%
Houston TX Combined Utility System Revenue Series C (1 Month LIBOR +0.36%) ±	2.11	5-15-2034	4,000,000	3,993,960

				392,303,664

Virginia : 2.65%
Housing Revenue : 1.11%
Colonial Heights VA EDA Colonial Ridge Apartments Series A	1.80	1-1-2020	7,820,000	7,819,844
Fairfax County VA Redevelopment & Housing Authority Murraygate Village Apartment Project	2.26	2-1-2021	12,500,000	12,551,500
Fairfax County VA Redevelopment & Housing Authority Parkwood Project	2.21	2-1-2021	5,500,000	5,522,660
Newport News VA Redevelopment & Housing Authority Soundview Townhouses	2.05	8-1-2021	2,690,000	2,699,173
				28,593,177

Utilities Revenue : 1.07%
Chesapeake VA EDA Electric & Power Company Series 2008A	1.75	2-1-2032	23,460,000	23,455,543
Halifax County VA IDA	2.15	12-1-2041	2,000,000	2,006,100
Wise County IDA Waste & Sewage Disposal Revenue	1.88	11-1-2040	2,000,000	1,998,720
				27,460,363

Water & Sewer Revenue : 0.47%
Virginia Tender Option Bond Trust Receipts/Floater Certificates Series 20108-XS0003 144Aø	2.02	11-1-2024	11,985,000	11,985,000

				68,038,540

19

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Washington : 1.48%
Health Revenue : 0.76%
Grays Harbor County WA Public Hospital District #1	3.00%	8-1-2019	$5,965,000	$5,965,060
Washington HCFR Central Washington Health Service Association	7.00	7-1-2039	2,345,000	2,375,673
Washington HCFR Series XF2035 (Morgan Stanley Bank LIQ) ø144A	1.90	10-1-2036	11,280,000	11,280,000
				19,620,733

Housing Revenue : 0.25%
Washington Housing Finance Commission SAG Portfolio Project	2.55	7-1-2022	6,250,000	6,299,375

Utilities Revenue : 0.47%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap +0.29%) ±	1.79	5-1-2045	10,000,000	9,970,600
Seattle WA Municipal Light & Power Series C1 (SIFMA Municipal Swap +0.25%) ±	1.75	11-1-2021	1,055,000	1,052,162
Seattle WA Municipal Light & Power Series C2 (SIFMA Municipal Swap +0.25%) ±	1.75	11-1-2021	1,055,000	1,052,162
				12,074,924

				37,995,032

West Virginia : 0.23%
Utilities Revenue : 0.23%
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A	1.70	1-1-2041	3,520,000	3,505,814
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A	1.90	3-1-2040	2,485,000	2,485,000
				5,990,814

Wisconsin : 2.22%
Education Revenue : 0.34%
Wisconsin HEFA Refunding Bond Medical College Series B (U.S. Bank NA LOC) ø	1.46	12-1-2033	6,750,000	6,750,000
Wisconsin PFA Gardner Webb University 144A	5.00	7-1-2021	1,360,000	1,402,758
Wisconsin PFA Guilford College	5.00	1-1-2020	490,000	497,765
				8,650,523

GO Revenue : 0.11%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.50	6-1-2022	445,000	449,334
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	990,172
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2020	600,000	612,594
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2021	735,000	761,313
				2,813,413

Health Revenue : 0.95%
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	2.05	8-15-2054	20,065,000	20,010,825
Wisconsin HEFA Ascension Senior Credit Group Series B-5	1.38	11-15-2038	1,220,000	1,217,609
Wisconsin HEFA Tomah Memorial Hospital Series A	2.65	11-1-2020	3,125,000	3,129,313
				24,357,747

20

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.23%
Wisconsin Housing & Economic Development Authority Series A	1.95%	11-1-2047	$4,865,000	$4,865,876
Wisconsin Housing & Economic Development Authority Series A	2.80	3-1-2022	1,070,000	1,089,174
				5,955,050

Miscellaneous Revenue : 0.12%
Shawano County WI BAN	3.00	9-1-2019	3,000,000	3,003,510

Resource Recovery Revenue : 0.39%
Wisconsin PFA Series A-2	2.35	10-1-2025	10,000,000	10,000,900

Tax Revenue : 0.08%
Oconto Falls WI Public School District	3.00	10-1-2019	2,150,000	2,162,900

				56,944,043

Wyoming : 1.37%
Industrial Development Revenue : 1.31%
Sublette County WY ExxonMobil Project ø	1.52	10-1-2044	33,800,000	33,800,000

Utilities Revenue : 0.06%
Converse County WY Pollution Control PacifiCorp Projects ø	1.65	12-1-2020	1,485,000	1,485,000

				35,285,000

Total Municipal Obligations (Cost $2,484,137,345)				2,487,562,097

Mutual Funds: 1.75%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series 144Aøø§	1.80	10-1-2047	15,600,000	15,600,000
Nuveen Massachusetts Dividend Advantage Municipal Income Fund 144Aøø§	1.85	3-1-2029	5,000,000	5,000,000
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares 144Aøø§	1.80	5-1-2047	24,200,000	24,200,000
Total Mutual Funds (Cost $44,800,000)				44,800,000

	Yield		Shares
Short-Term Investments : 0.90%
Investment Companies : 0.90%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.39		23,126,570	23,140,446

Total Short-Term Investments (Cost $23,140,446)				23,140,446

Total investments in securities (Cost $2,552,077,791)	99.62%	2,555,502,543
Other assets and liabilities, net	0.38	9,745,229

Total net assets	100.00%	$2,565,247,772

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

21

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
R&D	Research & development
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

22

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	48,291,197	826,801,145	851,965,772	23,126,570	$23,140,446	0.90%

Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,487,562,097	$0	$2,646,518,715
Mutual fund	0	44,800,000	0	44,800,000
Short-term investments
Investment companies	23,140,446	0	0	23,140,446

Total assets	$23,140,446	$2,532,362,097	$0	$2,555,502,543

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.68%
Guam : 6.31%
Airport Revenue : 2.53%
Guam International Airport Authority Series C (AGM Insured)	6.13%	10-1-2043	$1,500,000	$1,733,152
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,121,270
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	496,286
				3,350,708

Miscellaneous Revenue : 3.38%
Guam Education Financing Foundation Refunding Bond Certificates of Participation Series 2016A	5.00	10-1-2022	1,400,000	1,519,252
Guam Government Business Privilage Tax Revenue Series 2011A	5.00	1-1-2021	250,000	261,230
Guam Government Limited Obligation Bonds Section 30 Series A	5.00	12-1-2021	600,000	640,386
Guam Government Limited Obligation Bonds Section 30 Series A	5.38	12-1-2024	1,000,000	1,025,950
Guam Government Limited Obligation Bonds Section 30 Series A	5.50	12-1-2019	1,000,000	1,026,780
				4,473,598

Utilities Revenue : 0.40%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	523,305

				8,347,611

Illinois : 4.27%
GO Revenue : 3.22%
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	1,000,000	766,290
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,138,940
Chicago IL Series A	5.00	1-1-2027	1,700,000	1,824,848
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	529,800
				4,259,878

Miscellaneous Revenue : 0.21%
Illinois	5.50	7-1-2026	250,000	270,250

Tax Revenue : 0.77%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	970,000	1,019,480

Water & Sewer Revenue : 0.07%
Chicago IL Waterworks Unrefunded Bond (AGM Insured)	5.00	11-1-2020	95,000	95,265

				5,644,873

Michigan : 0.08%
Miscellaneous Revenue : 0.08%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	110,000	110,020

New Jersey : 1.79%
Miscellaneous Revenue : 0.85%
New Jersey EDA Series EE	5.00	9-1-2023	1,070,000	1,122,109

Transportation Revenue : 0.94%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,240,300

				2,362,409

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 0.77%
Education Revenue : 0.77%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24%	2-1-2047	$1,000,000	$1,020,980

Puerto Rico : 1.00%
Transportation Revenue : 1.00%
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (AGC Insured)	5.25	7-1-2019	1,000,000	1,005,810
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (BHAC/FGIC Insured)	5.25	7-1-2021	300,000	321,606
				1,327,416

Texas : 1.60%
GO Revenue : 1.60%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	2,109,060

Virgin Islands : 3.77%
Miscellaneous Revenue : 2.23%
Virgin Islands PFA 144A	5.00	9-1-2020	750,000	773,813
Virgin Islands PFA Gross Receipts Taxes Loan Notes (National Insured)	4.00	10-1-2020	450,000	452,714
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	1,690,000	1,718,865
				2,945,392

Tax Revenue : 1.54%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	2,000,000	2,033,720

				4,979,112

Wisconsin : 79.09%
Education Revenue : 11.42%
Green Bay WI Housing Authority University Village Housing Incorporated	4.38	4-1-2022	200,000	201,898
Green Bay WI Housing Authority University Village Housing Incorporated	5.00	4-1-2030	1,410,000	1,431,108
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2023	150,000	152,705
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2025	475,000	483,446
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2039	5,000,000	5,079,100
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	2.75	4-1-2021	1,080,000	1,103,036
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,567,005
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,281,692
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	1,190,000	1,234,815
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2032	1,500,000	1,556,745
				15,091,550

GO Revenue : 1.87%
Milwaukee WI Series B6	2.00	4-1-2021	175,000	176,509
Milwaukee WI Series B6	3.00	4-1-2024	570,000	605,511
Milwaukee WI Series B6	5.00	4-1-2022	350,000	384,542
Milwaukee WI Series B6	5.00	4-1-2023	580,000	655,243
Milwaukee WI Series B6	5.00	4-1-2025	550,000	649,275
				2,471,080

2

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 13.60%
University Wiconsin Hospital and Clinics Authority Revenue Various Refunding Bond Series 2018 C (BMO Harris Bank NA SPA) ø	1.37%	4-1-2048	$2,000,000	$2,000,000
University Wiconsin Hospital and Clinics Authority Revenue Various Refunding Bond Series B (JPMorgan Chase & Company SPA) ø	1.43	4-1-2048	700,000	700,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	4.00	12-1-2035	1,000,000	1,053,290
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2025	1,500,000	1,714,650
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2026	1,740,000	1,988,072
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2020	850,000	873,494
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	474,976
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	769,431
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	587,070
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	1,014,588
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	620,026
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	1,068,390
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	682,583
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	554,154
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	300,000	356,130
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,250,000	3,522,383
				17,979,237

Housing Revenue : 11.74%
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	25,000	25,021
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	176,321
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,446,671
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,172,860
Wisconsin Housing & EDA Series A	1.55	12-1-2019	55,000	55,018
Wisconsin Housing & EDA Series A	1.95	12-1-2020	55,000	55,281
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	103,138
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	129,580
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,512,696
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	814,968
Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,835,000	2,905,818
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,077,580
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,037,710
				15,512,662

Miscellaneous Revenue : 21.79%
Brookfield WI Community Development & RDA Series A	1.35	6-1-2019	750,000	749,138
Cudahy WI CDA Series A	1.75	6-1-2019	300,000	299,964
Cudahy WI CDA Series A	1.95	6-1-2019	145,000	145,057
Cudahy WI CDA Series C	1.05	6-1-2019	125,000	124,795
Glendale WI CDA Bayshore Public Parking	1.50	10-1-2019	375,000	374,434
Kaukauna WI RDA	3.75	6-1-2032	850,000	883,652
Kaukauna WI RDA	4.00	6-1-2019	50,000	50,190
Kaukauna WI RDA	4.00	6-1-2020	100,000	102,696
Kaukauna WI RDA	4.00	6-1-2021	310,000	323,497
Kaukauna WI RDA	4.00	6-1-2022	235,000	249,431
Kaukauna WI RDA	4.00	6-1-2023	200,000	215,562
Kaukauna WI RDA	4.00	6-1-2025	425,000	468,397
Kaukauna WI RDA	4.00	6-1-2028	425,000	462,651
Kaukauna WI RDA	4.00	6-1-2035	900,000	951,957
Milwaukee WI RDA Lease Public Schools Series	5.00	11-15-2033	750,000	868,110
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	264,572
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	779,058
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,152,250
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	574,590
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,218,757
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,189,080
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	873,533
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2019	915,000	925,248
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2020	1,100,000	1,149,313

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Milwaukee WI RDA Public Schools Series A	5.00%	8-1-2021	$3,330,000	$3,574,522
Milwaukee WI RDA Summer Festival Project	4.60	8-1-2024	870,000	877,143
Milwaukee WI RDA Summer Festival Project	4.70	8-1-2025	110,000	110,946
Milwaukee WI RDA Summer Festival Project	5.00	8-1-2030	5,000,000	5,048,000
Prairie du Chien WI RDA Series B	1.65	9-1-2020	200,000	199,720
Warrens WI CDA Economic Improvements	5.10	11-1-2020	70,000	66,402
Weston WI CDA Series A	1.40	10-1-2019	625,000	622,663
Weston WI CDA Series A	1.50	10-1-2020	500,000	495,480
Weston WI CDA Series A	1.60	10-1-2021	340,000	335,927
Weston WI CDA Series A	1.75	10-1-2022	200,000	197,698
Weston WI CDA Series A	1.90	10-1-2023	100,000	99,768
Weston WI CDA Series A	2.00	10-1-2024	625,000	625,244
Weston WI CDA Series A	2.15	10-1-2025	615,000	619,348
Weston WI CDA Series A	2.25	10-1-2026	940,000	956,018
Weston WI CDA Series A	2.40	10-1-2027	570,000	578,938
				28,803,749

Tax Revenue : 18.67%
Mount Pleasant WI Tax Increment Series 2018A	4.00	4-1-2035	1,295,000	1,374,435
Mount Pleasant WI Tax Increment Series 2018A	5.00	4-1-2034	1,000,000	1,159,490
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2019	100,000	102,812
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2021	2,000,000	2,208,820
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2023	1,600,000	1,863,984
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2026	2,435,000	2,954,215
Warrens WI CDA Interim Workout Extension	3.70	11-1-2029	155,045	96,242
Wisconsin Center District CAB (AGM Insured) ¤	0.00	12-15-2030	295,000	215,456
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (Build America Mutual Assurance Company Insured) ¤	0.00	12-15-2033	2,985,000	1,810,522
Wisconsin Center District CAB Series A (National Insured) ¤	0.00	12-15-2019	275,000	271,293
Wisconsin Center District CAB Series A (National Insured) ¤	0.00	12-15-2027	100,000	80,544
Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2019	500,000	512,335
Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2023	2,150,000	2,376,739
Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2027	1,005,000	1,188,171
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2022	730,000	805,621
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2030	2,100,000	2,306,892
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,199,385
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	1,000,104
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,161,300
Wisconsin Oneida Tribe of Indians 144A	5.50	2-1-2021	965,000	986,510
				24,674,870

				104,533,148

Total Municipal Obligations (Cost $126,357,676)				130,434,629

Total investments in securities (Cost $126,357,676)	98.68%	130,434,629
Other assets and liabilities, net	1.32	1,739,851

Total net assets	100.00%	$132,174,480

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

4

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2019 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFA	Health & Educational Facilities Authority
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
TTFA	Transportation Trust Fund Authority

5

Wells Fargo Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$130,434,629	$0	$130,434,629

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.